(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

INTERMEDIATE MUNICIPAL INCOME
FUND
SEMIANNUAL REPORT
FEBRUARY 28, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   20    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  24    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through February, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the more likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past one year and life of fund total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997         PAST 6   PAST 1   LIFE OF
                                        MONTHS   YEAR     FUND

Spartan Intermediate Municipal Income   4.60%    5.16%    24.63%

Lehman Brothers 1-17 Year Municipal     4.69%    5.13%    n/a
 Bond Index

Intermediate Municipal Debt Funds       3.98%    4.14%    n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on April 26, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of 144 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997             PAST 1   LIFE OF
                                            YEAR     FUND

Spartan Intermediate Municipal Income       5.16%    5.89%

Lehman Brothers 1-17 Year Municipal         5.13%    n/a
 Bond Index

Intermediate Municipal Debt Funds Average   4.14%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             Spartan Int Muni In         LB Municipal Bond
             00443                       LB015
  1993/04/30      10000.00                    10000.00
  1993/05/31      10042.52                    10056.20
  1993/06/30      10223.32                    10224.04
  1993/07/31      10237.67                    10237.43
  1993/08/31      10494.62                    10450.57
  1993/09/30      10638.84                    10569.61
  1993/10/31      10653.55                    10590.01
  1993/11/30      10584.29                    10496.71
  1993/12/31      10814.44                    10718.29
  1994/01/31      10921.59                    10840.70
  1994/02/28      10650.20                    10559.92
  1994/03/31      10215.12                    10129.92
  1994/04/30      10249.15                    10215.82
  1994/05/31      10369.19                    10304.40
  1994/06/30      10349.96                    10241.44
  1994/07/31      10513.54                    10429.16
  1994/08/31      10549.03                    10465.25
  1994/09/30      10432.96                    10311.62
  1994/10/31      10296.33                    10128.48
  1994/11/30      10081.48                     9945.36
  1994/12/31      10270.03                    10164.26
  1995/01/31      10513.09                    10454.75
  1995/02/28      10751.29                    10758.77
  1995/03/31      10873.54                    10882.39
  1995/04/30      10894.99                    10895.23
  1995/05/31      11117.46                    11242.90
  1995/06/30      11094.08                    11145.09
  1995/07/31      11172.23                    11250.74
  1995/08/31      11340.58                    11393.40
  1995/09/30      11430.00                    11465.52
  1995/10/31      11556.48                    11632.23
  1995/11/30      11682.05                    11825.21
  1995/12/31      11752.74                    11938.85
  1996/01/31      11858.15                    12028.99
  1996/02/29      11820.65                    11947.79
  1996/03/31      11705.38                    11795.10
  1996/04/30      11682.09                    11761.72
  1996/05/31      11683.53                    11757.02
  1996/06/30      11788.46                    11885.05
  1996/07/31      11883.68                    11993.20
  1996/08/31      11884.48                    11990.33
  1996/09/30      12002.40                    12158.19
  1996/10/31      12122.77                    12295.70
  1996/11/30      12336.54                    12520.71
  1996/12/31      12288.89                    12468.12
  1997/01/31      12325.87                    12491.69
  1997/02/28      12430.70                    12606.36








$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Intermediate Municipal Income Fund on April 30, 1993, shortly after the fund started. As the chart shows, by February 28, 1997, the value of the investment with dividends reinvested would have grown to $12,431 - a 24.31% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $12,606 - a 26.06% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS   YEARS ENDED AUGUST 31,                 APRIL 26, 1993
      ENDED                                               (COMMENCEM
      FEBRUARY                                            ENT
      28,                                                 OF OPERATIONS)
                                                          TO
                                                          AUGUST 31,

      1997         1996                     1995   1994   1993

Dividend return               2.41%   4.90%    5.26%   4.99%    1.82%

Capital appreciation return   2.19%   -0.11%   2.23%   -4.48%   3.39%

Total return                  4.60%   4.79%    7.49%   0.51%    5.21%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. For the periods through August 31, 1996, capital appreciation and total returns include the effect of a $5 account closeout fee on an average sized account.
DIVIDENDS AND YIELD

PERIODS ENDED FEBRUARY 28, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.69(cents)   23.83(cents)   48.13(cents)

Annualized dividend rate                 4.68%         4.72%          4.76%

30-day annualized yield                  4.50%         -              -

30-day annualized tax-equivalent yield   7.03%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.28 over the past one month, $10.19 over the past six months and $10.12 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Norm Lind, Portfolio Manager of Spartan Intermediate Municipal Income Fund
Q. NORM, HOW DID THE FUND PERFORM?
A. For the six- and 12-month periods ending February 28, 1997, the fund had total returns of 4.60% and 5.16%, respectively. In comparison, the intermediate municipal debt funds average returned 3.98% and 4.14% for the same periods, as tracked by Lipper Analytical Services. The Lehman Brothers 1-17 Year Municipal Bond Index returned 4.69% and 5.13% for the same periods.
Q. MUNICIPALS TURNED IN FAIRLY STRONG PERFORMANCE COMPARED TO TAXABLE BONDS DURING THE PAST SIX MONTHS. CAN YOU TELL US WHY?
A. Sure. Munis' strong relative performance was driven primarily by favorable supply and demand conditions. The supply of new municipal bonds issued during the period was quite low. The period saw increasing demand from a number of groups. The first was individual investors - many of whom had remained on the sidelines during the presidential campaign for fear that a flat tax would eliminate the tax-exempt status of municipals. A second group was "crossover" buyers, such as corporations and others who are traditional buyers of taxable bonds. Potential changes in the tax code could mean that it will be less advantageous for corporations to purchase additional tax-exempt debt. It appears that some companies recently have been buying munis in anticipation of that potential change, as well as to capture munis' attractive after-tax yields. The rise in demand was particularly evident in municipals with maturities of three years or less, which is one emphasis of this fund.
Q. WHAT CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. There were a couple of key factors. The first was the strong performance of bonds rated Baa by Moody's Investors Service, including some of the fund's Denver City and County Airport, and selected bonds in California and New York City. During the period, credit spreads - which measure the difference in yields between bonds with various credit ratings - tightened, and lower-quality bonds provided a smaller yield advantage over higher-quality bonds than they had previously. Because of tightening spreads, the performance of many of the market's - and the fund's - lower-rated bonds generally outpaced higher-quality securities.
Q. AND THE SECOND FACTOR?
A. I sold some student loan bonds, which benefited the fund. Shareholders may remember that student loan bonds have been a mainstay for the fund for some time. These high-quality bonds often trade at yields higher than many other similarly rated bonds because of their perceived prepayment risk. More recently, investors have been relatively enthusiastic about these high-yielding securities and bid their prices to quite high levels. So toward the end of the period, I sold some student loan holdings to lock in their gains.
Q. WHAT WERE THE KEY ELEMENTS TO YOUR STRATEGY DURING THE PAST SIX MONTHS?
A. I continued to emphasize premium bonds. The premium - or above face value - price helps protect the bond from unfavorable tax treatment that can occur during particular market environments. In addition, the fund benefited from its stake in bonds that had relatively attractive "roll down" characteristics. As time passes, a bond's time to maturity shortens. As a result, its yield falls and its price generally goes up, all things being equal - a condition known as roll down. I targeted bonds with maturities in the short-intermediate part of the municipal market where I felt that the difference in yield was the largest and therefore, the potential for price appreciation as the bond moved closer to maturity was the greatest.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. One of my biggest disappointments during this period was the fund's relatively light weighting in California and New York City securities. Both did quite well as their respective economies continued to improve.
Q. WHAT'S YOUR OUTLOOK?
A. From a supply and demand standpoint, municipals in general appear to be in pretty good shape, barring any unforeseen legislation that could negatively affect them. I don't expect to see a tremendous amount of supply, and what there is should be easily digested if demand remains firm. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: provide high current
income exempt from federal
taxes
FUND NUMBER: 443
TRADING SYMBOL: FSIMX
START DATE: April 26, 1993
SIZE: as of February 28,
1997, more than $217 million
MANAGER: Norm Lind, since
1995; manager, Fidelity
Advisor Short-Intermediate
Municipal Income, Spartan
New York Municipal Income,
Spartan New York Intermediate
Municipal Income, and Spartan
Short-Intermediate Municipal
Income funds, since 1995;
Fidelity New York Insured
Municipal Income, since
1994; Fidelity New York
Municipal Income, since
1993; joined Fidelity in 1986
(checkmark)
NORM LIND ON MUNICIPAL BOND
INSURANCE AND ITS EFFECT ON
THE MUNICIPAL BOND MARKET:
"Roughly half of all new
municipal bonds issued today
carry insurance, compared
to one-third at the beginning
of the decade. One
implication of this
development is the increasing
difficulty in finding additional
yield. Bonds that might
naturally carry an A-rating, an
Aa-rating or even a
Baa-rating are being insured
and offer lower yields
because they are insured. In
fact, the high incidence of
insurance helps to explain
why the difference in yield
between higher- and
lower-quality bonds has
narrowed over the past year.
Many yield-hungry investors
gravitated toward securities
without insurance in order to
find extra income. In the
process, they sent some
uninsured bond yields closer
to yields offered by insured
bonds. Even though this
situation has posed a
significant challenge, I'll
continue to look for
high-yielding opportunities
that might crop up as a
function of a bond's structure,
demand or other factors."
INVESTMENT CHANGES


TOP FIVE STATES AS OF FEBRUARY 28, 1997
             % OF FUND'S   % OF FUND'S
             INVESTMENTS   INVESTMENTS
                           IN THESE STATES
                           6 MONTHS AGO

Texas        15.3          19.2

California   12.9          13.1

Colorado     9.0           10.1

Alaska       6.3           6.1

New York     5.2           5.5

TOP FIVE SECTORS AS OF FEBRUARY 28, 1997
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                   IN THESE SECTORS
                                   6 MONTHS AGO

General Obligation   32.9          30.0

Education            17.5          16.1

Transportation       12.2          11.0

Special Tax          9.9           9.7

Electric Revenue     7.1           7.7

AVERAGE YEARS TO MATURITY AS OF FEBRUARY 28, 1997
              6 MONTHS AGO

Years   7.5   7.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF FEBRUARY 28, 1997
              6 MONTHS AGO

Years   5.9   6.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF FEBRUARY 28, 1997 AS OF AUGUST 31, 1996

Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 1.0
Row: 1, Col: 3, Value: 19.6
Row: 1, Col: 4, Value: 74.2
Row: 1, Col: 1, Value: 4.9
Row: 1, Col: 2, Value: 1.1
Row: 1, Col: 3, Value: 20.6
Row: 1, Col: 4, Value: 73.40000000000001
Aaa, Aa, A 74.8%
Baa 19.6%
Non-rated 0.6%
Short-term
investments 5.0%
Aaa, Aa, A 73.8%
Baa 20.6%
Non-rated 0.7%
Short-term
investments 4.9%
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 95.0%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
ALASKA - 6.3%
North Slope Borough (Cap. Appreciation)
Series A:
0% 6/30/01 (MBIA Insured)  Aaa $ 12,000,000 $ 9,780,000
 0% 6/30/02 (MBIA Insured)  Aaa  3,950,000  3,056,313
 0% 6/30/03 (MBIA Insured)  Aaa  1,500,000  1,098,750
  13,935,063
ARIZONA - 4.5%
Arizona Trans. Board Excise Tax Rev.:
(Maricopa County Reg'l. Road - A Proj.)
(Cap. Appreciation) Series A,
0% 7/1/02 (FGIC Insured)  Aaa  1,700,000  1,328,125
 (Maricopa County Reg'l. Area-A Proj.):
 6% 7/1/03 (AMBAC Insured)  Aaa  1,300,000  1,404,000
  6.50% 7/1/04 (AMBAC Insured)  Aaa  1,100,000  1,226,500
 (Maricopa County Reg'l. Area-B Proj.)
 6.50% 7/1/04 (AMBAC Insured)  Aaa  1,220,000  1,360,300
Maricopa County Commty. College Dist.
Series A, 6% 7/1/09  Aa  2,000,000  2,107,500
Phoenix Civic Impt. Corp. Excise Tax Rev.
Rfdg. (Arpt. Impts.) Series A, 5.85%
7/1/01 (d)  Aa  2,420,000  2,544,025
  9,970,450
ARKANSAS - 0.6%
Arkansas College Savings:
0% 6/1/02  Aa  705,000  551,663
 0% 6/1/03  Aa  1,190,000  882,088
  1,433,751
CALIFORNIA - 12.9%
California Edl. Facs. Auth. Rev.
(Stanford Univ.) Series J, 6% 11/1/05  Aaa  2,000,000  2,140,000
California Statewide Commtys. Dev. Auth.
Rev. Ctfs. of Prtn. Rfdg. (Hosp. Triad
Healthcare) 5.90% 8/1/01  A+  1,115,000  1,137,300
Carson Redev. Agcy. Rfdg. (Redev. Proj. Area 2)
(Tax Allocation):
 5.40% 10/1/01  Baa  1,350,000  1,351,688
  5.50% 10/1/02  Baa  1,320,000  1,321,650
  5.60% 10/1/03  Baa  1,500,000  1,501,875
Central California Joint Pwrs. Health Fing. Auth.
Rfdg. (Commty. Hosps. of Central California)
5.25% 2/2/04  Baa1  1,130,000  1,107,400
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Central Valley Fin. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.):
 5.50% 7/1/01  BBB- $ 1,875,000 $ 1,914,844
  5.60% 7/1/02  BBB-  1,800,000  1,847,250
  5.80% 7/1/04  BBB-  1,300,000  1,345,500
Clovis Unified School Dist. (Cap. Appreciation)
Series B, 0% 8/1/02 (MBIA Insured)  Aaa  5,700,000  4,438,875
Los Angeles Wastewtr. Sys. 6% 2/1/04
(FGIC Insured)  Aaa  3,130,000  3,372,575
Orange County Dev. Agcy. Tax Allocation
(Santa Ana Heights Proj.):
 5.70% 9/1/02  Baa  1,170,000  1,189,013
  6% 9/1/05  Baa  1,335,000  1,366,706
Sacramento Cogeneration Auth.
Cogeneration Proj. Rev. (Procter &
Gamble Proj.) 5.80% 7/1/01  BBB-  1,400,000  1,443,750
Sacramento Pwr. Auth. Cogeneration Proj.
Rev. 6.50% 7/1/05  BBB-  2,000,000  2,150,000
University of California Revs. Rfdg. (Hsg. Sys.)
Series A, 8% 11/1/00 (MBIA Insured)  Aaa  1,000,000  1,122,500
  28,750,926
COLORADO - 9.0%
Adams & Arapahoe School Dist. No.28J Series C,
5.75% 12/1/07 (FGIC Insured)  Aaa  2,330,000  2,484,363
Colorado Health Facs. Auth. Rev. Rfdg. (Rocky
Mountain Adventist) 6.25% 2/1/04  Baa  2,000,000  2,080,000
Denver City & County Arpt. Rev. (d):
Series A:
 8.25% 11/15/02   Baa  730,000  818,513
  (Cap. Appreciation):
  0% 11/15/04   Baa  2,070,000  1,353,263
   0% 11/15/05 (MBIA Insured)   Aaa  2,250,000  1,437,188
 Series C, 6.55% 11/15/03 (MBIA Insured)  Aaa  2,660,000  2,955,925
 Series D (Cap. Appreciation):
 0% 11/15/03 (MBIA Insured)  Aaa  5,320,000  3,817,100
  0% 11/15/05 (MBIA Insured)  Aaa  2,055,000  1,312,631
  0% 11/15/06 (MBIA Insured)  Baa  4,500,000  2,598,750
El Paso County School Dist. #20
6.15% 12/15/08 (MBIA Insured)  Aaa  1,000,000  1,101,250
  19,958,983
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CONNECTICUT - 1.1%
Connecticut Health & Edl. Facs. Auth. Rev. Rfdg.
(Quinnipiac College) Series D:
 4.90% 7/1/98  BBB- $ 1,450,000 $ 1,448,188
  5.625% 7/1/03  BBB-  1,100,000  1,102,750
  2,550,938
DISTRICT OF COLUMBIA - 2.6%
District of Columbia Hosp. Rev. Rfdg.
(Medlantic Healthcare Group):
  Series A, 5.50% 8/15/06 (MBIA Insured)  Aaa  1,100,000  1,134,375
  Series B, 6.125% 8/15/99  Baa1  4,520,000  4,638,650
  5,773,025
FLORIDA - 1.3%
Broward County Resources Recovery Rev.
(SES Broward Co. LP South Proj.)
7.95% 12/1/08  A  655,000  717,225
Hillsborough County Port. Dist. Spl. Ref. Rev. Rfdg.
(Tampa Port. Auth.) 6.50% 6/1/02
(FSA Insured) (d)  Aaa  2,000,000  2,167,500
  2,884,725
GEORGIA - 1.2%
Georgia Gen. Oblig. 6% 7/1/04  Aaa  2,475,000  2,683,346
ILLINOIS - 2.4%
Chicago Gen. Oblig. Series A-2,
5.50% 1/1/04 (AMBAC Insured)  Aaa  4,000,000  4,190,000
Northern Univ. Rev. Auxiliary Facs. Sys. Rfdg.
6% 4/1/02 (FGIC Insured)  Aaa  1,000,000  1,063,750
  5,253,750
INDIANA - 2.0%
Indianapolis Resource Recovery Rev. Rfdg.
(Ogden Martin Sys. Inc. Proj.):
6.75% 12/1/04 (AMBAC Insured)  Aaa  1,325,000  1,493,938
 6.75% 12/1/05 (AMBAC Insured)  Aaa  2,675,000  3,032,781
  4,526,719
IOWA - 2.0%
Iowa Student Loan Liquidity Corp. Student
Loan Rev. Rfdg. Sr. Series B, 5.75%
12/1/07 (d)  Aaa  4,500,000  4,556,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
KENTUCKY - 0.9%
Kentucky Tpk. Auth. Econ. Dev. Road Rev.
Rfdg. (Revitalization Proj.) 5.50% 7/1/09
(AMBAC Insured) (f)  Aaa $ 2,000,000 $ 2,080,000
MASSACHUSETTS - 0.5%
Massachusetts Wtr. Resources Auth. Series A,
7% 4/1/98  A  1,100,000  1,131,680
MICHIGAN - 2.4%
Detroit Convention Facs. Rev. Rfdg. (Cobo Hall
Expansion Proj.) 5.25% 9/30/12  A  5,100,000  4,806,750
Utica Community School Bldg. & Site Rfdg.
4.10% 5/1/98 (FGIC Insured)  Aaa  500,000  502,500
  5,309,250
MINNESOTA - 0.9%
Minneapolis Gen. Oblig. Unltd. Tax (Cap.
Appreciation) Series B:
 0% 12/1/03  Aaa  300,000  221,625
  0% 12/1/04  Aaa  440,000  308,000
  0% 12/1/05  Aaa  495,000  328,556
Minnesota Gen. Oblig. Unltd. Tax
5.60% 10/1/02  Aaa  1,000,000  1,060,000
  1,918,181
NEW HAMPSHIRE - 1.9%
New Hampshire Higher Edl. & Health Facs. Auth.
Rev. (Frisbee Mem. Hosp.) 5.70% 10/1/04  Baa  4,145,000  4,170,906
NEW JERSEY - 1.2%
Passaic County Util. Auth. Solid Waste Disp. Rev.
Rfdg. (Cap. Appreciation) 0% 3/1/02
(MBIA Insured)  Aaa  3,380,000  2,699,775
NEW MEXICO - 4.6%
Albuquerque Arpt. Rev. Rfdg.
6.50% 7/1/07 (AMBAC Insured) (c)(d)  Aaa  1,400,000  1,526,000
Farmington Pollution Cont. Rev.
6.10% 1/1/08 (MBIA Insured)  Aaa  1,300,000  1,303,848
New Mexico Edl. Assistance Foundation
Student Loan Rev. Sr. Series IV A-1
7.05% 3/1/10 (d)  A  5,375,000  5,737,813
Rio Rancho Wtr. & Wastewtr. Sys. Rev.
Series A, 8% 5/15/04 (FSA Insured)  Aaa  1,420,000  1,698,675
  10,266,336
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
NEW YORK - 5.2%
Muni. Assistance Corp. for New York City
6% 7/1/05  Aa $ 3,500,000 $ 3,793,125
New York City Gen. Oblig. Rfdg. Unltd. Tax
Series C, 6.50% 8/1/07  Baa1  2,000,000  2,100,000
New York State Dorm. Auth. Rev. (City Univ. Sys.)
Series B, 5.75% 7/1/06  Baa1  1,080,000  1,109,700
New York State Urban Dev. Corp. Rev. Rfdg.
(Correctional Cap. Facs.) Series A,
6.40% 1/1/04  Baa1  1,785,000  1,914,413
Triborough Bridge & Tunnel Auth. Rev. Rfdg.
(Gen. Purp.) Series Y, 5.50% 1/1/03  Aa  2,500,000  2,637,500
  11,554,738
NORTH CAROLINA - 1.2%
North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev. Rfdg.:
 Series B, 5.625% 1/1/03  Baa1  1,000,000  1,021,250
  Series C, 5.50% 1/1/07  Baa1  500,000  496,250
North Carolina Edl. Facs. Fin. Agcy. Rev.
Rfdg. (Elon College) 6.375% 1/1/07
(Connie Lee Insured)  AAA  1,000,000  1,071,250
  2,588,750
OHIO - 2.8%
Franklin County Rev. (Online Computer
Library Ctr. Inc. Proj.):
 4.80% 4/15/97  -  500,000  500,295
  5% 4/15/98  -  560,000  564,200
  5.65% 4/15/01  -  340,000  350,200
Ohio Bldg. Auth. Facs. Series A:
(Transn. Bldg. Fund Proj.)
 6% 9/1/06 (AMBAC Insured)  Aaa  1,585,000  1,715,763
 (Admin. Bldg. Fund Proj.)
 6.30% 10/1/11  Aa3  2,000,000  2,137,500
Ohio Student Loan Fin. Corp. Student Loan Rev.
Rfdg. Series C, 6.20% 7/1/03 (d)  Aaa  1,035,000  1,081,575
  6,349,533
OKLAHOMA - 0.5%
Tulsa Arpt. Impt. Trust Gen. Rev. (Tulsa Intl. Arpt.)
7.70% 6/1/13 (MBIA Insured) (Pre-Refunded
to 6/1/02 @ 100) (d)(e)   Aaa  1,000,000  1,142,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
PENNSYLVANIA - 1.0%
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Hosp. Rev. (Temple Univ. Hosp.) Series A,
5.60% 11/15/98  Baa1 $ 2,100,000 $ 2,128,875
SOUTH CAROLINA - 1.4%
South Carolina Ed. Assistance Auth. Rev. Rfdg.
(Guaranteed Student Loan) (Sub. lien) Series B,
5.70% 9/1/05 (d)  A  2,000,000  2,050,000
South Carolina Gen. Oblig. Hwy. Series B,
5.625% 7/1/11  Aaa  1,000,000  1,028,750
  3,078,750
SOUTH DAKOTA - 2.3%
South Dakota Student Loan Fin. Corp. Student
Loan Rev. Series A, 6.15% 8/1/03 (d)  A+  5,000,000  5,125,000
TENNESSEE - 2.1%
Memphis Gen. Oblig. 6% 11/1/06  Aa  1,585,000  1,733,594
Memphis-Shelby County Arpt. Auth. Arpt. Rev.
Rfdg. Series B, 6.50% 2/15/09 (MBIA Insured) (d)  Aaa  2,750,000  3,042,188
  4,775,782
TEXAS - 15.3%
Alief Independent School Dist. Unltd. Tax:
7% 2/15/03 (PSF Guaranteed)  Aaa  1,125,000  1,268,438
 7% 2/15/04 (PSF Guaranteed)  Aaa  1,125,000  1,282,500
Allen Independent School Dist. 0% 2/15/06
(PSF Guaranteed)  Aaa  1,370,000  869,950
Arlington Independent School Dist. Rfdg. &
Impt. Ultd. Tax:
  6.50% 2/15/02 (PSF Guaranteed)  Aaa  1,000,000  1,090,000
  6.50% 2/15/03 (PSF Guaranteed)  Aaa  1,500,000  1,651,875
  (Cap. Appreciation) 0% 2/15/07  Aaa  1,570,000  945,925
Brazos Higher Ed. Auth. Student Loan Rev. Rfdg.
Series C-1 (d):
 5.60% 6/1/03   Aaa  6,750,000  6,960,938
  5.70% 6/1/04   Aaa  2,500,000  2,587,500
Brazosport Independent School Dist. Unltd. Tax
(School House) 5.40% 2/15/13
(PSF Guaranteed)  Aaa  1,290,000  1,288,388
Cedar Hill Independent School Dist.
(Cap. Appreciation):
 0% 8/15/05  Aaa  2,830,000  1,853,650
  0% 8/15/07  Aaa  1,465,000  851,531
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
TEXAS - CONTINUED
Conroe Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/07
(PSF Guaranteed) (c)  Aaa $ 500,000 $ 301,250
Dallas Independent School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation) 0% 8/15/07
(PSF Guaranteed)  Aaa  500,000  293,750
Keller Independent School Dist. Rfdg. Unltd. Tax
(Cap. Appreciation) Series A, 0% 8/15/12
(PSF Guaranteed)  Aaa  1,590,000  665,813
Lower Colorado River Auth. Rev. Rfdg.
(Cap. Appreciation) 0% 1/1/09 (MBIA Insured)
(Escrowed to Maturity) (e)  Aaa  615,000  330,563
Midlothian Independent School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation) 0% 2/15/06
(PSF Guaranteed)  Aaa  1,905,000  1,219,200
Northside Independent School Dist. Rfdg. Unltd. Tax
(Cap. Appreciation):
 0% 2/15/02 (PSF Guaranteed)  Aaa  1,000,000  796,250
  0% 2/15/03 (PSF Guaranteed)  Aaa  1,230,000  930,188
Round Rock Independent School Dist. Unltd.
Tax Series B, 7% 8/1/03 (PSF Guaranteed)  Aaa  1,325,000  1,505,531
San Antonio Gen. Impt. Rfdg. 5.50% 8/1/04 (c)  Aa  1,745,000  1,775,538
Socorro Independent School Dist. Rfdg. Unltd.
Tax (Cap. Appreciation) 0% 9/1/04
(PSF Guaranteed)  Aaa  3,000,000  2,092,500
Texas Muni. Pwr. Agcy. Rev. Rfdg. 9% 9/1/97
(Escrowed to Maturity) (e)  A1  500,000  513,330
Texas State College Student Loan Unltd. Tax
5.80% 8/1/05 (d)  Aa  2,350,000  2,452,813
Ysleta Independent School Dist. Rfdg. Unltd.
Tax (Cap. Appreciation) 0% 8/15/11
(PSF Guaranteed)  Aaa  1,100,000  495,000
  34,022,421
UTAH - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg.
Series B, 5.75% 7/1/16 (MBIA Insured) (c)  Aaa  1,000,000  990,000
VIRGINIA - 3.0%
Virginia Hsg. Dev. Auth. Multi-Family Hsg.
Series I, 5.85% 5/1/08 (d)  Aa1  1,370,000  1,392,263
Virginia Polytechnic Institute & State Univ.
(Rev. Univ. Svcs. Sys.) Series C, 5.75% 6/1/06  A1  825,000  875,531
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
VIRGINIA - CONTINUED
Virginia Trans. Board Trans. Contract Rev.
(Northern Virginia Trans. Dist.) Series A:
 6.75% 5/15/03  Aa $ 1,895,000 $ 2,127,126
  6.75% 5/15/04  Aa  2,020,000  2,282,600
  6,677,520
WASHINGTON - 1.5%
Washington State Pub. Pwr. Supply Sys.
Nuclear Proj. #3 Rev. Rfdg. (Proj. #3) Series B:
 (Cap. Appreciation) 0% 7/1/07  Aa1  4,000,000  2,265,000
  0% 7/1/10  Aa1  2,250,000  1,037,813
  3,302,813
TOTAL MUNICIPAL BONDS
(Cost $206,740,306)   211,590,736
CASH EQUIVALENTS- 5.0%
 SHARES
Municipal Central Cash Fund (a)(g)
(Cost $11,210,280)  -  11,210,280  11,210,280
TOTAL INVESTMENTS - 100%
(Cost $217,950,586)  $ 222,801,016
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
20 U.S. Treasury Bond Contracts   June 1997 $ 2,208,750 $ (2,056)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.0%
LEGEND
1. At period end, the seven-day annualized yield of the Municipal Central Cash Fund was 3.43%.
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
4. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
5. Security collateralized by an amount sufficient to pay interest and principal.
6. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $61,785.
7. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 68.4% AAA, AA, A 64.7%
Baa 14.5% BBB  16.2%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.6%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  32.9%
Education  17.5
Transportation  12.2
Special Tax  9.9
Electric Revenue  7.1
Health Care  6.8
Cash Equivalents  5.0
Others (individually less than 5%)   8.6
TOTAL  100.0%
INCOME TAX INFORMATION
At February 28,1997, the aggregate cost of investment securities for income tax purposes was $217,950,586. Net unrealized appreciation aggregated $4,850,430, of which $5,083,682 related to appreciated investment securities and $233,252 related to depreciated investment securities.
At August 31, 1996, the fund had a capital loss carryforward of approximately $8,853,000 of which $3,556,000 and $5,297,000 will expire on August 31, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 FEBRUARY 28, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $217,950,586) -                  $ 222,801,016
See accompanying schedule

Receivable for investments sold                                            1,556,962

Interest receivable                                                        2,083,158

Receivable for daily variation on futures contracts                        3,750

 TOTAL ASSETS                                                              226,444,886

LIABILITIES

Payable for investments purchased                           $ 3,755,383
Regular delivery

 Delayed delivery                                            4,486,052

Payable for fund shares redeemed                             403,713

Distributions payable                                        179,531

Accrued management fee                                       90,630

Other payables and accrued expenses                          1,288

 TOTAL LIABILITIES                                                         8,916,597

NET ASSETS                                                                $ 217,528,289

Net Assets consist of:

Paid in capital                                                           $ 221,348,926

Accumulated undistributed net realized gain (loss)                         (8,669,011)
on investments

Net unrealized appreciation (depreciation) on                              4,848,374
investments

NET ASSETS, for 21,184,606 shares outstanding                             $ 217,528,289

NET ASSET VALUE, offering price and redemption price per                   $10.27
share ($217,528,289 (divided by) 21,184,606 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

INTEREST INCOME                                                         $ 5,580,095

EXPENSES

Management fee                                             $ 582,417

Non-interested trustees' compensation                       2,082

 Total expenses before reductions                           584,499

 Expense reductions                                         (7,445)      577,054

NET INTEREST INCOME                                                      5,003,041

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      283,398

 Futures contracts                                          (32,238)     251,160

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      4,268,227

 Futures contracts                                          (2,056)      4,266,171

NET GAIN (LOSS)                                                          4,517,331

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 9,520,372
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS          YEAR ENDED
                                                          ENDED               AUGUST 31,
                                                          FEBRUARY 28, 1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 5,003,041         $ 10,698,635
Net interest income

 Net realized gain (loss)                                  251,160             1,665,298

 Change in net unrealized appreciation (depreciation)      4,266,171           (2,231,237)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           9,520,372           10,132,696
FROM OPERATIONS

Distributions to shareholders from net interest income     (5,003,041)         (10,698,635)

Share transactions                                         35,518,909          120,502,414
Net proceeds from sales of shares

 Reinvestment of distributions                             3,888,630           8,342,300

 Cost of shares redeemed                                   (42,517,865)        (131,868,903)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (3,110,326)         (3,024,189)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,407,005           (3,590,128)

NET ASSETS

 Beginning of period                                       216,121,284         219,711,412

 End of period                                            $ 217,528,289       $ 216,121,284

OTHER INFORMATION
Shares

 Sold                                                      3,479,758           11,871,349

 Issued in reinvestment of distributions                   380,612             822,847

 Redeemed                                                  (4,173,655)         (13,034,511)

 Net increase (decrease)                                   (313,285)           (340,315)


FINANCIAL HIGHLIGHTS

      SIX MONTHS        YEARS ENDED AUGUST 31,                   APRIL 26, 1993
      ENDED FEBRUARY                                             (COMMENCEMEN
      28, 1997                                                   T OF OPERATIONS)
                                                                 TO AUGUST 31,

      (UNAUDITED)       1996                     1995   1994 D   1993



SELECTED PER-SHARE DATA

Net asset value, beginning      $ 10.050    $ 10.060    $ 9.840     $ 10.340    $ 10.000
of period

Income from Investment           .238        .486        .490        .514        .177
Operations
Net interest income

 Net realized and                .220        (.010)      .220        (.460)      .340
 unrealized gain (loss)

 Total from investment           .458        .476        .710        .054        .517
 operations

Less Distributions

 From net interest income        (.238)      (.486)      (.490)      (.514)      (.177)

 From net realized gain          -           -           -           (.010)      -

 In excess of net                -           -           -           (.030)      -
 realized gain

 Total distributions             (.238)      (.486)      (.490)      (.554)      (.177)

Net asset value, end            $ 10.270    $ 10.050    $ 10.060    $ 9.840     $ 10.340
of period

TOTAL RETURN B, C                4.60%       4.80%       7.50%       .52%        5.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 217,528   $ 216,121   $ 219,711   $ 256,269   $ 219,400
(000 omitted)

Ratio of expenses to             .55% A      .50%        .42%        .20%        .00%
average net assets                          E           E           E           E

Ratio of expenses to             .54% A,     .50%        .42%        .20%        .00%
average net assets after         F
expense reductions

Ratio of net interest income     4.71% A     4.81%       5.04%       5.09%       5.20%
to average net assets                                                           A

Portfolio turnover rate          26% A       64%         44%         69%         95%
                                                                                A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE SEPTEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, capital loss carryforwards and losses deferred due to futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income exempt from federal income tax by investing in high-quality, short-term municipal securities of various states and municipalities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income, in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS - CONTINUED
at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $27,307,110 and $32,248,049, respectively.
The market value of futures contracts opened and closed during the period amounted to $4,462,863 and $2,219,819, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .55% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $729 for the period. Effective April 1, 1997, these transaction fees were eliminated.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $7,445 under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
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Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
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950 Northgate Drive
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1400 Civic Drive
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6300 Canoga Avenue
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COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
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29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
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4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
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1907 West State Road 434
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2401 PGA Boulevard
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8065 Beneva Road
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1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
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Honolulu, HI
ILLINOIS
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Chicago, IL
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Chicago, IL
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Schaumburg, IL
3232 Lake Avenue
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LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Norman Lind, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
FIDELITY'S TAX-FREE BOND FUNDS
Aggressive Municipal
California Insured Municipal Income
California Municipal Income
Insured Municipal Income
Limited Term Municipal Income
Massachusetts Municipal Income
Michigan Municipal Income
Minnesota Municipal Income
Municipal Income
New York Municipal Income
New York Insured Municipal Income
Ohio Municipal Income
Spartan Aggressive Municipal
(registered trademark)
Spartan Arizona Municipal Income
Spartan California Intermediate Municipal
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Intermediate Municipal
Spartan New York Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

SHORT-INTERMEDIATE
MUNICIPAL INCOME
FUND

SEMIANNUAL REPORT
FEBRUARY 28, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   22    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  26    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through February, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the more likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past one year, past 5 year, and past 10 year total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997       PAST 6   PAST 1   PAST 5   PAST 10
                                      MONTHS   YEAR     YEARS    YEARS

Spartan Short-Intermediate            3.05%    4.10%    28.14%   65.37%
Municipal Income

Lehman Brothers 1-5 Year Municipal    3.35%    4.60%    n/a      n/a
 Bond Index

Short-Intermediate Municipal Debt     3.07%    3.72%    29.23%   70.55%
 Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-5 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and five years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate municipal debt funds average, which reflects the performance of 29 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Spartan Short-Intermediate Municipal Income   4.10%    5.08%    5.16%

Lehman Brothers 1-5 Year Municipal            4.60%    n/a      n/a
 Bond Index

Short-Intermediate Municipal Debt             3.72%    5.26%    5.48%
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970228 19970310 102901 S00000000000001
             Spartan Short-Int. Muni     LB Municipal Bond
             00404                       LB015
  1987/02/28      10000.00                    10000.00
  1987/03/31       9963.67                     9894.00
  1987/04/30       9698.45                     9397.52
  1987/05/31       9683.37                     9350.91
  1987/06/30       9840.23                     9625.45
  1987/07/31       9915.75                     9723.63
  1987/08/31       9900.39                     9745.51
  1987/09/30       9714.39                     9386.19
  1987/10/31       9632.19                     9419.42
  1987/11/30       9848.73                     9665.36
  1987/12/31       9909.86                     9805.60
  1988/01/31      10096.13                    10154.88
  1988/02/29      10126.81                    10262.22
  1988/03/31      10062.57                    10143.17
  1988/04/30      10113.39                    10220.26
  1988/05/31      10145.53                    10190.73
  1988/06/30      10169.08                    10339.82
  1988/07/31      10213.96                    10407.23
  1988/08/31      10208.84                    10416.39
  1988/09/30      10281.51                    10604.93
  1988/10/31      10344.55                    10791.57
  1988/11/30      10331.20                    10692.72
  1988/12/31      10394.74                    10802.11
  1989/01/31      10456.22                    11025.50
  1989/02/28      10419.17                    10899.70
  1989/03/31      10401.62                    10873.65
  1989/04/30      10462.50                    11131.79
  1989/05/31      10578.92                    11362.99
  1989/06/30      10662.40                    11517.30
  1989/07/31      10768.66                    11674.05
  1989/08/31      10795.24                    11559.76
  1989/09/30      10812.70                    11525.32
  1989/10/31      10896.53                    11666.27
  1989/11/30      10971.55                    11870.43
  1989/12/31      11049.74                    11967.53
  1990/01/31      11055.37                    11910.92
  1990/02/28      11144.51                    12016.93
  1990/03/31      11188.31                    12020.54
  1990/04/30      11170.44                    11933.51
  1990/05/31      11273.00                    12194.02
  1990/06/30      11328.73                    12301.20
  1990/07/31      11419.43                    12482.03
  1990/08/31      11438.38                    12300.79
  1990/09/30      11506.45                    12307.80
  1990/10/31      11592.03                    12531.07
  1990/11/30      11699.63                    12783.07
  1990/12/31      11758.68                    12838.67
  1991/01/31      11867.06                    13010.97
  1991/02/28      11939.92                    13124.16
  1991/03/31      11987.92                    13128.89
  1991/04/30      12100.98                    13303.50
  1991/05/31      12173.85                    13421.77
  1991/06/30      12207.45                    13408.48
  1991/07/31      12291.21                    13571.80
  1991/08/31      12388.93                    13750.54
  1991/09/30      12487.05                    13929.57
  1991/10/31      12569.86                    14054.94
  1991/11/30      12625.55                    14094.15
  1991/12/31      12799.53                    14396.61
  1992/01/31      12853.78                    14429.43
  1992/02/29      12905.21                    14434.05
  1992/03/31      12911.53                    14439.39
  1992/04/30      12995.62                    14567.90
  1992/05/31      13067.36                    14739.37
  1992/06/30      13175.31                    14986.69
  1992/07/31      13377.58                    15435.99
  1992/08/31      13323.49                    15285.49
  1992/09/30      13389.95                    15385.46
  1992/10/31      13388.72                    15234.22
  1992/11/30      13509.08                    15507.07
  1992/12/31      13591.02                    15665.39
  1993/01/31      13727.73                    15847.58
  1993/02/28      13969.34                    16420.79
  1993/03/31      13926.41                    16247.22
  1993/04/30      13992.81                    16411.15
  1993/05/31      14047.06                    16503.39
  1993/06/30      14141.21                    16778.83
  1993/07/31      14152.53                    16800.81
  1993/08/31      14304.82                    17150.60
  1993/09/30      14399.55                    17345.95
  1993/10/31      14425.53                    17379.42
  1993/11/30      14405.94                    17226.31
  1993/12/31      14558.94                    17589.96
  1994/01/31      14655.97                    17790.84
  1994/02/28      14503.89                    17330.05
  1994/03/31      14254.48                    16624.37
  1994/04/30      14308.31                    16765.35
  1994/05/31      14393.45                    16910.70
  1994/06/30      14416.68                    16807.38
  1994/07/31      14544.71                    17115.46
  1994/08/31      14598.62                    17174.68
  1994/09/30      14561.50                    16922.55
  1994/10/31      14510.51                    16622.01
  1994/11/30      14429.91                    16321.48
  1994/12/31      14546.57                    16680.72
  1995/01/31      14707.95                    17157.45
  1995/02/28      14878.80                    17656.39
  1995/03/31      14978.56                    17859.26
  1995/04/30      15032.41                    17880.34
  1995/05/31      15209.98                    18450.90
  1995/06/30      15232.83                    18290.38
  1995/07/31      15318.82                    18463.77
  1995/08/31      15467.10                    18697.89
  1995/09/30      15521.07                    18816.25
  1995/10/31      15607.45                    19089.84
  1995/11/30      15707.40                    19406.54
  1995/12/31      15778.68                    19593.03
  1996/01/31      15881.49                    19740.96
  1996/02/29      15885.99                    19607.71
  1996/03/31      15830.26                    19357.12
  1996/04/30      15837.08                    19302.34
  1996/05/31      15861.87                    19294.62
  1996/06/30      15932.35                    19504.74
  1996/07/31      16021.89                    19682.23
  1996/08/31      16047.15                    19677.51
  1996/09/30      16135.93                    19952.99
  1996/10/31      16242.68                    20178.66
  1996/11/30      16396.88                    20547.93
  1996/12/31      16390.71                    20461.63
  1997/01/31      16450.40                    20500.30
  1997/02/28      16537.18                    20688.50
IMATRL PRASUN   SHR__CHT 19970228 19970310 102904 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Short-Intermediate Municipal Income Fund on February 28, 1987. As the chart shows, by February 28, 1997, the value of the investment would have grown to $16,537 - a 65.37% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,688 - a 106.88% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            SIX MONTHS     YEARS ENDED AUGUST 31,

                      ENDED
                      FEBRUARY 28,

                              1997    1996     1995    1994     1993    1992

Dividend return               2.15%   4.25%    4.53%   4.43%    4.82%   5.47%

Capital appreciation return   0.90%   -0.51%   1.41%   -2.38%   2.53%   2.06%

Total return                  3.05%   3.74%    5.94%   2.05%    7.35%   7.53%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. For the periods through August 31, 1996, capital appreciation and total returns include the effect of a $5 account closeout fee on an average sized account.
DIVIDENDS AND YIELD
PERIODS ENDED FEBRUARY 28, 1997     PAST 1        PAST 6         PAST 1
                                    MONTH         MONTHS         YEAR

Dividends per share                 3.28(cents)   21.09(cents)   42.11(cents)

Annualized dividend rate            4.26%         4.26%          4.22%

30-day annualized yield             3.95%         -              -

30-day annualized tax-equivalent    6.17%         -              -
yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.03 over the past one month, $9.99 over the past six months and $9.97 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Norm Lind, Portfolio Manager of Spartan Short-Intermediate Municipal Income Fund
Q. NORM, HOW DID THE FUND PERFORM?
A. For the six- and 12-month periods ending February 28, 1997, the fund had total returns of 3.05% and 4.10%, respectively. In comparison, the short-intermediate municipal debt funds average returned 3.07% and 3.72% for the same periods, as tracked by Lipper Analytical Services. The Lehman Brothers 1-5 Year Municipal Bond Index returned 3.35% and 4.60% for the same periods.
Q. MUNICIPALS TURNED IN FAIRLY STRONG PERFORMANCE COMPARED TO TAXABLE BONDS DURING THE PAST SIX MONTHS. CAN YOU TELL US WHY?
A. Sure. Munis' strong relative performance was driven primarily by favorable supply and demand conditions. The supply of new municipal bonds issued during the period was quite low. Meanwhile, demand for municipals showed noticeable improvement. The period saw increasing demand from a number of groups, including individual investors - many of whom had remained on the sidelines during the presidential campaign for fear that a flat tax would eliminate the tax-exempt status of municipals - as well as "crossover" buyers, such as corporations and others who are traditional buyers of taxable bonds. Potential changes in the tax code could mean that it will be less advantageous for corporations to own tax-exempt debt. It appears that some companies have been buying munis in anticipation of that potential change, as well as to capture municipals' attractive after-tax yields. The rise in demand was particularly evident in municipals with maturities of three years or less.
Q. WHAT CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. There were a couple of key factors. The first was the sale of some student loan bonds. Shareholders may remember that student loan bonds have been a mainstay for the fund for some time. These high-quality bonds often trade at yields higher than many other similarly rated bonds because of their perceived prepayment risk. Investors sometimes fear the loans backing these bonds will be paid off early. More recently, investors have been relatively enthusiastic about these high-yielding securities and bid their prices to quite high levels. So toward the end of the period, I sold some student loan holdings to lock in their gains.
Q. AND THE SECOND FACTOR?
A. The fund benefited from its stake in bonds that had relatively attractive "roll down" characteristics. As time passes, a bond's time to maturity shortens. As a result, its yield falls and its price generally goes up, all things being equal - a condition known as roll down. I targeted bonds with maturities in the short-intermediate part of the municipal market where I felt that the difference in yield was the largest and therefore, the potential for price appreciation as the bond moved closer to maturity was the greatest.
Q. LAST YEAR THERE WAS A CHANGE TO THE FUND'S INVESTMENT POLICIES ALLOWING IT TO HAVE AN UNLIMITED AMOUNT OF INVESTMENTS IN BAA-RATED BONDS - THE LOWEST TIER OF INVESTMENT-GRADE SECURITIES. DID YOU TAKE ADVANTAGE OF THAT NEW FLEXIBILITY OVER THE PAST SIX MONTHS?
A. To a small extent. But for the most part, I didn't see a whole lot of Baa-rated securities that I felt offered attractive enough yields to warrant their added credit risk. That's because credit spreads - which measure the difference in yield offered by bonds of various credit quality
- became more and more narrow. That meant that despite their added credit risk - a measure of how able an issuer is to repay its debt - Baa-rated bonds offered less in incremental yield over higher-rated bonds than they had previously, and when viewed on a historical basis. One new Baa-rated addition to the fund was bonds issued by New York City. The city's economy is doing quite well, thanks in part to the strength of Wall Street firms. I also added some state-appropriated bonds, which benefited from some of the same trends that helped New York City.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. One of my biggest disappointments during this period was the fund's underweighting in California securities. These did quite well as the state's economy continued its strong rebound.
Q. WHAT'S YOUR OUTLOOK?
A. From a supply and demand standpoint, municipals in general appear to be in pretty good shape, barring any unforeseen legislation that could negatively affect them. I don't expect to see a tremendous amount of supply, and what there is should be easily digested if demand remains firm. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: provide high current
income exempt from federal
taxes
FUND NUMBER: 404
TRADING SYMBOL: FSTFX
START DATE: December 24,
1986
SIZE: as of February 28, 1997,
more than $724 million
MANAGER: Norm Lind, since
1995; manager, Fidelity
Advisor Short-Intermediate
Municipal Income, Spartan
New York Municipal Income,
Spartan Intermediate
Municipal Income, Spartan
New York Intermediate
Municipal Income, since
1995; Fidelity New York
Insured Municipal Income
Fund, since 1994; Fidelity
New York Municipal Income,
since 1993; joined Fidelity in
1986
(checkmark)
NORM LIND ON MUNICIPAL BOND
INSURANCE AND ITS EFFECT ON
MUNI MARKET:
"Roughly half of all new
municipal bonds issued today
carry insurance, compared to
about one-third at the
beginning of the decade. One
implication of this
development is the increasing
difficulty in finding additional
yield. Bonds that might
naturally carry an A-rating, an
Aa-rating or even a Baa-rating
are being insured and offer
lower yields because they are
insured. In fact, the high
incidence of insurance helps
to explain why the difference
in yield between higher- and
lower-quality bonds has
narrowed over the past year.
Many yield-hungry investors
gravitated toward securities
without insurance in order to
find extra income. In the
process, they sent some
uninsured bond yields closer
to yields offered by insured
bonds. Even though this
situation has posed a
significant challenge, I look for
high-yielding opportunities
that might crop up as a
function of structure, demand
or other factors."
INVESTMENT CHANGES


TOP FIVE STATES AS OF FEBRUARY 28, 1997
                % OF FUND'S   % OF FUND'S
                INVESTMENTS   INVESTMENTS
                              6 MONTHS AGO

New York        21.7          14.8

Massachusetts   10.4          12.1

Texas           6.8           8.7

Florida         6.2           5.4

Utah            4.6           4.5

TOP FIVE SECTORS AS OF FEBRUARY 28, 1997
                        % OF FUND'S   % OF FUND'S
                        INVESTMENTS   INVESTMENTS
                                      6 MONTHS AGO

Escrowed/Pre-Refunded   24.4          23.6

General Obligation      22.4          20.3

Education               20.5          22.4

Electric Revenue        12.2          12.2

Special Tax             5.2           4.9

AVERAGE YEARS TO MATURITY AS OF FEBRUARY 28, 1997
              6 MONTHS AGO

Years   3.5   3.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF FEBRUARY 28, 1997
               6 MONTHS AGO

Years    3.0    2.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF FEBRUARY 28, 1997 AS OF AUGUST 31, 1996
Row: 1, Col: 1, Value: 4.9
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 6.0
Row: 1, Col: 4, Value: 50.0
Row: 1, Col: 5, Value: 39.0
Row: 1, Col: 1, Value: 7.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 43.0
Row: 1, Col: 5, Value: 48.0
Aaa, Aa, A 89.2%
Baa 5.9%
Short-term
investments 4.9%
Aaa, Aa, A 92.2%
Baa 0.8%
Short-term
investments 7.0%
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 95.1%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALASKA - 0.3%
Alaska Student Loan Corp. Student Loan Rev.
5.55% 7/1/03 (AMBAC Insured) (b)   $ 1,000 $ 1,016
North Slope Borough Series A, 0% 6/30/99
(MBIA Insured)    1,500  1,356
  2,372
ARIZONA - 2.1%
Arizona Univ. Rev. (Board of Regents)
Series B, 6.90% 6/1/16
(Pre-Refunded to 6/1/00 @ 102) (c)    1,000  1,096
Maricopa County Series C, 8.90% 7/1/99    4,000  4,415
Maricopa County School Dist. (Cap. Appreciation):
#4 Rfdg. (Mesa Unified)
 0% 7/1/98 (FGIC Insured)    2,600  2,467
 #28 Rfdg. (Kyrene Elem.)
 0% 7/1/98 (FGIC Insured)    3,340  3,169
Phoenix Civic Impt. Corp. Excise Tax Rev. Rfdg.
(Arpt. Impts.) Series A (b):
 5.60% 7/1/99    3,240  3,325
  5.85% 7/1/01    1,000  1,051
  15,523
ARKANSAS - 1.3%
Arkansas Student Loan Auth. Rev. Sr. Series A-1 (b):
6.05% 6/1/02     4,700  4,935
 6.05% 12/1/02    4,455  4,694
  9,629
CALIFORNIA - 3.0%
California Rural Home Mtg. Fin. Auth. Lease Rev.
Series A, 4.45% 8/1/01 (MBIA Insured)    3,500  3,474
Clovis Unified School Dist. Spl. Tax (Cap. Appreciation)
Series B, 0% 8/1/00 (MBIA Insured)    5,725  4,923
Contra Costa School Fing. Auth. Rev. (Vista Unified
School Dist.) (Cap. Appreciation) 0% 9/1/00
(FSA Insured) (Escrowed to Maturity) (c)    1,325  1,143
Los Angeles Dept. of Wtr. & Pwr. Rev. (Electric Plant)
Second Issue:
 9% 10/15/00    1,300  1,502
  9% 10/15/01    2,000  2,377
Rosemead Redev. Agcy. (Sub. Lien Tax Allocation Proj.
Area 1) (c):
 0% 10/1/98 (Escrowed to Maturity)    1,000  937
  0% 10/1/99 (Escrowed to Maturity)    2,205  1,976
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
San Bernardino County Ctfs. of Prtn. (Med. Ctr. Fing. Proj.)
4.75% 8/1/00   $ 4,000 $ 4,000
Santa Ana Commty. Redev. Agcy. Tax Allocation (Santa Ana
Redev. PJ Area) Series B, 6.50 12/15/14
(Pre-Refunded to 12/15/00 @ 102) (c)    1,195  1,273
  21,605
COLORADO - 0.3%
Pueblo Wtr. Rfdg. Series 1984 B, 9.50% 11/1/98
(MBIA Insured)    1,790  1,915
CONNECTICUT - 1.2%
Connecticut Gen. Oblig. Series C, 7% 9/15/02
(Pre-Refunded to 9/15/00 @102) (c)    2,235  2,464
Connecticut Spl. Assessment Unemployment Compensation
Advanced Fund Rev. Rfdg. 5.50% 5/15/00
(AMBAC Insured)    6,000  6,225
  8,689
DELAWARE - 0.5%
Delaware Trans. Auth. Trans. Sys. Rev. 7.50% 7/1/02
(MBIA Insured)    3,500  3,675
DISTRICT OF COLUMBIA - 0.2%
District of Columbia Gen. Oblig. Series A, 7.50% 6/1/10
(AMBAC Insured) (Pre-Refunded to 6/1/00 @ 102) (c)  1,000  1,106
FLORIDA - 6.2%
Dade County School Dist. 6.875% 8/1/00 (MBIA Insured)  5,910  6,405
Florida Dept. of Trans. Gen. Oblig. 6.50% 7/1/02    1,975  2,177
Florida Div. Bldg. Finance Dept. General Services Rev.
(Dept. Natural Resources-Preservation 2000)
Series A, 5.75% 7/1/99 (MBIA Insured)    4,000  4,135
Hillsborough County Aviation Auth. Rev. (Tampa Int'l. Airport)
Series B, 7.10% 10/1/09 (AMBAC Insured)
(Pre-Refunded to 10/1/99 @ 102) (c)    2,000  2,180
Jacksonville Elec. Auth. Rev.:
7.10% 10/1/99    1,500  1,548
 5.20% 7/1/01 (Escrowed to Maturity) (c)    2,145  2,180
Jacksonville Elec. Auth. Rev. Rfdg. Series 2,
6.50% 10/1/03    1,500  1,665
Lakeland Elec. & Wtr. Rev. Rfdg. (Jr. Sub. Lien):
6.25% 10/1/00 (FGIC Insured)    9,175  9,783
 6.25% 10/1/01 (FGIC Insured)    9,255  9,984
Orlando Util. Comm. Wtr. & Elec. Rev. Sub. Series C,
7% 10/1/99 (Pre-Refunded to 10/1/99 @ 102) (c)   3,260  3,545
Sarasota Wtr. & Swr. Util. Rev. Rfdg. 6.25% 10/1/01
(FGIC Insured)    1,210  1,304
  44,906
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GEORGIA - 2.1%
Atlanta Arpt. Facs. Rev. Rfdg. 5% 1/1/01 (AMBAC Insured) $ 1,500 $ 1,534
Fulton County Unltd. Tax 6.50% 1/1/01    1,000  1,023
Georgia Gen. Oblig.:
Series B, 6.25% 4/1/00    4,500  4,775
 Series F, 6.50% 12/1/01    2,800  3,066
 6.80% 8/1/01    1,500  1,643
Monroe County Dev. Auth. Poll. Cont. Rev. Rfdg. (Oglethorpe
Pwr. Scherer) Series A, 6.05% 1/1/02 (MBIA Insured)  2,825  3,005
  15,046
HAWAII - 0.6%
Hawaii Arpts. Sys. Rev. 2nd Series, 7.40% 7/1/02
(FGIC Insured) (b)    1,000  1,102
Hawaii Gen. Oblig. Unltd. Tax Series BS, 7.25%
9/1/08 (Pre-Refunded to 9/1/00 @ 101) (c)    3,000  3,319
  4,421
INDIANA - 2.4%
Indianapolis Resource Recovery Rev. Rfdg.
(Ogdenmartin Sys. Inc. Proj.):
 6% 12/1/00 (AMBAC Insured)    3,315  3,501
  6.50% 12/1/01 (AMBAC Insured)    5,785  6,284
  6% 12/1/02 (AMBAC Insured)    6,780  7,433
  17,218
KENTUCKY - 1.8%
Kentucky Property & Bldgs. Commission 6% 11/1/00   8,000  8,420
Owensboro Elec. Lt. & Pwr. Rev. Rfdg. Series B,
0% 1/1/01 (AMBAC Insured)    5,450  4,578
  12,998
LOUISIANA - 3.0%
Louisiana Gen. Oblig. 6% 8/1/01 (FGIC Insured)    4,500  4,764
Louisiana Pub. Facs. Auth. Rev.:
(Student Loan) Sr. Series A-1:
 5.90% 3/1/99    2,140  2,180
  6.20% 3/01/01    2,290  2,396
 (Supplemental Student Loan):
 Series B, 8.125% 12/1/99 (AMBAC Insured)    7,900  8,433
  Series C, 8.125% 12/1/99 (AMBAC Insured)    3,755  4,009
  21,782
MARYLAND - 1.6%
Baltimore County Rfdg. (Pension Fdg.) 5.50% 8/1/03   5,000  5,269
Maryland Gen. Oblig. 1st. Series, 6.60% 3/1/00    2,000  2,140
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MARYLAND - CONTINUED
Montgomery County Consolidated Pub. Impt. Series A,
7% 4/1/07 (Pre-Refunded to 4/1/00 @ 102) (c)  $ 2,000 $ 2,193
Prince Georges County 6.20% 3/15/99 (MBIA Insured)   1,985  2,069
  11,671
MASSACHUSETTS - 10.4%
Massachusetts Bay Trans. Auth. Series B, 7.60% 3/1/01 3,500 3,885 Massachusetts Gen. Oblig. Consolidated Loan:
Series B, 9.25% 7/1/00    4,500  5,147
 Series C, 6.75% 8/1/06 (Pre-Refunded to 8/1/01 @ 102) (c)  1,000  1,111
Massachusetts Ind. Fin. Agcy. Rev.:
Rfdg. (Morton Hosp. & Med. Ctr.) Series A, 8.75% 7/1/11
 (Pre-Refunded to 7/1/99 @ 102) (c)    3,835  4,204
 (Cap. Appreciation) (Massachusetts Biomedical Research)
 Series A-1, 0% 8/1/00    4,510  3,839
 (Massachusetts Biomedical Research) Series A-1,
 7.10% 8/1/99    3,650  3,801
Massachusetts Tpk. Auth. (Guaranteed Bond Anticipation
Notes) Series A, 5% 6/1/99    2,265  2,302
Massachusetts Wtr. Reservoir Auth. Series A, 7.125% 4/1/00 1,500 1,618 Massachusetts Wtr. Resources Auth. Series A,
7% 4/1/18 (Pre-Refunded to 4/1/00 @ 102) (c)   10,985  12,042
New England Ed. Loan Marketing Corp. Rev. Rfdg.
(Massachusetts Student Loan):
 Sr. Issue D:
  6% 9/1/99    7,000  7,263
   6% 9/1/99    1,100  1,156
  Series B, 5.40% 6/1/00    8,500  8,659
  Series E, 5% 7/1/99    20,400  20,630
  75,657
MICHIGAN - 1.0%
Detroit Convention Facs. Rev. Rfdg. (Cobo Hall Expansion Proj.):
4.75% 9/30/00    5,220  5,246
 4.80% 9/30/01    1,000  1,003
Utica Commty. School Bldg. & Site Rfdg. 4.10% 5/1/98
(FGIC Insured)    1,000  1,005
  7,254
MINNESOTA - 1.6%
Maplewood Health Care Facs. Rev. (Health East Proj.)
5.70% 11/15/02    1,000  1,003
Minneapolis Gen. Oblig. Unltd. Tax (Cap. Appreciation)
Series B:
 0% 12/1/02    1,300  1,007
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MINNESOTA - CONTINUED
Minneapolis Gen. Oblig. Unltd. Tax (Cap. Appreciation)
Series B:
  0% 12/1/03   $ 500 $ 369
  0% 12/1/04    1,500  1,050
  0% 12/1/05    1,500  996
Minnesota Gen. Oblig. Various Purpose 6.80% 8/1/02
(Pre-Refunded to 8/1/00 @ 100) (c)    2,500  2,700
Minnesota Gen. Oblig. Unltd. Tax:
6.40% 8/1/01    1,310  1,420
 5.60% 10/1/02    1,500  1,590
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Rfdg.
Series A, 7.10% 1/1/98    1,300  1,331
  11,466
MONTANA - 1.8%
Montana Higher Ed. Student Loan Assistance Corp.:
Student Loan Rev. (b):
 Series B:
  6.20% 12/1/97    3,935  3,982
   6.40% 6/1/98    3,540  3,606
   6.40% 12/1/98    4,065  4,172
   6.60% 12/1/99     475  494
 Sr. Series A, 4.75% 12/1/98    500  504
  12,758
NEBRASKA - 0.4%
Nebraska Pub. Pwr. Dist. Rev. 5.40% 7/1/01    3,085  3,193
NEVADA - 0.1%
Clark County Flood Cont. 6% 11/1/01    1,000  1,060
NEW JERSEY - 1.6%
New Jersey Gen. Oblig.:
6.25% 1/15/01    1,500  1,603
 Unltd. Tax Series E, 5.50% 7/15/01    2,500  2,619
New Jersey Health Care Facs. Fing. Auth. Rev.
(Atlantic City Med. Ctr.) Series C:
 5.80% 7/1/97    4,005  4,023
  6.45% 7/1/02    3,500  3,697
  11,942
NEW MEXICO - 2.7%
Albuquerque Arpt. Rev. Rfdg. 7.35% 7/1/01 (AMBAC Insured) 1,015 1,044 Albuquerque New Mexico Arpt. Rev. Rfdg. (a):
6.25% 7/1/98 (AMBAC Insured)    510  523
 6.25% 7/1/99 (AMBAC Insured)     540  560
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW MEXICO - CONTINUED
Albuquerque New Mexico Arpt. Rev. Rfdg. (a): - continued
6.25% 7/1/00 (AMBAC Insured)    $ 660 $ 693
 6.25% 7/1/01 (AMBAC Insured)     980  1,036
New Mexico Edl. Assistance Foundation Student Loan Rev (b).:
Series A:
 6.255% 4/1/98 (AMBAC Insured)    3,810  3,888
  6.55% 4/1/00 (AMBAC Insured)    2,155  2,239
 Sr. Series IV-A1:
 6.40% 3/1/03     5,375  5,771
  6.50% 3/1/04     3,370  3,656
  19,410
NEW YORK - 21.7%
Metropolitan Trans. Auth. Svc. Contract (c):
Series 3, (Commuter Facs.) 7.50% 7/1/16
 (Pre-Refunded to 7/1/00 @ 102)     2,750  3,073
 Series 4:
 (Commuter Facs.) 8% 7/1/08
  (Pre-Refunded to 7/1/00 @ 101.50)    2,790  3,142
  (Transit Facs.) 8% 7/1/08
  (Pre-Refunded to 7/1/00 @ 101.50)    2,050  2,309
New York City:
Muni. Assistance Corp. 5.50% 7/1/00    1,000  1,035
 Series A, 5.70% 8/1/02    1,500  1,545
 Series F, 8.10% 11/15/99    4,050  4,420
 Series J, 6% 2/15/04    3,000  3,113
 Rfdg. Series D, 6.60% 2/1/03    1,000  1,067
 Rfdg. Series H, 7.87% 8/1/00 (Escrowed to Maturity) (c)  2,500  2,784
New York State Dorm. Auth. Rev.:
(City Univ. Sys.) Series F, 7.875% 7/1/17
 (Pre-Refunded to 7/1/00 @ 102) (c)    4,650  5,249
 (City Univ. Sys. Consolidated) Series A
 7.625% 7/1/20 (Pre-Refunded to 7/1/00 @ 102) (c)  9,550  10,708
 Lease Rev. Rfdg. (State University of New York)
 5% 7/1/99 (AMBAC Insured)    8,885  9,018
 (State Univ. Edl. Facs.) Series A, 7.70% 5/15/12
 (Pre-Refunded to 5/15/00 @ 102) (c)    10,000  11,200
New York State Gen. Oblig.:
Crossover Rfdg. 7.80% 11/15/99    3,780  4,106
 Rfdg. Series H, 5.40% 8/1/04    3,585  3,585
 Series H, 6.90% 2/1/01    3,035  3,244
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW YORK - CONTINUED
New York State Local Gov't. Assistant Corp.:
Rfdg. Series E, 5.50% 7/1/01   $ 20,400 $ 21,216
 Series B:
 7.50% 4/1/20
  (Pre-Refunded to 4/1/01 @ 102) (c)    20,000  22,675
  7% 4/1/21
  (Pre-Refunded to 4/1/01 @ 100) (c)    5,150  5,652
 Series D, 7% 4/1/18 (Pre-Refunded to 4/1/02 @ 102) (c)  10,700  12,091
New York State Med. Care Facs. Fin. Agcy. Rev.:
Mgmt. (St. Lukes Hosp.) Series B, 7.45% 2/15/29
 (Pre-Refunded to 2/15/00 @ 102) (c)    4,100  4,530
 (Mental Health Svc. Facs.) Series C, 7.30% 2/15/21
 (Pre-Refunded to 8/15/01 @102) (c)    1,785  2,026
New York State Thruway Auth. Svc. Contract Rev.
Local Hwy. & Bridge:
 6% 4/1/01    1,100  1,143
  5.40% 4/1/03    2,750  2,788
  6% 4/1/03    2,300  2,403
New York State Urban Dev. Corp. Rev. (c):
(Attica Proj.) 7.50% 4/1/20
 (Pre-Refunded to 4/1/01 @102)     8,000  9,070
 (Correctional Cap. Facs.) Series 1, 7.75% 1/1/14
 (Pre-Refunded to 1/1/00 @ 102)    4,000  4,440
  157,632
NORTH CAROLINA - 2.1%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Rfdg.:
Series A:
 5% 1/1/98    1,500  1,504
  5.20% 1/1/01    3,000  3,019
  7.875% 1/1/02    8,000  8,920
 Series B, 5.50% 1/1/02    1,000  1,016
North Carolina Muni. Pwr. Agcy. Rev. Rfdg.
(Proj. #1 Catawba Elec.) 5.75% 1/1/02    1,000  1,034
  15,493
NORTH DAKOTA - 0.5%
North Dakota Hsg. Fin. Agcy. Rev. (Fing. Prog. Home Mtg.
Fing. Proj.) Series C, 3.85% 4/3/97 (FGIC Insured) (b)   1,300  1,300
North Dakota Student Loan Rev. Rfdg. Series A,
5.70% 7/1/97    2,315  2,326
  3,626
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OHIO - 2.2%
Cleveland Wtrwks. Rev. Rfdg. & Impt. (1st. Mtg.) 6% 1/1/01
(MBIA Insured)   $ 4,000 $ 4,225
Franklin County Ltd. Tax (Courthouse) 6.375% 12/1/17
(Pre-Refunded to 12/1/01 @ 102) (c)    3,800  4,180
Franklin County Hosp. Rev. Rfdg. & Impt. (Riverside
United Hosp.) Series B, 7.60% 5/15/20    6,550  7,320
  15,725
PENNSYLVANIA - 2.0%
Erie County School Dist. (Cap. Appreciation) (c):
0% 6/1/98 (Escrowed to Maturity)    905  863
 0% 12/1/98 (Escrowed to Maturity)    1,770  1,655
Pennsylvania Higher Ed. (Presbyterian Med. Ctr. Proj.)
5.125% 1/1/01    4,000  4,095
Philadelphia Wtr. & Swr. Rev. 16th Series, 7% 8/1/21
(FSA Insured) (Pre-Refunded to 8/1/01 @ 102) (c)   1,000  1,120
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Rfdg.
Series A, 6.50% 9/1/14
(FGIC Insured) (Pre-Refunded to 9/1/01 @ 102) (c)   2,000  2,203
Somerset County Gen. Auth. Commonwealth Lease Rev.
6.25% 10/15/11 (Pre-Refunded to 10/15/01 @ 100) (c)  4,000  4,305
  14,241
RHODE ISLAND - 2.0%
Rhode Island Student Loan Auth. Student Loan Rev. Rfdg.
Series A, 6% 12/1/97    14,000  14,170
SOUTH CAROLINA - 3.2%
Richland County School Dist. #2 Series B, 5.60% 3/1/02
(MBIA Insured)    1,100  1,156
South Carolina Cap. Impt. Series A, 5.75% 3/1/03   3,650  3,878
South Carolina Ed. Assistance Auth. Rev. (b):
(Insured Student Loan):
 6.60% 9/1/99    2,845  2,994
  6.30% 9/1/01     1,400  1,484
 Rfdg. (Guaranteed Student Loan)
 Sub. Lien B, 5% 9/1/99    7,045  7,151
South Carolina Pub. Svc. Auth. Rev. Rfdg.
(Santee Cooper) Series B, 6.50% 7/1/26
 (Pre-Refunded to 7/1/01 @ 102) (c)    4,145  4,560
 Series A, 6.25% 1/1/01 (AMBAC Insured)    2,005  2,130
  23,353
SOUTH DAKOTA - 0.5%
South Dakota Student Loan Fin. Corp. Student Loan Rev.
Series A, 5.70% 8/1/99 (b)    3,575  3,615
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TENNESSEE - 0.7%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A (a)(b):
 5.25% 2/15/01 (MBIA Insured)    $ 800 $ 812
  5.25% 2/15/02 (MBIA Insured)     1,000  1,014
Metropolitan Nashville Arpt. Auth. Arpt. Rev. Series A,
6.25% 7/1/00 (FGIC Insured) (b)    2,000  2,102
Tennessee Gen. Oblig. Series B, 6.10% 6/1/00    1,425  1,507
  5,435
TEXAS - 6.8%
Alamo Commty. Dist. Rfdg.:
0% 2/15/99 (AMBAC Insured)    2,530  2,337
 0% 2/15/00 (AMBAC Insured)    3,350  2,961
Alief Independent School Dist. Rfdg. 0% 2/15/02
(PSF Guaranteed)    1,000  796
Brazos Higher Ed. Auth. Inc. Student Loan Rev. Rfdg. (b):
Series A, 5.70% 12/1/99    1,385  1,416
 Series C-1, 5.15% 6/1/99    9,875  9,986
Colorado River Wtr. Resources Auth. Rev. 8.50% 1/1/01  2,200  2,497
Conroe Independent School Dist. Rfdg. 0% 2/1/00
(MBIA Insured) (Escrowed to Maturity) (c)    1,190  1,044
Corpus Christi Independent School Dist. 0% 8/15/01
(PSF Guaranteed)    1,600  1,308
Dallas County Gen. Oblig. 7% 8/15/01    1,750  1,934
Deer Park Independent School Dist. Rfdg. 0% 2/15/03
(PSF Guaranteed)    2,240  1,694
Fort Worth Gen. Oblig. Series A, 6% 3/1/01    5,000  5,288
Harris County Toll Road Sub. Lien. Rev. Unltd. Tax Rfdg.
(Cap. Appreciation) 0% 8/1/01    3,490  2,857
San Antonio Gen. Impt. 5.50% 8/1/02 (a)    2,875  2,933
San Antonio Elec. & Gas Rev. 6.40% 2/1/98    3,000  3,043
Texas Gen. Oblig. Superconducting (Cap. Appreciation)
Series C, 0% 4/1/02 (FGIC Insured)    2,750  2,176
Texas Pub. Fin. Auth. Rfdg. Series A, 0% 10/1/01
(AMBAC Insured)    9,000  7,324
  49,594
UTAH - 4.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg.:
(Cap. Appreciation) Series B, 0% 7/1/00 (MBIA Insured)  3,500  3,028
 Series B:
 0% 7/1/01 (AMBAC Insured)    5,000  4,088
  5.50% 7/1/01 (MBIA Insured)    13,825  14,430
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
UTAH - CONTINUED
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg.: - continued
 Series B:
 0% 7/1/15 (AMBAC Insured)
 (Pre-Refunded to 7/1/00 @ 101) (c)   $ 7,500 $ 6,534
 Series C, 6% 7/1/01 (MBIA Insured)    2,000  2,122
Provo City Energy Sys. Rev. Series A, 7.625% 11/1/12
(FGIC Insured) (Pre-Refunded to 11/1/99 @ 100) (c)   1,000  1,086
Salt Lake Wtr. & Swr. Rev. Rfdg. 6% 2/1/01 (AMBAC Insured)  1,650  1,739
  33,027
VERMONT - 0.4%
Vermont Student Assistance Corp. Edl. Loan Rev. Rfdg. Fing.
Prog. Series A, 6.35% 6/15/99 (AMBAC Insured)   2,500  2,591
VIRGINIA - 0.2%
Richmond Pub. Impt. Series A, 6.50% 1/15/06
(Pre-Refunded to 1/15/01 @ 102) (c)    1,500  1,639
WASHINGTON - 1.8%
Clark County Pub. Util. Dist. #1 Generating Sys. Rev.
6% 1/1/02 (FGIC Insured)    2,000  2,123
Washington Gen. Oblig. Series 96-A, 6.75% 7/1/01   3,780  4,130
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.
Rfdg. Series A:
 7.25% 7/1/99    2,760  2,936
  6.50% 7/1/02    1,000  1,076
Washington Pub. Pwr. Supply Sys. Nuclear Proj #2 Rev.
Rfdg. Series A, 6.50% 7/1/02    2,220  2,389
  12,654
WISCONSIN - 0.2%
Wisconsin Gen. Oblig. Series C, 5.25% 5/1/01    1,370  1,415
TOTAL MUNICIPAL BONDS
(Cost $680,713)   689,506
CASH EQUIVALENTS - 4.9%
 SHARES
Municipal Central Cash Fund (d)(e)
(Cost $35,763)    35,762,966  35,763
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $716,476)  $ 725,269
LEGEND
1. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Security collateralized by an amount sufficient to pay interest and principal.
4. At the period end, the seven-day annualized yield of the Municipal Central Cash Fund was 3.43%.
5. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 85.9% AAA, AA, A 73.3%
Baa 5.9% BBB  10.3%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Escrowed/Pre-Refunded  24.4%
General Obligation  22.4
Education  20.5
Electric Revenue  12.2
Special Tax  5.2
Others (individually less than 5%)   15.3
TOTAL  100.0%
INCOME TAX INFORMATION
At February 28, 1997, the aggregate cost of investment securities for income tax purposes was $716,482,000. Net unrealized appreciation aggregated $8,787,000, of which $9,275,000 related to appreciated investment securities and $488,000 related to depreciated investment securities.
At August 31, 1996, the fund had a capital loss carryforward of approximately $6,706,000 of which $5,803,000 and $903,000 will expire on August 31, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 (EXCEPT PER-SHARE AMOUNTS) FEBRUARY 28, 1997 (UNAUDITED)
ASSETS

Investment in securities, at value (cost $716,476) -                  $ 725,269
See accompanying schedule

Cash                                                                   34

Receivable for investments sold                                        1,056

Interest receivable                                                    9,752

 TOTAL ASSETS                                                          736,111

LIABILITIES

Payable for investments purchased                           $ 1,653
Regular delivery

 Delayed delivery                                            7,477

Payable for fund shares redeemed                             2,148

Distributions payable                                        362

Accrued management fee                                       310

Other payables and accrued expenses                          8

 TOTAL LIABILITIES                                                     11,958

NET ASSETS                                                            $ 724,153

Net Assets consist of:

Paid in capital                                                       $ 721,310

Accumulated undistributed net realized gain (loss)                     (5,950)
on investments

Net unrealized appreciation (depreciation) on                          8,793
investments

NET ASSETS, for 72,241 shares outstanding                             $ 724,153

NET ASSET VALUE, offering price and redemption price per               $10.02
share ($724,153 (divided by) 72,241 shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

INTEREST INCOME                                                      $ 18,009

EXPENSES

Management fee                                             $ 2,050

Non-interested trustees' compensation                       11

 Total expenses before reductions                           2,061

 Expense reductions                                         (5)       2,056

NET INTEREST INCOME                                                   15,953

REALIZED AND UNREALIZED GAIN (LOSS)                                   1,343
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on               5,878
investment securities

NET GAIN (LOSS)                                                       7,221

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 23,174
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS          YEAR ENDED
                                                          ENDED               AUGUST 31,
                                                          FEBRUARY 28, 1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 15,953            $ 35,998
Net interest income

 Net realized gain (loss)                                  1,343               4,480

 Change in net unrealized appreciation (depreciation)      5,878               (8,617)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           23,174              31,861
FROM OPERATIONS

Distributions to shareholders from net interest income     (15,953)            (35,998)

Share transactions                                         93,725              245,045
Net proceeds from sales of shares

 Reinvestment of distributions                             13,454              30,960

 Cost of shares redeemed                                   (181,143)           (389,809)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (73,964)            (113,804)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (66,743)            (117,941)

NET ASSETS

 Beginning of period                                       790,896             908,837

 End of period                                            $ 724,153           $ 790,896

OTHER INFORMATION
Shares

 Sold                                                      9,379               24,534

 Issued in reinvestment of distributions                   1,346               3,101

 Redeemed                                                  (18,130)            (39,055)

 Net increase (decrease)                                   (7,405)             (11,420)




 FINANCIAL HIGHLIGHTS    SIX MONTHS     YEARS ENDED AUGUST 31,                   EIGHT        YEARS ENDED
                         ENDED                                                   MONTHS       DECEMBER 31,
                         FEBRUARY 28,                                            ENDED
                         1997                                                    AUGUST 31,

                         (UNAUDITED)    1996                     1995   1994 D   1993         1992           1991



SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 9.930    $ 9.980   $ 9.840   $ 10.090   $ 9.880    $ 9.780   $ 9.520

Income from Investment Operations                      .211       .418      .429      .443       .303       .490      .559
Net interest income

 Net realized and unrealized gain (loss)               .090       (.050)    .140      (.240)     .210       .100      .260

 Total from investment operations                      .301       .368      .569      .203       .513       .590      .819

Less Distributions

 From net interest income                              (.211)     (.418)    (.429)    (.443)     (.303)     (.490)    (.559)

 In excess of net realized gain                        -          -         -         (.010)     -          -         -

 Total distributions                                   (.211)     (.418)    (.429)    (.453)     (.303)     (.490)    (.559)

Net asset value, end of period                        $ 10.020   $ 9.930   $ 9.980   $ 9.840    $ 10.090   $ 9.880   $ 9.780

TOTAL RETURN B, C                                      3.05%      3.75%     5.95%     2.05%      5.25%      6.18%     8.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $ 724      $ 791     $ 909     $ 1,083    $ 967      $ 659     $ 244

Ratio of expenses to average net assets                .55% A     .54% E    .55%      .47% E     .55% A     .55%      .55% E

Ratio of net interest income to average net assets     4.26% A    4.17%     4.38%     4.45%      4.55% A    4.95%     5.68%

Portfolio turnover rate                                33% A      78%       51%       44%        56% A      28%       59%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE SEPTEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1997 (Unaudited)




6. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences that will
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income exempt from federal income tax by investing in high-quality, short-term municipal securities of various states and municipalities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
8. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $121,712,000 and $183,975,000, respectively.
9. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .55% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $2,000 for the period. Effective April 1, 1997, these transaction fees were eliminated.
10. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $5,000 under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Norman Lind, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
FIDELITY'S TAX-FREE BOND FUNDS
Aggressive Municipal
California Municipal Income
California Insured Municipal Income
Insured Municipal Income
Limited Term Municipal Income
Massachusetts Municipal Income
Michigan Municipal Income
Minnesota Municipal Income
Municipal Income
New York Municipal Income
New York Insured Municipal Income
Ohio Municipal Income
Spartan Aggressive Municipal
(registered trademark)
Spartan Arizona Municipal Income
Spartan California Intermediate Municipal
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Intermediate Municipal
Spartan New York Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN


(registered trademark)
(registered trademark)
MARYLAND
MUNICIPAL INCOME
FUND
SEMIANNUAL REPORT
FEBRUARY 28, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   15    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  19    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through February, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the more likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past one year, and life of fund, total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997                PAST 6   PAST 1   LIFE OF
                                               MONTHS   YEAR     FUND

Spartan Maryland Municipal Income Fund         4.66%    4.88%    23.59%

Lehman Brothers Maryland 4 Plus Year           5.14%    5.17%    n/a
 Municipal Bond Index

Maryland Municipal Debt Funds Average          4.34%    4.32%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on April 22, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Maryland 4 Plus Year Municipal Bond Index - a total return performance benchmark for Maryland investment-grade municipal bonds with maturities of at least four years. To measure how the fund's performance stacked up against its peers, you can compare it to the Maryland municipal debt funds average, which reflects the performance of 34 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997                      PAST 1   LIFE OF
                                                     YEAR     FUND

Spartan Maryland Municipal Income Fund               4.88%    5.64%

Lehman Brothers Maryland 4 Plus Year                 5.17%    n/a
 Municipal Bond Index

Maryland Municipal Debt Funds Average                4.32%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970212 090516 S00000000000001
             Growth & Income             SP Standard & Poor 500
             00027                       SP001
  1987/01/31      10000.00                    10000.00
  1987/02/28      10475.23                    10395.00
  1987/03/31      10789.83                    10695.42
  1987/04/30      10776.86                    10600.23
  1987/05/31      10817.24                    10692.45
  1987/06/30      11214.39                    11232.42
  1987/07/31      11836.17                    11801.90
  1987/08/31      12073.71                    12242.11
  1987/09/30      11978.69                    11974.01
  1987/10/31       9482.79                     9394.81
  1987/11/30       8975.97                     8620.68
  1987/12/31       9437.56                     9276.71
  1988/01/31      10029.28                     9667.26
  1988/02/29      10561.08                    10117.75
  1988/03/31      10334.27                     9805.11
  1988/04/30      10500.71                     9913.95
  1988/05/31      10636.89                    10000.20
  1988/06/30      11128.56                    10459.21
  1988/07/31      11120.92                    10419.47
  1988/08/31      10991.08                    10065.20
  1988/09/30      11389.13                    10493.98
  1988/10/31      11612.75                    10785.71
  1988/11/30      11443.11                    10631.48
  1988/12/31      11606.08                    10817.53
  1989/01/31      12332.93                    11609.37
  1989/02/28      12200.07                    11320.30
  1989/03/31      12577.10                    11584.06
  1989/04/30      13113.30                    12185.28
  1989/05/31      13728.35                    12678.78
  1989/06/30      13822.72                    12606.51
  1989/07/31      14752.72                    13744.88
  1989/08/31      15070.66                    14014.28
  1989/09/30      14989.73                    13956.82
  1989/10/31      14516.11                    13633.02
  1989/11/30      14757.08                    13911.13
  1989/12/31      15041.66                    14245.00
  1990/01/31      14253.22                    13289.16
  1990/02/28      14472.23                    13460.59
  1990/03/31      14726.43                    13817.30
  1990/04/30      14346.57                    13471.87
  1990/05/31      15406.66                    14785.37
  1990/06/30      15335.06                    14684.83
  1990/07/31      15228.19                    14637.84
  1990/08/31      13928.01                    13314.58
  1990/09/30      13124.89                    12666.16
  1990/10/31      13097.54                    12611.70
  1990/11/30      13744.67                    13426.41
  1990/12/31      14019.36                    13801.01
  1991/01/31      15299.71                    14402.73
  1991/02/28      16589.27                    15432.53
  1991/03/31      17503.08                    15805.99
  1991/04/30      17744.12                    15843.93
  1991/05/31      18763.90                    16528.39
  1991/06/30      17489.48                    15771.39
  1991/07/31      18561.03                    16506.33
  1991/08/31      19101.46                    16897.53
  1991/09/30      18932.98                    16615.34
  1991/10/31      19271.59                    16837.99
  1991/11/30      18265.44                    16159.42
  1991/12/31      19885.30                    18008.06
  1992/01/31      20360.84                    17673.11
  1992/02/29      20807.27                    17902.86
  1992/03/31      20379.88                    17553.75
  1992/04/30      20838.19                    18069.83
  1992/05/31      20916.20                    18158.37
  1992/06/30      20505.16                    17887.81
  1992/07/31      20926.83                    18619.43
  1992/08/31      20711.09                    18237.73
  1992/09/30      20923.23                    18452.93
  1992/10/31      21088.93                    18517.52
  1992/11/30      21740.71                    19148.96
  1992/12/31      22179.37                    19384.50
  1993/01/31      22798.28                    19547.33
  1993/02/28      23057.09                    19813.17
  1993/03/31      23903.33                    20231.23
  1993/04/30      23869.38                    19741.63
  1993/05/31      24367.36                    20270.71
  1993/06/30      24742.56                    20329.49
  1993/07/31      24924.66                    20248.18
  1993/08/31      25903.44                    21015.58
  1993/09/30      26044.44                    20853.76
  1993/10/31      26335.90                    21285.43
  1993/11/30      25741.33                    21083.22
  1993/12/31      26510.85                    21338.33
  1994/01/31      27513.06                    22063.83
  1994/02/28      26988.09                    21465.90
  1994/03/31      25800.86                    20529.99
  1994/04/30      26316.16                    20792.77
  1994/05/31      26400.05                    21133.77
  1994/06/30      25941.84                    20616.00
  1994/07/31      26688.20                    21292.20
  1994/08/31      27711.43                    22165.18
  1994/09/30      27389.69                    21622.14
  1994/10/31      27716.06                    22108.63
  1994/11/30      26686.75                    21303.44
  1994/12/31      27111.88                    21619.37
  1995/01/31      27433.27                    22179.96
  1995/02/28      28243.15                    23044.31
  1995/03/31      29131.96                    23724.35
  1995/04/30      29945.48                    24423.03
  1995/05/31      30797.75                    25399.22
  1995/06/30      31353.60                    25989.24
  1995/07/31      32546.54                    26851.05
  1995/08/31      32792.91                    26918.44
  1995/09/30      34111.49                    28054.40
  1995/10/31      33951.72                    27954.25
  1995/11/30      35549.44                    29181.44
  1995/12/31      36704.67                    29743.47
  1996/01/31      37925.90                    30755.94
  1996/02/29      38346.55                    31041.05
  1996/03/31      38672.78                    31339.97
  1996/04/30      39067.68                    31801.92
  1996/05/31      39816.63                    32622.09
  1996/06/30      40062.39                    32746.38
  1996/07/31      38532.04                    31299.65
  1996/08/31      39133.25                    31959.76
  1996/09/30      41198.89                    33758.45
  1996/10/31      41852.84                    34689.51
  1996/11/30      44497.07                    37311.69
  1996/12/31      44054.57                    36572.55
  1997/01/31      45932.59                    38857.60
IMATRL PRASUN   SHR__CHT 19970131 19970212 090519 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Maryland Municipal Income Fund on April 30, 1993, shortly after the fund started. As the chart shows, by February 28, 1997, the value of the investment would have grown to $12,369 - a 23.69% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $12,606 - a 26.06% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return, and yield of a fund
that invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS   YEARS ENDED AUGUST 31,                 APRIL 22, 1993
      ENDED                                               (COMMENCEM
      FEBRUARY                                            ENT
      28,                                                 OF OPERATIONS)
                                                          TO
                                                          AUGUST 31,

      1997         1996                     1995   1994   1993

Dividend return               2.40%   5.02%   5.99%   5.22%    1.99%

Capital appreciation return   2.26%   0.09%   2.06%   -6.70%   3.48%

Total return                  4.66%   5.11%   8.05%   -1.48%   5.47%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. For the periods through August 31, 1996, capital appreciation and total returns include the effect of a $5 account closeout fee on an average size account.
DIVIDENDS AND YIELD

PERIODS ENDED FEBRUARY 28, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.67(cents)   23.28(cents)   47.10(cents)

Annualized dividend rate                 4.74%         4.69%          4.75%

30-day annualized yield                  4.58%         -              -

30-day annualized tax-equivalent yield   7.78%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.09 over the past one month, $10.00 over the past six months and $9.92 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield if you're in the 41.12% combined effective 1997 federal and state income tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Steven Harvey, Portfolio Manager of Spartan Maryland Municipal Income Fund
Q. HOW DID THE FUND PERFORM, STEVE?
A. For the six- and 12-month periods ending February 28, 1997, the fund had total returns of 4.66% and 4.88%, respectively. Those returns beat the Maryland municipal debt funds average, which returned 4.34% and 4.32% for the same periods, as tracked by Lipper Analytical Services. For another comparison, the Lehman Brothers Maryland 4 Plus Year Municipal Bond Index returned 5.14% and 5.17%, for the six-month and one-year periods ending February 28, 1997.
Q. THE MUNI MARKET WAS SOMEWHAT SKITTISH IN THE FIRST HALF OF THE FUND'S PERIOD. DID CONDITIONS IMPROVE DURING THE SECOND HALF?
A. Yes, to some extent. While investors continued to push bond prices intermittently higher and lower in response to contradictory economic data and changing perceptions about the direction of interest rates, the municipal market performed better than the Treasury market for most of the period. Munis were supported by favorable supply and demand conditions, with supply remaining stable and demand showing pockets of strength. By the time the presidential campaign had ended, investors became less worried that a flat tax - which would have wiped out the tax-exempt status of munis
- would be enacted. The waning of those "flat tax" fears helps to explain rising demand for munis.
Q. WHAT WAS YOUR STRATEGY?
A. I stayed clear of making interest rate projections and basing the fund's holdings on those projections. Rather, I matched the fund's duration - its sensitivity to interest rate movements - to that of the benchmark. Throughout the year, my emphasis on intermediate maturity securities - those with maturities between five and 15 years - was a positive for the fund. I did that because the yield curve - a graphical representation of the yields offered by bonds with various maturities - was flat, especially when viewed from a historical perspective. In other words, bonds with long maturities didn't really offer much of an incentive in the form of additional income to compensate for their increased sensitivity to changes in interest rates.
Q. STATE AND LOCAL GENERAL OBLIGATION BONDS (GOS) ACCOUNTED FOR A LARGE PORTION OF THE FUND'S INVESTMENTS THROUGHOUT THE PERIOD. WHAT MADE THEM SO MUCH MORE ATTRACTIVE THAN OTHER TYPES OF BONDS?
A. GOs are obligations that are backed by the full faith and credit of their issuers and are repaid by general revenue, in contrast to revenue from a specific facility or project built with borrowed funds. Although Maryland's economy has done nothing more than keep up with the national economy, the state's budget has posted a surplus. That helps enhance the state's credit worthiness. At the local level, many counties are benefiting from their strong history of solid management and the added flexibility to increase revenues by implementing local taxes. Those factors have given many counties a better financial base.
Q. WHAT'S THE STATUS OF NORTHEAST WASTE DISPOSAL AUTHORITY - WHICH WAS AN IMPORTANT HOLDING AND A LAGGARD SIX MONTHS AGO?
A. Let me start by providing some background. These bonds are resource recovery bonds issued to provide funding for the management and conversion of waste. During the past several years there was some investor skepticism because of a pending challenge before the U.S. Supreme Court. At issue was a locality's ability to dictate where its waste will be disposed. I bought these bonds at a time when I felt they offered good value, based on my view that Northeast Waste Disposal Authority was a project that provides a comprehensive waste management plan at competitive prices. When the U.S. Supreme Court decided that a locality can choose where to dispose its waste, Northeast Waste Disposal Authority was well-positioned for a more competitive environment. Recently, the bonds have become insured by a municipal bond insurer, to the benefit of the bonds' prices and the fund.
Q. THE CONSOLIDATION WITHIN THE HOSPITAL SECTOR HAS PROVIDED SOME INTERESTING CHALLENGES FOR MUNICIPAL INVESTORS OVER THE PAST SEVERAL YEARS. HAVE THERE BEEN ANY RECENT DEVELOPMENTS ON THAT FRONT?
A. The trend toward consolidation continues, but one notable development was the improvement in the credit worthiness of some hospitals based in the District of Columbia and with a presence in Maryland. In the first half of the year, some of the fund's holdings in these hospitals were hurt by the District's ongoing financial problems. More recently, many of these hospitals have stabilized as the credit quality of the District has improved.
Q. WHAT'S YOUR OUTLOOK?
A. It's difficult to pinpoint where interest rates will be this year, or any period for that matter. So I think the prudent plan is to identify situations that offer the potential for price appreciation based on positive events that would enhance their credit rating, while avoiding those with deteriorating credit quality.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for Maryland
residents
FUND NUMBER: 429
TRADING SYMBOL: SMDMX
START DATE: April 22, 1993
SIZE: as of February 28, 1997,
more than $46 million
MANAGER: Steven Harvey,
since 1993; manager,
Spartan New Jersey
Municipal Income Fund,
since 1996; Fidelity
Massachusetts Municipal
Income Fund, since 1995;
Fidelity Ohio Municipal
Income Fund, since 1994;
Spartan Pennsylvania
Municipal Income Fund,
since 1993; joined Fidelity in
1986
(checkmark)
STEVE HARVEY ON A POTENTIAL TAX
CUT AND ITS EFFECT ON MUNICIPAL
DEMAND:
"Because of its budgetary
surplus, Maryland is
considering a state income tax
cut. While some believe that
the tax cut may have a
negative effect on the
demand for Maryland
municipals, there are other
things to consider. One is the
ability of counties to levy their
own income taxes, which I
believe somewhat offsets tax
cuts at the state level.
Therefore, I don't anticipate a
dramatic drop in demand for
Maryland municipal bonds
based on lower state taxes
alone."

NOTE TO SHAREHOLDERS:
Effective April 1, 1997, David
L. Murphy will become the
manager of the fund.
Mr. Murphy has managed
several Fidelity and Spartan
Municipal Income funds since
joining Fidelity in 1989.
INVESTMENT CHANGES


TOP FIVE SECTORS AS OF FEBRUARY 28, 1997
                     % OF FUND'S   % OF FUND'S INVESTMENT
                     INVESTMENTS   S
                                   IN THESE SECTORS
                                   6 MONTHS AGO

General Obligation   45.8          41.5

Health Care          10.2          13.7

Special Tax          9.1           2.8

Housing              6.8           9.0

Transportation       6.1           7.2

AVERAGE YEARS TO MATURITY AS OF FEBRUARY 28, 1997
               6 MONTHS AGO

Years   12.4   12.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF FEBRUARY 28, 1997
              6 MONTHS AGO

Years   7.1   7.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF FEBRUARY 28, 1997 AS OF AUGUST 31, 1996
Aaa 53.6%
Aa, A 41.9%
Baa 2.1%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 2.4%
Aaa 58.8%
Aa, A 30.7%
Baa 4.4%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 6.1%
Row: 1, Col: 1, Value: 53.6
Row: 1, Col: 2, Value: 41.9
Row: 1, Col: 3, Value: 2.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 2.4
Row: 1, Col: 1, Value: 58.8
Row: 1, Col: 2, Value: 30.7
Row: 1, Col: 3, Value: 4.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 6.1
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A
PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 97.6%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MARYLAND - 97.6%
Anne Arundel County 7%, 8/1/04  Aa $ 550,000 $ 627,688
Anne Arundel County Cons. Wtr. & Swr.
6%, 9/1/06  Aa  1,000,000  1,087,500
Baltimore County Consolidated Pub. Impt. Unltd. Tax:
 Rfdg. (Cap. Appreciation) Series A,
 0%, 10/15/06 (FGIC Insured)  Aaa  2,000,000  1,232,500
 5.70%, 7/1/02  Aaa  1,000,000  1,060,000
 Series A, 7%, 10/15/09, (MBIA Insured)  Aaa  500,000  586,875
Baltimore County Mtg. Rev. Rfdg.
(Northbrooke Apts Proj.) Series A,
6.35%, 1/20/21 (GNMA Insured)  AAA  1,000,000  1,031,250
Baltimore County Metropolitan Dist. Unltd. Tax:
Series 65, 6%, 6/1/05  Aaa  1,400,000  1,522,500
 63rd Issue, 6.125%, 7/1/07  Aaa  850,000  910,563
Baltimore Port. Facs. Rev. (Cons. Coal Sales -
DuPont (E.I.) De Nemours & Co.)
 6.50%, 12/1/10  Aa2  2,000,000  2,170,000
Baltimore Rev. Rfdg. (Wtr. Proj.) Series A,
5.50%, 7/1/26 (FGIC Insured)  Aaa  1,100,000  1,079,375
Calvert County Gen. Oblig. Unltd. Tax
5.20%, 1/1/04  Aa  1,200,000  1,234,500
Frederick County Pub. Facs. Unltd. Tax:
Rfdg. 5.75%, 7/1/16  Aa  1,000,000  1,007,500
 5.60%, 7/1/11  Aa  750,000  762,188
Hartford County Cons. Pub. Impt. Unltd. Tax
4.90%, 12/1/11  Aa  1,000,000  960,000
Howard County Metropolitan Dist. Rfdg. Series B,
6%, 8/15/03  Aaa  1,000,000  1,081,250
Maryland Commty. Dev. Admin. Dept. of Hsg. &
Commty. Dev. Rev. (Single Family Prog.) 7th
Series, 7.25%, 4/1/19 (d)  Aa  500,000  531,250
Maryland Gen. Oblig. (Maryland State & Local
Facs. Loan) Unltd. Tax 1st Series:
  5.30%, 3/15/05  Aaa  2,000,000  2,087,500
  5.50%, 2/1/06  Aaa  1,620,000  1,690,875
  4.50%, 2/15/08  Aaa  1,000,000  951,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MARYLAND - CONTINUED
Maryland Health & Higher Edl. Facs. Auth. Rev. Rfdg.:
 (Good Samaritan Hosp.):
  5.70%, 7/1/09  A1 $ 1,000,000 $ 1,033,750
  5.75%, 7/1/13  A1  385,000  396,550
 (Greater Baltimore Med. Ctr.) 5%, 7/1/19
 (FGIC Insured)  Aaa  1,000,000  922,500
 (Howard County Gen. Hosp.) 5.50%, 7/1/13  Baa1  1,000,000  948,750
 (John Hopkins Health Univ.) Series 1988,
 7.50%, 7/1/20  Aa  1,000,000  1,055,000
Maryland Ind. Dev. Fing. Auth. Rev. Rfdg.
(Holy Cross Health Sys. Corp.)
5.70%, 12/1/10  Aa  1,000,000  1,037,500
Maryland Trans. Auth. Trans. Facs. Projs. Rev.:
 Rfdg. 5.50%, 7/1/03  A1  725,000  760,344
 Rfdg. (Cap. Appreciation) 0%, 7/1/04
 (FGIC  Insured)  Aaa  4,000,000  2,830,000
 Rfdg. 5.80%, 7/1/06  A1  500,000  533,750
 6.80%, 7/1/16 (Escrowed to Maturity) (e)  Aaa  1,015,000  1,155,831
Montgomery County Consolidated Pub. Impt.
Unltd. Tax Series A, 5.625%, 10/1/06  Aaa  1,500,000  1,605,000
Montgomery County Hsg. Opportunities
Comm. (Single Family Mtg.) Series A,
6.60%, 7/1/14  Aa  1,000,000  1,035,000
Northeast Waste Disp. Auth. Solid Waste Rev.:
 (Montgomery County Resource Recovery Proj.)
 Series A (d):
  5.90%, 7/1/05  A  600,000  621,000
   6%, 7/1/07  A  500,000  516,873
 (Southwest Resource Recovery Fac.) Rfdg.
 7.20%, 1/1/05 (MBIA) Insured  Aaa  1,235,000  1,412,531
Prince George's County Hsg. Auth.
(Single Family Mtg.) Series A,
6.50%, 12/1/15 (d)  AAA  465,000  483,019
Univ. of Maryland Sys. Auxiliary Facs. & Tuition
Rev. Series A, 5.60%, 4/1/16  Aa3  500,000  500,000
Washington Metropolitan Area Trans. Auth.
Rev. Rfdg. 6%, 7/1/10 (FGIC Insured) (b)  Aaa  2,570,000  2,759,538
Washington Suburban San. Dist. Rfdg. Unltd. Tax:
2nd Series, 8%, 1/1/02  Aa1  1,000,000  1,157,500
 Gen. Constr. 5.75%, 6/1/17  Aa1  2,000,000  2,085,000
TOTAL MUNICIPAL BONDS
(Cost $43,656,926)   44,464,000
MUNICIPAL NOTES (C) - 2.4%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MARYLAND - 2.4%
Baltimore County Econ. Dev. Rev. Rfdg.
(Blue Circle, Inc. Proj.) Series 1992, 3.35%,
LOC Den Danske Bank Group AS, VRDN  VMIG 1 $ 400,000 $ 400,000
Maryland Health & Higher Edl. Facs. Auth. Rev.:
 (Kasier Permanente Health Sys.) Series A,
 3.30%, VRDN  VMIG 1  300,000  300,000
 (Pooled Loan Prog.) Series D, 3.30%, 1/1/24  -  400,000  400,000
TOTAL MUNICIPAL NOTES
(Cost $1,100,000)   1,100,000
TOTAL INVESTMENTS - 100%
(Cost $44,756,926)  $ 45,564,000
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
6 Municipal Bond Futures Contracts   March, 1997 $ 696,187 $ (10,929)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.5%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Security pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,759,538.
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
4. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
5. Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 92.2% AAA, AA, A 89.6%
Baa 2.1% BBB  2.1%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   45.8%
Health Care   10.2
Special Tax   9.1
Housing   6.8
Transportation   6.1
Industrial Development   5.6
Resource Recovery   5.6
Others (individually less than 5%)   10.8
TOTAL  100.0%
INCOME TAX INFORMATION
At February 28, 1997, the aggregate cost of investment securities for income tax purposes was $44,756,926. Net unrealized appreciation aggregated $807,074, of which $852,460 related to appreciated investment securities and $45,386 related to depreciated investment securities.
At August 31, 1996, the fund had a capital loss carryforward of approximately $1,785,000 of which $424,300 and $1,360,700 will expire on August 31, 2003 and 2004, respectively.
The fund intends to elect to defer to its fiscal year ending August 31, 1997 approximately $15,880 of losses recognized during the period November 1, 1995 to August 31, 1996.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 FEBRUARY 28, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $44,756,926) -                $ 45,564,000
See accompanying schedule

Cash                                                                    133,276

Interest receivable                                                     468,990

 TOTAL ASSETS                                                           46,166,266

LIABILITIES

Payable for fund shares redeemed                            $ 77,994

Distributions payable                                        35,432

Accrued management fee                                       19,353

Payable for daily variation on futures contracts             1,313

Other payables and accrued expenses                          244

 TOTAL LIABILITIES                                                      134,336

NET ASSETS                                                             $ 46,031,930

Net Assets consist of:

Paid in capital                                                        $ 46,864,857

Accumulated undistributed net realized gain (loss)                      (1,629,072)
on investments

Net unrealized appreciation (depreciation) on                           796,145
investments

NET ASSETS, for 4,572,675 shares outstanding                           $ 46,031,930

NET ASSET VALUE, offering price and redemption price per                $10.07
share ($46,031,930 (divided by) 4,572,675 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

INTEREST INCOME                                                        $ 1,175,914

EXPENSES

Management fee                                             $ 124,157

Non-interested trustees' compensation                       246

 Total expenses before reductions                           124,403

 Expense reductions                                         (6,206)     118,197

NET INTEREST INCOME                                                     1,057,717

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      191,812

 Futures contracts                                          (32,160)    159,652

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      844,739

 Futures contracts                                          14,813      859,552

NET GAIN (LOSS)                                                         1,019,204

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 2,076,921
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS      YEAR ENDED
                                                         ENDED           AUGUST 31,
                                                         FEBRUARY 28,    1996
                                                         1997
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 1,057,717     $ 2,246,488
Net interest income

 Net realized gain (loss)                                 159,652         (65,632)

 Change in net unrealized appreciation (depreciation)     859,552         20,555

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          2,076,921       2,201,411
FROM OPERATIONS

Distributions to shareholders                             (1,057,717)     (2,246,488)
From net interest income

 From net realized gain                                   (13,585)        -

 TOTAL DISTRIBUTIONS                                      (1,071,302)     (2,246,488)

Share transactions                                        3,637,466       8,560,569
Net proceeds from sales of shares

 Reinvestment of distributions                            846,949         1,705,334

 Cost of shares redeemed                                  (4,818,315)     (8,353,136)

 Redemption fees                                          764             3,130

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (333,136)       1,915,897
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 672,483         1,870,820

NET ASSETS

 Beginning of period                                      45,359,447      43,488,627

 End of period                                           $ 46,031,930    $ 45,359,447

OTHER INFORMATION
Shares

 Sold                                                     363,401         859,582

 Issued in reinvestment of distributions                  84,475          171,384

 Redeemed                                                 (482,362)       (842,420)

 Net increase (decrease)                                  (34,486)        188,546



FINANCIAL HIGHLIGHTS

      SIX MONTHS ENDED    YEARS ENDED AUGUST 31,                   APRIL 22, 1993
      FEBRUARY 28, 1997                                            (COMMENCEMEN
                                                                   T OF OPERATIONS)
                                                                   TO

      (UNAUDITED)         1996                     1995   1994 E   AUGUST 31, 1993



SELECTED PER-SHARE DATA

Net asset value, beginning     $ 9.850     $ 9.840    $ 9.640    $ 10.350   $ 10.000
of period

Income from Investment          .233        .488       .541       .543       .194
Operations
Net interest income

 Net realized and               .223        .009 D     .198       (.697)     .348
 unrealized gain (loss)

 Total from investment          .456        .497       .739       (.154)     .542
 operations

Less Distributions

 From net interest              (.233)      (.488)     (.541)     (.543)     (.194)
income

 From net realized gain         (.003)      -          -          -          -

 In excess of net               -           -          -          (.020)     -
 realized gain

 Total distributions            (.236)      (.488)     (.541)     (.563)     (.194)

Redemption fees added to        .000        .001       .002       .007       .002
paid in capital

Net asset value, end           $ 10.070    $ 9.850    $ 9.840    $ 9.640    $ 10.350
of period

TOTAL RETURN B, C               4.66%       5.12%      8.07%      (1.46)     5.49%
                                                                 %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 46,032    $ 45,359   $ 43,489   $ 41,464   $ 28,941
(000 omitted)

Ratio of expenses to            .55% A      .40%       .15%       .03%       .00%
average net assets                         F          F          F          F

Ratio of expenses to            .53% A,     .39%       .15%       .03%       .00%
average net assets after       G           G
expense reductions

Ratio of net interest           4.70% A     4.91%      5.71%      5.45%      5.46%
income to average net                                                       A
assets

Portfolio turnover rate         62% A       74%        72%        64%        29%
                                                                            A


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND. E EFFECTIVE SEPTEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Maryland Municipal Income Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, capital loss carryforwards and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $13,258,458 and $14,031,489, respectively.
The market value of futures contracts opened and closed during the period amounted to $5,146,287 and $5,104,260, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $190 for the period. Effective April 1, 1997, these transaction fees were eliminated.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $6,206 under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Marvin L. Mann*
William O. McCoy*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
FIDELITY'S MUNICIPAL BOND FUNDS
Aggressive Municipal
California Municipal Income
California Insured Municipal Income
Insured Municipal Income
Limited Term Municipal Income
Massachusetts Municipal Income
Michigan Municipal Income
Minnesota Municipal Income
Municipal Income
New York Municipal Income
New York Insured Municipal Income
Ohio Municipal Income
SpartanAggressive Municipal
(registered trademark)
Spartan Arizona Municipal Income
Spartan California Intermediate
 Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Intermediate
 Municipal Income
Spartan New York Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
 Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

MUNICIPAL INCOME
FUND

SEMIANNUAL REPORT
FEBRUARY 28, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   26    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  30    Notes to the financial statements.



To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through February, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the more likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past one year, past five year, and life of fund total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997        PAST 6   PAST 1   PAST 5   LIFE OF
                                       MONTHS   YEAR     YEARS    FUND

Spartan Municipal Income               4.92%    5.22%    42.34%   69.20%

Lehman Brothers Municipal Bond         5.14%    5.51%    43.33%   n/a
Index

General Municipal Debt Funds Average   4.79%    4.51%    40.01%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on June 4, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index, - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of 234 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997        PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Spartan Municipal Income               5.22%    7.32%    8.11%

Lehman Brothers Municipal Bond Index   5.51%    7.47%    n/a

General Municipal Debt Funds Average   4.51%    6.96%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             Spartan Municipal Income    LB Muni Bond Index
             00424                       LB001
  1990/06/30      10000.00                    10000.00
  1990/07/31      10181.47                    10147.00
  1990/08/31       9974.13                     9999.67
  1990/09/30      10017.45                    10005.37
  1990/10/31      10121.86                    10186.86
  1990/11/30      10359.04                    10391.72
  1990/12/31      10425.75                    10436.92
  1991/01/31      10552.62                    10576.99
  1991/02/28      10615.55                    10669.01
  1991/03/31      10668.63                    10672.85
  1991/04/30      10826.11                    10814.80
  1991/05/31      10964.35                    10910.94
  1991/06/30      10953.33                    10900.14
  1991/07/31      11104.20                    11032.90
  1991/08/31      11235.65                    11178.21
  1991/09/30      11366.05                    11323.75
  1991/10/31      11464.38                    11425.66
  1991/11/30      11473.44                    11457.54
  1991/12/31      11749.13                    11703.42
  1992/01/31      11748.25                    11730.10
  1992/02/29      11767.00                    11733.85
  1992/03/31      11790.50                    11738.20
  1992/04/30      11901.94                    11842.67
  1992/05/31      12060.81                    11982.05
  1992/06/30      12251.66                    12183.11
  1992/07/31      12617.10                    12548.36
  1992/08/31      12463.72                    12426.02
  1992/09/30      12528.58                    12507.28
  1992/10/31      12314.68                    12384.34
  1992/11/30      12593.65                    12606.14
  1992/12/31      12733.75                    12734.85
  1993/01/31      12911.12                    12882.95
  1993/02/28      13428.86                    13348.93
  1993/03/31      13302.85                    13207.83
  1993/04/30      13405.29                    13341.10
  1993/05/31      13522.57                    13416.08
  1993/06/30      13771.87                    13639.99
  1993/07/31      13813.52                    13657.86
  1993/08/31      14152.89                    13942.22
  1993/09/30      14341.53                    14101.02
  1993/10/31      14355.75                    14128.23
  1993/11/30      14225.03                    14003.76
  1993/12/31      14556.48                    14299.38
  1994/01/31      14731.96                    14462.68
  1994/02/28      14312.81                    14088.10
  1994/03/31      13549.60                    13514.43
  1994/04/30      13630.73                    13629.03
  1994/05/31      13756.37                    13747.20
  1994/06/30      13646.90                    13663.20
  1994/07/31      13923.30                    13913.65
  1994/08/31      13952.58                    13961.79
  1994/09/30      13717.14                    13756.83
  1994/10/31      13384.65                    13512.51
  1994/11/30      13046.95                    13268.20
  1994/12/31      13377.33                    13560.23
  1995/01/31      13835.66                    13947.79
  1995/02/28      14273.14                    14353.39
  1995/03/31      14444.05                    14518.31
  1995/04/30      14453.93                    14535.44
  1995/05/31      14932.12                    14999.27
  1995/06/30      14780.26                    14868.77
  1995/07/31      14908.87                    15009.73
  1995/08/31      15096.82                    15200.05
  1995/09/30      15238.94                    15296.27
  1995/10/31      15441.75                    15518.68
  1995/11/30      15716.87                    15776.13
  1995/12/31      15863.39                    15927.74
  1996/01/31      16007.18                    16047.99
  1996/02/29      15918.95                    15939.67
  1996/03/31      15712.61                    15735.96
  1996/04/30      15656.47                    15691.43
  1996/05/31      15648.76                    15685.15
  1996/06/30      15792.96                    15855.96
  1996/07/31      15955.91                    16000.25
  1996/08/31      15963.31                    15996.41
  1996/09/30      16156.07                    16220.36
  1996/10/31      16335.26                    16403.81
  1996/11/30      16639.15                    16704.00
  1996/12/31      16583.00                    16633.85
  1997/01/31      16606.00                    16665.28
  1997/02/28      16749.22                    16818.27
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123






$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Municipal Income Fund on June 30, 1990, shortly after the fund started. As the chart shows, by February 28, 1997, the value of the investment would have grown to $16,749 - a 67.49% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $16,818 - a 68.18% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                        SIX MONTHS   YEARS ENDED AUGUST 31,
                             ENDED
                          FEBRUARY
                                28,

                              1997    1996    1995    1994     1993     1992

Dividend return               2.58%   5.32%   6.26%   5.54%    6.69%    7.15%

Capital appreciation return   2.34%   0.41%   1.93%   -6.96%    6.86%    3.77%

Total return                  4.92%   5.73%   8.19%   -1.42%   13.55%   10.92%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. For the periods through August 31, 1996, capital appreciation and total returns include the effect of a $5 account closeout fee on an average sized account.
DIVIDENDS AND YIELD

PERIODS ENDED FEBRUARY 28, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.98(cents)   25.93(cents)   52.55(cents)

Annualized dividend rate                 4.95%         5.04%          5.10%

30-day annualized yield                  4.73%         -              -

30-day annualized tax-equivalent yield   7.39%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.48 over the past one month, $10.38 over the past six months and $10.30 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with David Murphy, Portfolio Manager of Spartan Municipal
Income Fund
Q. DAVID, HOW DID THE FUND PERFORM?
A. For the six- and 12-month periods ending February 28, 1997, the fund had total returns of 4.92% and 5.22%, respectively. To get a sense of how the fund did relative to its peers, the general municipal debt funds average had returns of 4.79% and 4.51%, respectively, for the same periods, according to Lipper Analytical Services. The Lehman Brothers Municipal Bond Index had a six-month return of 5.14% and a 12-month return of 5.51% as of February 28, 1997.
Q. THE FIXED INCOME MARKETS WERE SOMEWHAT VOLATILE OVER THE PAST SIX MONTHS. HOW DID YOU TRY TO OFFSET THAT VOLATILITY?
A. I matched the fund's duration - its sensitivity to interest rate movements - to that of its benchmark. So, even though there was a fair amount of interest rate volatility in the municipal market, I avoided getting whipsawed by becoming bullish or bearish at the wrong time.
Q. WHAT WERE SOME OTHER IMPORTANT ELEMENTS TO YOUR STRATEGY?
A. I used two primary strategies. First, I emphasized bonds in the five- to 20- year maturity range while avoiding bonds with maturities of more than 20 years. Most bonds with maturities longer than 20 years are callable, meaning they can be redeemed by their issuers before maturity. In periods when interest rates are falling, issuers often "call away" their bonds, and the bond holders may have to re-invest at lower interest rates. What's more, bonds in the five- to 20-year range were attractive from a yield perspective. Here's why: Bonds with maturities of more than 20 years didn't offer enough additional yield to compensate for their added risk. As a result, securities in the five- to 20-year range offered better risk-adjusted yields, but with a lot less call risk than the longer-maturity bonds. The fund's heavy weighting in these intermediate securities helped its performance.
Q. WHAT WAS THE SECOND STRATEGY?
A. I used a barbell coupon structure - that is, owning premium-coupon bonds as well as discount bonds. Historically, premium-coupon bonds, which pay higher annual income than newly issued bonds, offer better downside protection should the market fall. Discount coupon bonds, which offer annual income below newly issued bonds, offer price appreciation potential should the market rally. Over the entire period, as either of these types of bonds moved closer to par (face value) I attempted to sell them and replace them with similar premium or discount bonds.
Q. DID YOU SHIFT THE FUND'S HOLDINGS AMONG BONDS WITH VARIOUS CREDIT
RATINGS?
A. I reduced the fund's exposure to Baa-rated bonds somewhat. The yield spread - or the difference in yield between Baa-rated bonds and Aaa-rated bonds - became quite narrow. As a result, many Baa-rated bonds didn't offer enough added yield for the additional risk we were taking on. Because many of our Baa-rated airline holdings posted attractive gains when spreads narrowed, I sold some to lock in their profits. On the other hand, I held onto some Baa-rated industrial development revenue bonds. These bonds are issued as tax-exempt debt, but they're actually backed by an underlying taxpaying corporate entity. Examples are bonds issued by Mobil Oil and Southwest Gas, a gas distributor in Nevada.
Q. WHICH STATES PERFORMED WELL DURING THE PERIOD?
A. Bonds issued by California were among the fund's best performers over the past six months. While the rest of the country has enjoyed an economic expansion for the past six years, it was only over the last two years that California has emerged from a prolonged downturn. Since then, even the hardest-hit areas - southern California, for instance - have shown employment growth, and the state's unemployment rate is at a six-year low. Additionally, in the first six months of the state's current fiscal year, its tax revenues are ahead of budget.
Q. WHAT'S YOUR OUTLOOK?
A. We're in the midst of a long-term, downward trend in inflation, and municipal finances are as healthy as we've seen in a while. Going forward, municipal bond investors will be monitoring the effects of welfare reform and other government proposals on states and local municipalities. While these changes would shift more responsibility to the local levels and result in states receiving more federal funds, the pressure to operate these programs efficiently would also rise. I'll be watching closely to see how states cope with these reforms in order to move the fund's investments into states that are successfully managing them.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high current
income exempt from federal
income taxes
FUND NUMBER: 424
TRADING SYMBOL: FSMIX
START DATE: June 4, 1990
SIZE: as of February 28,
1997, more than $562 million
MANAGER: David Murphy,
since 1995; manager,
Fidelity Limited Term
Municipal Income Fund, since
1989; Fidelity Municipal
Income Fund, Fidelity
Advisor Intermediate
Municipal Income Fund,
since 1995; Fidelity Michigan
Municipal Income Fund,
since 1996; joined Fidelity
1989
(checkmark)
DAVE MURPHY ON THE
PROLIFERATION OF MUNICIPAL BOND
INSURANCE:
"The amount of debt issuance
that comes to market with
insurance has soared from
around 30% a couple years
ago to almost 50% today.
Bond insurance guarantees
the payment of principal and
interest on the bond, although
it's important to point out the
insurance does not guarantee
against a drop in the bond's
price. Bond insurance
appeals to issuers because
they can bring their debt to the
market with higher ratings
and, thus, lower yields. That,
in turn, lowers the issuers'
borrowing costs. The
municipal market is basically
driven by retail investors, who
don't have either the time or
resources to research an
issuer's credit fundamentals.
In this sense, investors regard
insurance as a sort of comfort
buffer. They know that if the
issuer gets into trouble, an
insurance company will be
right there to step in. I do buy
insured securities, but I prefer
uninsured bonds. I'd just as
soon seek the higher income
from non-insured bonds and
have our talented credit
research team come to its
own conclusions regarding
creditworthiness."
INVESTMENT CHANGES


TOP FIVE STATES AS OF FEBRUARY 28, 1997
                % OF FUND'S   % OF FUND'S
                INVESTMENTS   INVESTMENTS
                              IN THESE STATES
                              6 MONTHS AGO

California      14.5          14.4

New York        13.1          12.2

Texas           12.7          15.3

Massachusetts   5.4           4.5

Washington      5.3           5.8

TOP FIVE SECTORS AS OF FEBRUARY 28, 1997
                         % OF FUND'S   % OF FUND'S
                         INVESTMENTS   INVESTMENTS
                                       IN THESE SECTORS
                                       6 MONTHS AGO

General Obligation       37.8          36.8

Electric Revenue         18.2          18.3

Transportation           6.8           5.6

Education                6.1           6.1

Industrial Development   5.8           8.4

AVERAGE YEARS TO MATURITY AS OF FEBRUARY 28, 1997
               6 MONTHS AGO

Years   12.9   13.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF FEBRUARY 28, 1997
               6 MONTHS AGO

Years    7.2    7.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF FEBRUARY 28, 1997 AS OF AUGUST 31, 1996
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 17.0
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 37.0
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 18.0
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 35.0
Aaa, Aa, A 77.1%
Baa 16.5%
Non-rated 2.1%
Short-term
investments 4.3%
Aaa, Aa, A 75.7%
Baa 17.8%
Non-rated 1.9%
Short-term
investments 4.6%
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 95.7%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
ALASKA - 1.6%
Alaska Student Loan Corp. Student Loan Rev.
Series A (c):
 7.30% 7/1/00 (AMBAC Insured)  Aaa $ 1,100,000 $ 1,174,235
  5.90% 7/1/03 (AMBAC Insured)  Aaa  1,070,000  1,096,750
North Slope Borough Gen. Oblig.:
(Cap. Appreciation) Series B:
 0% 1/1/02 (MBIA Insured)  Aaa  4,000,000  3,175,000
  0% 6/30/05 (Cap. Guaranty Insured)  Aaa  2,500,000  1,640,625
 Series B, 7.50% 6/30/01  Aaa  2,000,000  2,232,500
  9,319,110
ARIZONA - 3.1%
Arizona State Univ. Rev. Rfdg. Sys.
6% 7/1/07  A1  1,250,000  1,359,375
Arizona Trans. Board Hwy. Rev.
Sub-Series A, 5% 7/1/09  Aa  300,000  297,000
Chandler:
7.375% 7/1/09 (FGIC Insured)  Aaa  1,000,000  1,205,000
 4.375% 7/1/12 (FGIC Insured)  Aaa  1,000,000  882,500
Maricopa County Series C, 8.90% 7/1/99  A  3,950,000  4,359,813
Pima County Ctfs. of Prtn. 4.75% 1/1/04
(MBIA Insured)  Aaa  2,060,000  2,054,850
Pima County Unified School Dist. Tucson Proj.
of 1989 Series G, 8% 7/1/04 (MBIA Insured)  Aaa  2,000,000  2,410,000
Tucson Ltd. Tax Rfdg. 7.50% 7/1/01  Aa  2,525,000  2,831,156
Tucson Wtr. Rev. Series D:
9.75% 7/1/07  A1  500,000  689,375
 9.75% 7/1/08  A1  500,000  699,375
 9.75% 7/1/09  A1  750,000  1,064,063
  17,852,507
ARKANSAS - 0.7%
Arkansas State College Savings
(Cap. Appreciation) Series A:
 0% 6/1/03  Aa  1,280,000  948,800
  0% 6/1/04  Aa  1,110,000  779,775
Rogers Sales & Use Tax Rev. 5% 11/1/15  A1  2,000,000  2,020,000
  3,748,575
CALIFORNIA - 14.5%
Alameda County Ctfs. of Prtn. Rfdg.
(Santa Rita Jail Proj.) 5.375% 6/1/09
(MBIA Insured)  Aaa  400,000  411,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Gen. Oblig.:
6.50% 3/1/02 (AMBAC Insured)  Aaa $ 2,525,000 $ 2,761,719
 6.75% 5/1/03  A1  1,000,000  1,116,250
 6.60% 2/1/10  A1  5,205,000  5,894,663
 5.25% 10/1/13  A1  3,000,000  2,932,500
 5.25% 10/1/16  A1  3,200,000  3,056,000
 5.25% 10/1/17  A1  3,500,000  3,338,125
 6.25% 10/1/19  A1  3,260,000  3,565,625
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
Series 1983 A, 0% 2/1/15  Aa  187,000  32,087
 Series A, 5.30% 8/1/14 (MBIA Insured)  Aaa  960,000  961,200
California Poll. Cont. Fing. Auth. Resource Recovery
Rev. (Waste Management, Inc.) 7.15% 2/1/11 (c)  A1  3,000,000  3,251,250
California Pub. Wks. Board Lease Rev.:
Rfdg. (California Commty. Colleges)
 Series D, 5.37% 3/1/12  A  1,500,000  1,481,250
 (California State Univ. Proj.) Series A,
 5.50% 6/1/14  A1  5,500,000  5,465,625
 (Secretary of State) Series A, 6% 5/1/13  A1  3,500,000  3,548,125
 (Various California State Univ. Projs.):
 Series A, 6% 10/1/14  A  1,000,000  1,023,750
  Series B, 5.55% 6/6/10  A1  1,500,000  1,537,500
California Rural Home Mtg. Fin. Auth. Lease Rev.
Series A, 4.45% 8/1/01 (MBIA Insured)  Aaa  1,000,000  992,500
Central Valley Fing. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6.20% 7/1/20  BBB-  4,075,000  4,131,031
East Bay Mun. Util. Dist. Wtr. Sys. Rev. Rfdg.
6.10% 6/1/07  A1  1,250,000  1,335,938
Encintas Unified School Dist. (Cap. Appreciation)
0% 8/1/05 (MBIA Insured)  Aaa  1,500,000  984,375
Industry Urban Ind. Dev. Agcy. Rev. (Civic
Recreational Proj. #1-B) 7.375% 5/1/15  -  1,140,000  1,166,984
Long Beach Hbr. Rev. 8.50% 5/15/03
(MBIA Insured) (c)  Aaa  1,235,000  1,483,544
Los Angeles County Pub. Wks. Fing. Auth.
Lease Rev. (Multiple Cap. Facs. Projs. #4)
4.75% 12/1/10 (MBIA Insured)  Aaa  2,500,000  2,340,625
Rancho Wtr. Dist. Fing. Auth. Rev. Rfdg.
5.875% 11/1/10 (FGIC Insured)  Aaa  500,000  524,375
San Francisco City & County Int'l. Arpt. Rev. Rfdg.
Series 2, 6.20% 5/1/05 (AMBAC Insured)  Aaa  2,330,000  2,522,225
San Francisco City & County Swr. Rev. Rfdg.
5.90% 10/1/08 (AMBAC Insured)  Aaa  5,000,000  5,281,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
San Joaquin County Ctfs. of Prtn. (Cap. Facs.
Proj.) 4.90% 11/15/08 (MBIA Insured)  Aaa $ 4,000,000 $ 3,960,000
South Orange County Pub. Fing. Auth. Spl. Tax
Rev. (Foothill Area) Series C, 7.50% 8/15/07
(FGIC Insured)  Aaa  2,500,000  3,034,375
University of California Rev. Rfdg.
(Multiple Purp. Projs.):
 Series B, 5% 9/1/11 (MBIA Insured)  Aaa  1,200,000  1,150,500
  Series C, 5.125% 9/1/13 (AMBAC Insured)  Aaa  1,800,000  1,714,500
West & Central Basin Fin. Auth. Series C:
5.20% 8/1/07 (AMBAC Insured)   Aaa  5,800,000  5,894,250
 5.25% 8/1/08 (AMBAC Insured)   Aaa  6,100,000  6,176,250
  83,069,391
COLORADO - 3.2%
Aurora Ctfs. of Prtn. Rfdg. 6% 12/1/06  A  300,000  311,250
Colorado Health Facs. Auth. Rev. Rfdg.
(Rocky Mountain Adventist) 6.625% 2/1/13  Baa  6,500,000  6,686,875
Denver City & County Arpt. Rev.:
(Cap. Appreciation) Series A (c):
 0% 11/15/05 (MBIA Insured)   Aaa  3,000,000  1,916,250
  0% 11/15/02 (MBIA Insured)   Aaa  4,900,000  3,705,625
 Series A (c):
 6.60% 11/15/97   Baa  1,000,000  1,016,860
   6.90% 11/15/98   Baa  1,000,000  1,042,500
  8% 11/15/17   Baa  1,000,000  1,042,810
 Series D, 7% 11/15/25 (c)  Baa  2,500,000  2,615,625
  18,337,795
CONNECTICUT - 0.6%
Connecticut Health & Ed. Facs. Auth. Rev.:
Rfdg. (Quinnipiac College) Series D,
 6% 7/1/13  BBB-  250,000  243,125
 (St. Raphael Hosp.) 5.30% 7/1/10
 (AMBAC Insured)  Aaa  2,990,000  2,997,475
  3,240,600
DISTRICT OF COLUMBIA - 2.0%
District of Columbia Hosp. Rev. (Hosp. for
Sick Children) Series A, 8.875% 1/1/21  -  3,355,000  3,577,269
District of Columbia Redev. Land Agcy. Spl.
Tax Rev. (Washington D.C. Sports Arena):
5.40% 11/1/00  Baa  1,000,000  1,006,250
 5.625% 11/1/10  Baa  1,400,000  1,366,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
DISTRICT OF COLUMBIA - CONTINUED
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 6% 4/1/18 (MBIA Insured) (b)  Aaa $ 2,035,000 $ 2,042,631
Metropolitan Washington Arpt. Auth. Gen. Arpt.
Rev. Series A, 7.25% 10/1/10
(FGIC Insured) (c)  Aaa  3,000,000  3,262,500
  11,255,400
FLORIDA - 4.1%
Broward County Resource Recovery Rev.
(SES Broward Co. LP South Proj.)
7.95% 12/1/08  A  4,405,000  4,823,475
Florida Muni. Pwr. Agcy. Rev. Rfdg. (Stanton II
Proj.) 4.50% 10/1/16 (AMBAC Insured)  Aaa  3,000,000  2,568,750
Jacksonville Elec. Auth. Rev. 6% 7/1/01
(Escrowed to Maturity) (d)  Aaa  845,000  874,575
Jacksonville Port Auth. Rev. 5.75% 11/1/09
(MBIA Insured) (c)  Aaa  1,000,000  1,025,000
Lakeland Elec. & Wtr. Rev. Rfdg. Jr. Sub. Lien:
6.50% 10/1/04 (FGIC Insured)  Aaa  10,000,000  11,187,500
 6.50% 10/1/09 (FGIC Insured)  Aaa  2,500,000  2,846,875
  23,326,175
GEORGIA - 0.8%
Fulton County School Dist. Rfdg. 6.375% 5/1/14  Aa  2,000,000  2,247,500
Georgia Residential Fin. Auth. Home Ownership
Mtg. Series 1984 B, 0% 12/1/15  Aa  16,125,000  2,096,250
  4,343,750
HAWAII - 0.3%
Hawaii Arpts. Sys. Rev. Series 2, 7.50% 7/1/20
(FGIC Insured) (c)  Aaa  1,500,000  1,648,125
IDAHO - 1.1%
Idaho Falls Elec. Rfdg. 0% 4/1/07
(FGIC Insured)  Aaa  2,500,000  1,515,625
Idaho Hsg. Agcy. Single Family Mtg.
Series 1991 B, 7.50% 7/1/24 (c)  AA  1,945,000  2,030,094
Nez Perce County Poll. Cont. Rev. Rfdg.
(Potlatch Corp. Proj.) 6% 10/1/24  A-  3,000,000  3,011,250
  6,556,969
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
ILLINOIS - 3.7%
Chicago Gen. Oblig. Rfdg. Series B,
5.125% 1/1/15 (AMBAC Insured)  Aaa $ 2,250,000 $ 2,145,938
Chicago Midway Arpt. Rev. Series B (c):
6% 1/1/07 (MBIA Insured)   Aaa  2,045,000  2,175,369
 5.25% 1/1/13 (MBIA Insured)  Aaa  2,910,000  2,768,138
Chicago O'Hare Int'l. Arpt.:
Spl. Facs. Rev. (United Airlines, Inc.)
 8.25% 5/1/99 (c)  Baa3  2,845,000  2,976,581
 Rev. Rfdg. (2nd Lien) Series A,
 6.375% 1/1/15 (MBIA Insured)  Aaa  1,500,000  1,599,375
Chicago Park Dist. Rfdg. 6.25% 1/1/09
(FGIC Insured)  Aaa  750,000  817,500
Chicago Residential Mtg. Rev. Rfdg.
(Cap. Appreciation) Series B, 0% 10/1/09
(MBIA Insured)  Aaa  6,285,000  2,631,844
DeKalb Single Family Mtg. Rev. Series A,
7.45% 12/1/09, (GNMA Coll.) (c)  Aaa  1,555,000  1,654,131
Metropolitan Pier & Exposition Auth. Dedicated
Tax Rev. (McCormick Place Expansion Proj.)
(Cap. Appreciation):
 Series A, 0% 6/15/09 (FGIC Insured)  Aaa  2,175,000  1,122,844
  0% 6/15/00 (AMBAC Insured)  Aaa  2,700,000  2,332,125
Northern Univ. Rev. Auxiliary Facs. Sys. Rfdg.
6% 4/1/02 (FGIC Insured)  Aaa  1,000,000  1,063,750
  21,287,595
INDIANA - 0.3%
Indiana Health Facs. Fing. Auth. Hosp. Rev. Rfdg.
(Columbus Reg'l. Hosp.) 7% 8/15/15
(FSA Insured)  Aaa  500,000  571,875
Indianapolis Resource Recovery Rev. Rfdg.
(Ogden Martin Sys. Inc. Proj.) 6.75% 12/1/06
(AMBAC Insured)  Aaa  1,000,000  1,137,500
  1,709,375
KANSAS - 0.9%
Johnson County Unified School Dist. #512
(Shawnee Mission):
 8% 10/1/03  Aa1  1,015,000  1,214,194
  8% 10/1/04  Aa1  1,225,000  1,488,375
  8% 10/1/05  Aa1  1,250,000  1,537,500
Reno County Mtg. Rev. Rfdg. (Single Family)
Series B, 8.70% 9/1/11  Aa  630,000  675,675
  4,915,744
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
KENTUCKY - 0.4%
Owensboro Elec. Lt. & Pwr. Rev.:
Series B, 0% 1/1/10 (AMBAC Insured)  Aaa $ 4,000,000 $ 1,990,000
 Rfdg. Series B, 0% 1/1/08 (AMBAC Insured)  Aaa  600,000  339,750
  2,329,750
LOUISIANA - 1.3%
Louisiana Gen. Oblig. Series A,
6.75% 5/15/04 (MBIA Insured)  Aaa  5,865,000  6,554,138
Louisiana Offshore Term. Auth. Deepwater Port
Rev. Rfdg. Series B, 5.20% 9/1/97  Baa1  1,000,000  1,005,500
  7,559,638
MARYLAND - 0.9%
Baltimore Rfdg. Consolidated Pub. Impt. Series A,
7.25% 10/15/05 (FGIC Insured)  Aaa  3,100,000  3,638,625
Montgomery County Consolidated Pub. Impt.
Series B, 6.80% 11/1/06
(Pre-Refunded to 11/1/99 @ 102) (d)  Aaa  1,660,000  1,801,100
  5,439,725
MASSACHUSETTS - 5.4%
Massachusetts Rev. Rfdg. (Boston City Hosp.)
7.15% 8/15/01 (Pre-Refunded to
(8/15/00 @ 102) (d)  Aaa  1,500,000  1,663,125
Massachusetts Bay Trans. Auth. Rfdg.
(Gen. Trans. Sys.) Series A, 5.50% 3/1/12  A1  5,000,000  5,087,500
Massachusetts Edl. Loan Auth. (Edl. Loan Rev.)
Issue E, Series B (c):
 5.75% 7/1/05 (AMBAC Insured)  Aaa  3,090,000  3,221,325
  5.85% 7/1/06 (AMBAC Insured)  Aaa  3,680,000  3,854,800
  5.95% 7/1/09 (AMBAC Insured)  Aaa  3,980,000  4,169,050
Massachusetts Gen. Oblig. Consolidated Loan:
Series A, 6% 6/1/01  A1  1,400,000  1,485,750
 Series C, 5.37% 9/1/14 (MBIA Insured)  Aaa  3,500,000  3,456,250
Massachusetts Gen. Oblig. Rfdg. Series A,
6.25% 7/1/03  A1  1,600,000  1,744,000
Massachusetts Health & Edl. Facs. Auth. Rev.
(New England Med. Ctr.) Series G,
5.375% 7/1/24 (MBIA Insured)  Aaa  600,000  575,250
Massachusetts Ind. Fin. Agcy. Rev.
(Massachusetts Biomedical Research)
Series A-1, 7.10% 8/1/99  A1  310,000  322,788
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
New England Ed. Loan Marketing Corp. Rfdg.
(Student Loan) Series A, 5.70% 7/1/05 (c)  A1 $ 4,375,000 $ 4,457,031
New England Ed. Loan Marketing Corp. Rev.
Rfdg. (Student Loan) Series B, 5.40% 6/1/00  A1  1,000,000  1,018,750
  31,055,619
MICHIGAN - 0.3%
Michigan Univ. Rev. Rfdg. (Univ. Hosp.)
Series A, 5.75% 12/1/12  Aa2  2,000,000  2,007,500
MINNESOTA - 1.3%
Minneapolis & St. Paul Hsg. & Redev. Auth.
Healthcare Sys. Rev. Rfdg. (Healthspan Health
Sys. Corp.) Series A, 4.75% 11/15/18
(AMBAC Insured)  Aaa  1,250,000  1,089,063
Minneapolis Rfdg. (Sports Arena Proj.)
(Cap. Appreciation) 0% 12/1/03  Aaa  1,175,000  868,031
Minnesota Hsg. Fin. Agcy. (Single Family Mtg.)
Series B, 5.80% 7/1/25 (c)  Aa  1,750,000  1,728,125
Northern Minnesota Muni. Pwr. Agcy. Elec. Sys.
Rev. Rfdg. Series A, 7.25% 1/1/16  A2  1,700,000  1,793,500
Western Muni. Pwr. Agcy. Pwr. Supply Rev. Rfdg.
Series A, 5.50% 1/1/12 (AMBAC Insured)  Aaa  1,750,000  1,760,938
  7,239,657
MONTANA - 1.7%
Montana Board of Investment Payroll Tax (Workers
Compensation) 6.875% 6/1/20 (MBIA Insured)
(Escrowed to Maturity) (d)  Aaa  7,130,000  7,798,438
Montana Coal Severance Tax Rfdg.
(Broadwater Pwr. Proj.) Series A,
6.875% 12/1/11 (c)  A1  2,000,000  2,092,500
  9,890,938
NEBRASKA - 1.0%
Omaha Pub. Pwr. Dist. Elec. Rev. Series C,
5.50% 2/1/14  Aa2  5,650,000  5,706,500
NEVADA - 0.4%
Clark County Ind. Dev. Rev. (Southwest Gas Corp.)
Series A, 6.50% 12/1/33 (c)  Baa2  2,500,000  2,512,500
NEW JERSEY - 0.6%
New Jersey Trans. Trust Fund Auth. (Trans. Sys.)
Series B, 6.50% 6/15/10 (MBIA Insured)  Aaa  3,000,000  3,416,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NEW MEXICO - 0.7%
Albuquerque Arpt. Rev. Series A, 6.60% 7/1/16
(AMBAC Insured) (c)  Aaa $ 2,375,000 $ 2,559,063
New Mexico Edl. Assistance Foundation Student
Loan Rev. Series B, 5.25% 4/1/05
(AMBAC Insured) (c)  Aaa  1,455,000  1,455,000
  4,014,063
NEW YORK - 13.1%
Metropolitan Trans. Auth. Commuter Facs.
Rev. Series A, 6% 7/1/16 (FGIC Insured)  Aaa  2,000,000  2,077,500
Metropolitan Trans. Auth Svc. Contract
(Trans. Facs.) Series O, 5.75% 7/1/08  Baa1  3,840,000  3,907,200
New York City Gen. Oblig.:
Rfdg. Series B, 5.50% 8/15/01  Baa1  400,000  410,500
 Rfdg. Series B, 5.70% 8/15/02  Baa1  2,000,000  2,062,500
 Rfdg. Series E, 5.40% 2/15/03  Baa1  2,285,000  2,302,138
 Series A, 7.75% 8/15/07  Baa1  4,000,000  4,505,000
 Series B, 7.50% 2/1/03  Baa1  5,000,000  5,537,500
 Series B, 7.50% 2/1/04  Baa1  1,500,000  1,655,625
 Series G, 5.40% 2/1/01  Baa1  3,000,000  3,056,250
 Series G, 5.60% 2/1/02  Baa1  1,875,000  1,919,531
New York State Dorm. Auth. Rev.:
Rfdg. (State Univ. Edl. Facs.):
 Series A:
  5.50% 5/15/09  Baa1  4,000,000  3,990,000
   5.50% 5/15/13  Baa1  13,100,000  12,772,500
   5.875% 5/15/17  Baa1  3,565,000  3,596,194
  Series B, 5.25% 5/15/11  Baa1  1,000,000  965,000
 (Suffolk County Judicial Facs.) Series A,
 9.50% 4/15/14  Baa1  7,000,000  8,125,320
New York State Local Gov't. Assistance Corp.:
Rfdg. Series A, 5.37% 4/1/16  A3  4,435,000  4,290,863
 Rfdg. Series C, 5.50% 4/1/17  A3  5,000,000  4,993,750
 Rfdg. Series E, 5.25% 4/1/16  A3  4,075,000  3,947,656
 Series B, 6% 4/1/18  A3  1,500,000  1,528,125
Niagara Falls Pub. Impt. 7.50% 3/1/18
(MBIA Insured)  Aaa  500,000  624,375
Triborough Bridge & Tunnel Auth. Rev.
(Convention Ctr. Proj.) Series E,
7.25% 1/1/10  Baa1  2,325,000  2,633,063
  74,900,590
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NORTH CAROLINA - 2.3%
North Carolina Eastern Muni. Pwr.
Agcy. Pwr. Sys. Rev.:
 Rfdg. Series C, 7% 1/1/07  Baa1 $ 2,000,000 $ 2,210,000
  Series B, 6% 1/1/05  Baa1  6,000,000  6,187,500
North Carolina Muni. Pwr. Agcy. #1 Catawba
Elec. Rev. 5.25% 1/1/09 (MBIA Insured)  Aaa  4,655,000  4,631,725
  13,029,225
NORTH DAKOTA - 1.0%
Mercer County Poll. Cont. Rev. Rfdg.
(Basin Electric Pwr.) (Antelope Valley Station Proj.)
7.20% 6/30/13 (AMBAC Insured)  Aaa  5,000,000  5,968,750
OHIO - 2.8%
Bedford Hosp. Impt. Rev. Rfdg. (Bedford Commty.
Hosp.) Series 1990, 8.50% 5/15/09
(Pre-Refunded to 5/15/00 @ 102) (d)  -  980,000  1,086,575
Euclid City School Dist. (Cap. Appreciation):
0% 12/1/02 (AMBAC Insured)  Aaa  1,265,000  977,213
 0% 12/1/03 (AMBAC Insured)  Aaa  1,265,000  928,194
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Oakleaf-Toledo
Apts. Proj.) 10.25% 12/20/25 (GNMA Coll.)  AAA  1,575,000  1,801,406
Ohio State Bldg. Auth.:
(Adult Correctional Facs.) Series A,
 5.95% 10/1/14 (MBIA Insured)  Aaa  4,000,000  4,115,000
 (Workers Compensation Bldg. A)
 4.75% 4/1/14  A2  5,000,000  4,506,250
Ohio Tpk. Commty. Rev. Series A,
5.60% 2/15/12 (MBIA Insured)  Aaa  1,250,000  1,276,563
Ohio Wtr. Dev. Auth. Rev. Rfdg. (Impt. Pure Wtr.
5.75% 6/1/06 (MBIA Insured)  Aaa  1,000,000  1,060,000
  15,751,201
OREGON - 1.5%
Port Morrow Poll. Cont. Rev. Rfdg.
(Pacific Northwest) Series A:
 8% 7/15/97  -  140,000  142,078
  8% 7/15/98  -  155,000  162,556
  8% 7/15/99  -  175,000  188,781
  8% 7/15/06  -  385,000  437,938
  8% 7/15/07  -  430,000  489,125
  8% 7/15/08  -  480,000  546,000
  8% 7/15/09  -  540,000  614,250
  8% 7/15/10  -  605,000  688,188
  8% 7/15/11  AA-  385,000  437,938
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
OREGON - CONTINUED
Portland Series B:
7% 6/1/00  Aaa $ 1,385,000 $ 1,504,456
 7% 6/1/01  Aaa  1,480,000  1,637,250
Portland Swr. Sys. Rev. Series A, 6.25% 6/1/15  A1  1,875,000  1,971,094
  8,819,654
PENNSYLVANIA - 0.7%
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Hosp. Rev. Rfdg. 5.70% 7/1/01  Baa1  1,000,000  1,023,750
Philadelphia Muni. Auth. Rev. Rfdg. Lease
Series D, 6% 7/15/03  Baa  250,000  256,250
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.
Rfdg. Series A, 0% 9/1/04 (FGIC Insured)
(Escrowed to Maturity) (d)  Aaa  3,900,000  2,715,375
  3,995,375
SOUTH CAROLINA - 0.4%
South Carolina Ed. Assistance Auth. Rev.
Insured Student Loan 6.625% 9/1/06 (c)  AA  2,000,000  2,130,000
South Carolina Pub. Svc. Auth. Rev. Rfdg.
Series A, 6.50% 1/1/08 (MBIA Insured)  Aaa  200,000  223,250
  2,353,250
TENNESSEE - 0.3%
Memphis-Shelby County Arpt. Auth. Arpt. Rev.
Rfdg. Series A, 6.25% 2/15/11
(MBIA Insured) (b)(c)  Aaa  1,415,000  1,503,438
TEXAS - 12.7%
Austin Independent School Dist. School Bldg.
8.125% 8/1/01 (PSF Guaranteed)
(Escrowed to Maturity) (d)  Aaa  500,000  573,750
Austin Independent School Dist. Rfdg. (Cap.
Appreciation) 0% 8/1/02 (PSF Guaranteed)  Aaa  2,100,000  1,635,375
Austin Util. Sys. Rev. Rfdg. (Cap. Appreciation)
Series A:
 0% 11/15/01 (MBIA Insured)  Aaa  1,000,000  806,250
  0% 11/15/08 (MBIA Insured)  Aaa  3,895,000  2,108,169
  0% 11/15/09 (AMBAC Insured)  Aaa  4,000,000  2,030,000
Brazos River Auth. Poll. Cont. Rev. Coll.
(Texas Util. Elec. Co.) 9.25% 3/1/18 (c)  Baa1  1,500,000  1,594,890
Clear Creek Independent School Dist. Rfdg.
(Cap. Appreciation) Series A,
0% 2/1/11 (PSF Guaranteed)  Aaa  4,000,000  1,855,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
TEXAS - CONTINUED
Conroe Independent School Dist. Rfdg.
(Cap. Appreciation) (b):
 0% 2/15/07 (PSF Guaranteed)  Aaa $ 1,360,000 $ 819,400
  0% 2/15/11 (PSF Guaranteed)  Aaa  1,500,000  697,500
Corpus Christi Independent School Dist. Rfdg.
(Cap. Appreciation):
 0% 8/15/01 (PSF Guaranteed)  Aaa  1,535,000  1,254,863
  0% 8/15/02 (PSF Guaranteed)  Aaa  2,165,000  1,683,288
Cypress-Fairbanks Independent School Dist.
Unltd. Tax Rfdg. (Cap. Appreciation)
0% 2/1/04 (PSF Guaranteed)  Aaa  1,250,000  896,875
Dallas Gen. Oblig.:
Rfdg. (Cap. Appreciation) 0% 2/15/03  Aaa  1,115,000  840,431
 4.50% 2/15/14  Aaa  2,400,000  2,184,000
Dallas Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 8/15/07
(PSF Guaranteed)  Aaa  1,000,000  587,500
El Paso Int'l. Arpt. Rev. 5.12% 8/15/04
(FGIC Insured) (c)  Aaa  1,500,000  1,522,500
El Paso Prop. Fin. Auth. Single Family Mtg. Rev.
Series A, 8.70% 12/1/18 (GNMA Coll.) (c)  Aaa  1,135,000  1,220,125
Grapevine-Colleyville Independent School Dist.
Rfdg. (Cap. Appreciation) 0% 8/15/06
(PSF Guaranteed)  Aaa  2,580,000  1,609,275
Houston Independent School Dist. Rfdg. Series A,
0% 8/15/11 (PSF Guaranteed)  Aaa  6,400,000  2,880,000
Katy Independent School Dist. Rfdg.
(Cap. Appreciation):
 0% 8/15/11 (PSF Guaranteed)  Aaa  4,170,000  1,860,863
  Series A, 0% 2/15/07 (PSF Guaranteed)  Aaa  2,450,000  1,476,125
Leander Independent School Dist. Unltd. Tax
7.50% 8/15/08 (PSF Guaranteed)  Aaa  300,000  364,125
Lower Colorado River Auth. Rev. Rfdg. (Cap.
Appreciation) 0% 1/1/09 (MBIA Insured)
(Escrowed to Maturity) (d)  Aaa  1,000,000  537,500
Lower Neches Valley Auth. Ind. Dev. Corp. Swr.
Facs. Rev. (Mobil Oil Refining Corp. Proj.)
6.40% 3/1/30 (c)  Aa2  13,815,000  14,315,794
Midlothian Independent School Dist. Rfdg.
(Cap. Appreciation):
 0% 2/15/07 (PSF Guaranteed)  Aaa  1,935,000  1,165,838
  0% 2/15/08 (PSF Guaranteed)  Aaa  1,520,000  860,700
  0% 2/15/10 (PSF Guaranteed)  Aaa  1,525,000  754,875
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
TEXAS - CONTINUED
Round Rock Independent School Dist. Rfdg. &
School Bldg. (Cap. Appreciation):
 0% 8/15/10 (MBIA Insured)  Aaa $ 5,000,000 $ 2,406,250
  0% 2/15/01 (PSF Guaranteed)  Aaa  2,000,000  1,675,000
San Antonio Elec. & Gas Rev.:
Rfdg. (Cap. Appreciation):
 Series A, 0% 2/1/05 (AMBAC Insured)  Aaa  2,000,000  1,355,000
  Series B, 0% 2/1/09 (FGIC Insured)  Aaa  2,000,000  1,062,500
 Series 95, 6.375% 2/1/06  Aa1  300,000  331,875
 5.75% 2/1/11  Aa1  3,240,000  3,288,600
Spring Branch Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/1/05
(PSF Guaranteed)  Aaa  5,725,000  3,885,844
Spring Independent School Dist. Unltd. Tax
4.875% 8/15/10 (PSF Guaranteed)  Aaa  2,500,000  2,393,750
Texas Muni. Pwr. Agcy. Rev. Rfdg. (Cap.
Appreciation) 0% 9/1/04 (AMBAC Insured)  Aaa  1,000,000  698,750
Texas Pub. Fin. Auth. Rfdg. (Cap. Appreciation)
Series A, 0% 10/1/01 (AMBAC Insured)  Aaa  2,420,000  1,969,275
Texas State College Student Loan
5.80% 8/1/05 (c)  Aa  2,350,000  2,452,813
Univ. of Texas Univ. Rev. Rfdg. (Fing. Sys.)
Series A:
 6% 8/15/04  Aa1  1,170,000  1,263,600
  6% 8/15/05  Aa1  1,000,000  1,082,500
Winters Wtrwks. & Swr. Sys. Rev. Rfdg. 8.50%
8/1/17 (Pre-Refunded to 8/1/03 @ 100) (d)  -  500,000  603,750
  72,604,518
UTAH - 3.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg.:
(Cap. Appreciation) Series B,
 0% 7/1/00 (MBIA Insured)  Aaa  4,435,000  3,836,275
 Series A (b):
 6% 7/1/16 (AMBAC Insured)  Aaa  5,000,000  5,068,750
  6% 7/1/21 (AMBAC Insured)  Aaa  5,000,000  5,068,750
  6.50% 7/1/11 (AMBAC Insured)  Aaa  1,000,000  1,115,000
 Series B, 5.75% 7/1/16 (MBIA Insured) (b)  Aaa  2,000,000  1,980,000
Utah Hsg. Fin. Agcy.:
(Residential Mtg.) (Cap. Appreciation)
 Series 1983 A, 0% 7/1/16  A+  1,025,042  140,943
 (Single Family Mtg.) Series G, 9.25% 7/1/19
 (FHA Guaranteed) (c)  AA  410,000  431,525
  17,641,243
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
VERMONT - 0.9%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.
(Middlebury College Proj.) 5.37% 11/1/26  Aa3 $ 2,750,000 $ 2,615,938
Vermont Ind. Dev. Auth. Ind. Dev. Rev.
(Radisson Hotel) Series B-1, 7.75% 11/15/15  -  2,350,000  2,546,813
  5,162,751
VIRGINIA - 0.7%
Fairfax County Econ. Dev. Auth. Resource Recovery
Rev. (Ogden Martin Sys. Proj.) Series A,
7.75% 2/1/11 (c)  A1  3,700,000  3,977,500
Virginia Beach Dev. Auth. Hosp. Facs. Rev.
(Virginia Beach Gen. Hosp. Proj.)
5.125% 2/15/18 (AMBAC Insured)  Aaa  300,000  285,000
  4,262,500
WASHINGTON - 5.3%
Douglas County Pub. Util. Dist. #1 Wells Hydroelec.
Rev. Rfdg. (Pacific Pwr. & Lt. Co.)
8.75% 9/1/18  A  1,395,000  1,754,213
Port Seattle Rev. Series B, 5.60% 9/1/10
(FGIC Insured) (c)  Aaa  2,000,000  2,017,500
Washington Gen. Oblig. Series 1996-A,
6.75% 7/1/02  Aa  3,560,000  3,942,700
Washington Motor Vehicle Fuel Tax Gen. Oblig.
Series B, 6.50% 9/1/03  Aa  4,635,000  5,139,056
Washington Pub. Pwr. Supply Sys. Rev.:
Nuclear Proj. #1 Series A, 7% 7/1/08  Aa1  500,000  569,375
 Nuclear Proj. #2:
 Rfdg. Series C, 0% 7/1/05 (MBIA Insured)  Aaa  11,000,000  7,177,500
  5.40% 7/1/12  Aa1  10,000,000  9,512,500
  30,112,844
TOTAL MUNICIPAL BONDS
(Cost $534,396,346)   547,888,590
MUNICIPAL NOTES (E) - 1.5%
FLORIDA - 0.6%
Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev. Rfdg.
(Brandon-Oxford) Series 90C, 3.50%, VRDN  -  2,200,000  2,200,000
Putnam County Dev. Auth. Poll. Cont. Rev.
(Seminole Elec. Co. Proj.)
3.89%, tender 3/15/97  -  1,395,000  1,395,084
  3,595,084
MUNICIPAL NOTES (E) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
ILLINOIS - 0.6%
Chicago Gen. Oblig. Series 1997, 3.65%, tender
2/5/98, LOC Morgan Guaranty Trust Co.,  - $ 2,000,000 $ 1,999,220
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series 93, 3.55%, VRDN  -  1,200,000  1,200,000
  3,199,220
WEST VIRGINIA - 0.3%
Grant County Poll. Cont. Rev. Series 1994
(Virginia Elec. & Pwr. Co. Proj.)
3.80%, tender 3/10/97  VMIG 1  1,800,000  1,800,198
TOTAL MUNICIPAL NOTES
(Cost $8,595,000)   8,594,502
CASH EQUIVALENTS - 2.8%
 SHARES
Municipal Central Cash Fund (f)(g)
(Cost $16,148,984)    16,148,984  16,148,984
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $559,140,330)  $ 572,632,076
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
3. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
6. At period end, the seven-day annualized yield of the Municipal Central Cash Fund was 3.43%.
7. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 75.3% AAA, AA, A 75.8%
Baa 15.7% BBB  13.9%
Ba 0.0% BB  0.5%
B 0.0% B  0.4%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 2.1%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  37.8%
Electric Revenue  18.2
Transportation  6.8
Education  6.1
Industrial Development  5.8
Special Tax  5.1
Others (individually less than 5%)   20.2
TOTAL  100.0%
INCOME TAX INFORMATION
At February 28, 1997, the aggregate cost of investment securities for income tax purposes was $559,140,330. Net unrealized appreciation aggregated $13,491,746, of which $15,404,147 related to appreciated investment securities and $1,912,401 related to depreciated investment securities.
At August 31, 1996, the fund had a capital loss carryforward of approximately $19,439,000 of which $2,188,000 and $17,251,000 will expire on August 31, 2003 and 2004, respectively.
On December 30, 1996, the fund acquired substantially all of the assets of Spartan Bond Strategist Fund. At the time of the merger, Spartan Bond Strategist Fund had a capital loss carryforward of approximately $1,656,000 available to offset future gains of the fund to the extent provided by regulations (see Note 6 of Notes to Financial Statements).
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 FEBRUARY 28, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $559,140,330) -                   $ 572,632,076
See accompanying schedule

Receivable for investments sold                                             2,827,115

Interest receivable                                                         6,894,090

 TOTAL ASSETS                                                               582,353,281

LIABILITIES

Payable for investments purchased

 Delayed delivery                                           $ 17,978,721

Payable for fund shares redeemed                             1,199,527

Distributions payable                                        527,569

Accrued management fee                                       237,936

Other payables and accrued expenses                          7,619

 TOTAL LIABILITIES                                                          19,951,372

NET ASSETS                                                                 $ 562,401,909

Net Assets consist of:

Paid in capital                                                            $ 567,650,191

Accumulated undistributed net realized gain (loss) on                       (18,740,028)
investments

Net unrealized appreciation (depreciation) on                               13,491,746
investments

NET ASSETS, for 53,755,566 shares outstanding                              $ 562,401,909

NET ASSET VALUE, offering price and redemption price per                    $10.46
share ($562,401,909 (divided by) 53,755,566 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

INTEREST INCOME                                                          $ 15,464,217

EXPENSES

Management fee                                             $ 1,513,292

Non-interested trustees' compensation                       10,870

 Total expenses before reductions                           1,524,162

 Expense reductions                                         (2,093)       1,522,069

NET INTEREST INCOME                                                       13,942,148

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      840,537

 Futures contracts                                          102,579       943,116

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      12,449,333

 Futures contracts                                          46,653        12,495,986

NET GAIN (LOSS)                                                           13,439,102

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 27,381,250
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS          YEAR ENDED
                                                          ENDED               AUGUST 31,
                                                          FEBRUARY 28, 1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 13,942,148        $ 29,256,057
Net interest income

 Net realized gain (loss)                                  943,116             4,372,663

 Change in net unrealized appreciation (depreciation)      12,495,986          (2,311,203)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           27,381,250          31,317,517
FROM OPERATIONS

Distributions to shareholders from net interest income     (13,942,148)        (29,368,194)

Share transactions                                         53,482,671          56,085,174
Net proceeds from sales of shares

 Net asset value of shares issued in exchange for the      7,554,331           -
 net assets of Spartan Bond Strategist Fund (Note 6)

 Reinvestment of distributions                             10,229,609          21,458,201

 Cost of shares redeemed                                   (63,303,049)        (112,605,741)

 Redemption fees                                           16,087              40,083

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           7,979,649           (35,022,283)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  21,418,751          (33,072,960)

NET ASSETS

 Beginning of period                                       540,983,158         574,056,118

 End of period                                            $ 562,401,909       $ 540,983,158

OTHER INFORMATION
Shares

 Sold                                                      5,186,676           5,425,396

 Issued in exchange for the shares of Spartan Bond         721,522             -
 Strategist Fund (Note 6)

 Issued in reinvestment of distributions                   982,085             2,078,975

 Redeemed                                                  (6,090,619)         (10,923,817)

 Net increase (decrease)                                   799,664             (3,419,446)


FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEARS ENDED AUGUST 31,
      ENDED FEBRUARY
      28, 1997

      (UNAUDITED)       1996                     1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 10.220    $ 10.180    $ 10.070    $ 11.370    $ 10.710    $ 10.360
beginning of period

Income from Investment          .259        .537        .587        .611        .663        .704
Operations
Net interest income

 Net realized and               .240        .039        .189        (.752)      .727        .387
 unrealized gain
(loss)

 Total from investment          .499        .576        .776        (.141)      1.390       1.091
 operations

Less Distributions              (.259)      (.537) E    (.587)      (.611)      (.663)      (.704)
From net interest
 income

 From net                       -           -           (.080)      (.550)      (.070)      (.040)
 realized gain

 Total distributions            (.259)      (.537)      (.667)      (1.161)     (.733)      (.744)

Redemption fees added           .000        .001        .001        .002        .003        .003
to paid in capital

Net asset value, end           $ 10.460    $ 10.220    $ 10.180    $ 10.070    $ 11.370    $ 10.710
of period

TOTAL RETURN B, C               4.92%       5.74%       8.20%       (1.42)%     13.55%      10.93%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 562,402   $ 540,983   $ 574,056   $ 680,176   $ 912,710   $ 870,664
period (000 omitted)

Ratio of expenses to            .55% A      .54%        .55%        .55%        .47%        .36%
average net assets                         F                                   F           F

Ratio of net interest           5.03% A     5.18%       5.99%       5.76%       6.09%       6.68%
income to average
net assets

Portfolio turnover rate         41% A       49%         69%         48%         50%         62%
                               , G


ANNUALIZED
THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
EFFECTIVE SEPTEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1997 (Unaudited)




6. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Municipal Income Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences that will reverse
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open- end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income exempt from federal income tax by investing in high-quality, short-term municipal securities of various states and municipalities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income.
Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS - CONTINUED
interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
8. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $114,157,033 and $111,864,236, respectively.
The market value of futures contracts opened and closed during the period amounted to $19,514,196 and $20,636,557, respectively.
9. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses.
FMR receives a fee that is computed daily at an annual rate of .55% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $1,365 for the period. Effective April 1, 1997, these transaction fees were eliminated.
10. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $2,093 under these arrangements.
11. MERGER INFORMATION.
On December 30, 1996, the fund acquired substantially all of the assets and assumed substantially all of the liabilities of Spartan Bond Strategist Fund. The acquisition, which was approved by the shareholders of Spartan Bond Strategist Fund on December 18, 1996, was accomplished by an exchange of 721,522 shares of the fund for the 783,769 shares then outstanding (each valued at $9.64) of Spartan Bond Strategist Fund with no gain or loss recognized to either fund. Spartan Bond Strategist Fund's net assets, including $225,823 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $567,836,195.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
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(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
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2
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3
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4
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5
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for significant savings on Web access from internetMCI.
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* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND
RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
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TO WRITE FIDELITY


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closest to you. We'll give your correspondence immediate attention and send
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TO YOUR ACCOUNT
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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
David Murphy, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
 and
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Boston, MA
CUSTODIAN
UMB Bank, n.a.
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SPARTAN(registered trademark)


(registered trademark)
ARIZONA
MUNICIPAL
FUNDS


SEMIANNUAL REPORT
FEBRUARY 28, 1997
CHECK PAGE NUMBERS !!!

CONTENTS



PRESIDENT'S MESSAGE                           3     Ned Johnson on investing
                                                    strategies.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

 PERFORMANCE                                  4     How the fund has done over time.

 FUND TALK                                    7     The manager's review of fund
                                                    performance, strategy and outlook.

 INVESTMENT CHANGES                           10    A summary of major shifts in the
                                                    fund's investments over the past six
                                                    months
                                                    and one year.

 INVESTMENTS                                  11    A complete list of the fund's
                                                    investments with their market value.

 FINANCIAL STATEMENTS                         15    Statements of assets and liabilities,
                                                    operations, and changes in net
                                                    assets,
                                                    as well as financial highlights.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                  19    How the fund has done over time.

 FUND TALK                                    21    The manager's review of fund
                                                    performance, strategy and outlook.

 INVESTMENT CHANGES                           23    A summary of major shifts in the
                                                    fund's investments over the past six
                                                    months
                                                    and one year.

 INVESTMENTS                                  24    A complete list of the fund's
                                                    investments with their market value.

 FINANCIAL STATEMENTS                         27    Statements of assets and liabilities,
                                                    operations, and changes in net
                                                    assets,
                                                    as well as financial highlights.

NOTES                                         31    Notes to the financial statements.


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through February, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the more likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
SPARTAN ARIZONA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past one year and life of fund total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997        PAST 6   PAST 1   LIFE OF
                                       MONTHS   YEAR     FUND

Spartan Arizona Municipal Income       4.71%    4.42%    22.53%

Lehman Brothers Arizona Enhanced       5.01%    4.88%    n/a
 Municipal Bond Index

Arizona Municipal Debt Funds Average   4.78%    4.80%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on October 11, 1994. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Arizona Enhanced Municipal Bond Index - a total return performance benchmark for Arizona investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Arizona municipal debt funds average, which reflects the performance of 32 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks will include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997              PAST 1   LIFE OF
                                             YEAR     FUND

Spartan Arizona Municipal Income             4.42%    8.88%

Lehman Brothers Arizona Enhanced             4.88%    n/a
 Municipal Bond Index

Arizona Municipal Debt Funds Average         4.80%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             Spartan AZ Muni Inc         LB Municipal Bond
             00434                       LB015
  1994/10/31      10000.00                    10000.00
  1994/11/30       9820.11                     9819.20
  1994/12/31      10064.35                    10035.32
  1995/01/31      10414.23                    10322.13
  1995/02/28      10773.06                    10622.30
  1995/03/31      10866.46                    10744.35
  1995/04/30      10885.64                    10757.03
  1995/05/31      11219.72                    11100.28
  1995/06/30      11111.21                    11003.71
  1995/07/31      11215.14                    11108.03
  1995/08/31      11372.18                    11248.88
  1995/09/30      11463.33                    11320.08
  1995/10/31      11631.80                    11484.67
  1995/11/30      11820.94                    11675.21
  1995/12/31      11925.02                    11787.40
  1996/01/31      12041.15                    11876.40
  1996/02/29      11942.15                    11796.23
  1996/03/31      11779.23                    11645.48
  1996/04/30      11735.76                    11612.52
  1996/05/31      11716.16                    11607.88
  1996/06/30      11827.94                    11734.29
  1996/07/31      11918.94                    11841.07
  1996/08/31      11918.94                    11838.23
  1996/09/30      12056.07                    12003.96
  1996/10/31      12194.14                    12139.73
  1996/11/30      12400.73                    12361.88
  1996/12/31      12343.01                    12309.96
  1997/01/31      12367.61                    12333.23
  1997/02/28      12469.45                    12446.45




$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. As the chart shows, by February 28, 1997, the value of the investment would have grown to $12,469 - a 24.69% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $12,446 - a 24.46% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of interest
rates. In turn, the share price,
return, and yield of a fund that
invests in bonds will vary. That
means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS   YEAR      OCTOBER 11, 1994
      ENDED        ENDED     (COMMENCEMENT
      FEBRUARY     AUGUST    OF OPERATIONS) TO
      28,          31,       AUGUST 31,

      1997         1996      1995

Dividend return               2.31%   4.92%    5.34%

Capital appreciation return   2.40%   -0.21%    6.39%

Total return                  4.71%   4.71%    11.73%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. For the periods through August 31, 1996, capital appreciation and total returns include the effect of a $5 account closeout fee on an average size account.
DIVIDENDS AND YIELD

PERIODS ENDED FEBRUARY 28, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.72(cents)   23.79(cents)   48.56(cents)

Annualized dividend rate                 4.55%         4.53%          4.61%

30-day annualized yield                  4.36%         -              -

30-day annualized tax-equivalent yield   7.19%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.66 over the past one month, $10.59 over the past six months and $10.54 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.33% combined effective 1997 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.
SPARTAN ARIZONA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jonathan Short, Portfolio Manager of Spartan Arizona Municipal Income Fund
Q. HOW HAS THE FUND PERFORMED, JONATHAN?
A. For the six- and 12-month periods ended February 28, 1997, the fund had total returns of 4.71% and 4.42%, respectively. For the same periods, the Arizona municipal debt funds average returned 4.78% and 4.80%, respectively, as tracked by Lipper Analytical Services. The Lehman Brothers Arizona Enhanced Municipal Bond Index returned 5.01% for the six-month period and 4.88% for the 12-month period ended February 28, 1997.
Q. WHAT'S THE INVESTING ENVIRONMENT BEEN LIKE OVER THE PAST SIX MONTHS?
A. Although bond prices generally ended the period higher, uncertainty about the direction of the economy, inflation and interest rates combined to create an interesting backdrop for fixed income securities. In reaction to various conflicting economic data, the fixed-income markets remained volatile, but municipal bonds were favored by some positive factors, including stable demand and fairly low supply. In addition, as the presidential campaign concluded, flat tax fears generally subsided, with investors appearing less worried that a flat tax would be enacted and adversely affect the tax-exempt status of municipals. Those factors helped municipals perform better than Treasuries during the past six months.
Q. WHAT WAS YOUR STRATEGY OVER THE PAST SIX MONTHS?
A. I continued to emphasize bonds with good "call protection." When interest rates fall, municipal issuers often call - or redeem - bonds before their maturity and issue new bonds at lower interest rates as a way to reduce their borrowing costs. So I generally focus on bonds with good call protection - those that have some longer period of time before they legally can be called away, as well as non-callable bonds - which can't be redeemed by their issuer before maturity. This emphasis on bonds with good call protection and those that are non-callable was a positive for performance over the past six months given that interest rates did come down a bit and investors generally paid more for these bonds.
Q. DID YOUR FOCUS ON BONDS WITH GOOD CALL PROTECTION RELATE TO YOUR EMPHASIS ON INTERMEDIATE-MATURITY BONDS - THOSE WITH MATURITIES OF BETWEEN FIVE AND 20 YEARS?
A. That's part of the reason, since intermediate bonds tend to have better call protection than longer-maturity bonds. But in addition, intermediate bonds were more attractive from a risk/return perspective than longer-maturity bonds. In my view, bonds with maturities of more than 20 years didn't offer enough additional yield to compensate for their added risk, while bonds in the five- to 20-year maturity range offered better risk-adjusted yields.
Q. IN WHICH SECTORS OF THE MUNICIPAL MARKET DID YOU FIND THE MOST INTERESTING OPPORTUNITIES DURING THE PAST SIX MONTHS?
A. In my view, student loan bonds offered some of the best opportunities to add yield to the fund, and I was able to buy them at what I believed to be attractive prices. Given the concerns about prepayment, the bonds were cheap relative to what I believed to be their value. The student loan bonds I selected carried relatively high credit ratings and yields, as well as relatively low risk of being prepaid. I also added high-yielding securities to the fund, including Sierra Vista Arizona Hospital bonds and bonds issued by Arizona Public Service Company. While both the hospital and electric sectors have operated under more competitive circumstances over the past several years, I felt these two entities were strong enough to profit in an even more competitive environment.
Q. WHAT'S YOUR OUTLOOK?
A. From a supply and demand standpoint, I'm optimistic about municipals. I don't expect to see a tremendous amount of new municipal bonds issued. What increase in supply we might see likely will be easily digested if demand remains firm. But how municipals fare over the next year will depend heavily on the direction of interest rates, and I don't think anyone can accurately pinpoint where interest rates will be a year from now. That said, we may continue to see some volatility in the bond market as long as there are conflicting signs about the economy and inflation trends.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income
FUND NUMBER: 434
TRADING SYMBOL: FSAMI
START DATE: October 11, 1994
SIZE: as of February 28,
1997, more than $23 million
MANAGER: Jonathan Short,
since 1995; manager,
Fidelity California Municipal
Income, Fidelity California
Insured, Spartan California
Municipal Income, Fidelity
Minnesota Municipal Income
and Spartan California
Intermediate Municipal
funds, since 1995; joined
Fidelity in 1990
(checkmark)
JON SHORT ON THE ARIZONA
ECONOMY:
"The Arizona economy -
while slowing from its recent
boom - continues to show
signs of strength, and I
remain very positive about its
prospects. In hindsight, it
appears that the Arizona
economy peaked in 1994, but
looking forward, it could
remain one of the strongest
growing states in the nation.
The state's job growth is
predicted to be second only to
Nevada's, and although we've
seen some leveling off
recently, population growth -
a main driver for the state's
strong economic performance
- continues to be among the
fastest in the nation. Arizona
is also better positioned
economically due to the fact
that it is more broadly
diversified among various
industries than it was five
years ago, which improves its
ability to weather a national
economic downturn, if that
were to occur."
SPARTAN ARIZONA MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF FEBRUARY 28, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENT
                     INVESTMENTS    S
                                    IN THESE SECTORS
                                    6 MONTHS AGO

General Obligation   32.7           30.1

Special Tax          16.4           18.2

Electric Revenue     12.8           11.6

Education            11.1           8.6

Transportation       8.6            5.8

AVERAGE YEARS TO MATURITY AS OF FEBRUARY 28, 1997
               6 MONTHS AGO

Years   10.0   10.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF FEBRUARY 28, 1997
              6 MONTHS AGO

Years   6.5   6.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF FEBRUARY 28, 1997 AS OF AUGUST 31, 1996
Aaa 55.3%
Aa, A 35.1%
Baa 3.2%
Ba, B 0.0%
Non-rated 1.2%
Short-term
investments 5.2%
Aaa 58.5%
Aa, A 34.0%
Baa 3.0%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 4.5%
Row: 1, Col: 1, Value: 55.3
Row: 1, Col: 2, Value: 35.1
Row: 1, Col: 3, Value: 3.2
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.2
Row: 1, Col: 6, Value: 5.2
Row: 1, Col: 1, Value: 58.5
Row: 1, Col: 2, Value: 34.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 4.5
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
SPARTAN ARIZONA MUNICIPAL INCOME FUND

INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 94.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ARIZONA - 92.5%
Agriculture Impt. & Pwr. Dist. Elec. Sys. Rev. Rfdg.
(Salt River Proj.) Series B, 6.50%, 1/1/04  Aa $ 400,000 $ 442,500
Arizona Edl. Corp. Rev. Rfdg. Series A,
6.55%, 3/1/99  A  1,000,000  1,036,250
Arizona Health Facs. Auth. Hosp. Sys. Rev.
Rfdg. (St. Lukes Health Sys) 7.25%, 11/1/14
(Pre-Refunded to 11/1/03 @ 102) (d)  Aaa  385,000  436,013
Arizona Pwr. Auth. Pwr. Resource Rev. Rfdg.
(Hoover Uprating Proj.) 5.25%, 10/1/17
(MBIA Insured)  Aaa  100,000  95,375
Arizona State Trans. Board Excise Tax Rev.:
(Maricopa County Reg'l Area-B) 6.50%,
 7/1/04 (AMBAC Insured)  Aaa  100,000  111,500
 Rfdg. 6%, 7/01/05 (AMBAC Insured)  Aaa  150,000  162,938
Arizona State Univ. Research Pk. Dev. Rev. 5%,
7/1/21 (MBIA Insured)  Aaa  100,000  92,500
Arizona State Univ. Rev. 7%, 7/1/15
(Pre-Refunded to 7/1/02 @ 101) (d)  Aaa  500,000  565,000
Arizona State Univ. Rev. Rfdg. 6%, 7/1/06  A1  1,000,000  1,087,500
Arizona Trans. Board Excise Tax Rev.
(Maricopa Reg'l. Area Road):
  Rfdg. 6%, 7/1/03 (AMBAC Insured)  Aaa  700,000  756,000
  Series A (Cap. Appreciation) 0%,
  7/1/02 (FGIC Insured)  Aaa  300,000  234,375
  Series A, 5.75%, 7/1/04 (AMBAC Insured)  Aaa  440,000  471,350
  Series A, 5.75%, 7/1/05 (AMBAC Insured)  Aaa  400,000  428,500
Arizona Trans. Board Hwy. Rev. Rfdg. Series A,
6%, 7/1/00  Aa  250,000  262,500
Arizona Univ. Rev. Rfdg. (Univ. Rev. Sys.)
6.375%, 6/1/05  A1  400,000  436,500
Central Arizona Wtr. Conservation Dist. Contract
Rev. Rfdg. (Central Arizona Proj.):
 Series A, 5.50%, 11/1/10  A1  375,000  387,188
  Series B, 6.30%, 11/1/02 (MBIA Insured)  Aaa  200,000  216,500
Chandler Gen. Oblig.:
 6.375%, 7/1/03 (MBIA Insured)  Aaa  175,000  193,156
 6.50%, 7/1/10 (MBIA Insured)  Aaa  200,000  223,500
 6.50%, 7/1/11 (MBIA Insured)  Aaa  225,000  250,313
Chandler Wtr. & Swr. Rev. Rfdg. 5.90%, 7/1/00,
(FGIC Insured)  Aaa  200,000  210,000
Cochise County Ind. Dev. Auth. Hosp. Rev. Rfdg.
(Sierra Vista Commty. Hosp. Proj.)
6.75%, 12/1/26  -  300,000  300,375
Cochise County Union School Dist.# 68
(Sierra Vista) Series B, 9%, 7/1/02
(FGIC Insured)  Aaa  200,000  242,000
Flagstaff Arizona Gen. Oblig:
6.50%, 7/1/03 (FGIC Insured)  Aaa  400,000  440,500
 4.50%, 7/1/13 (FGIC Insured)  Aaa  200,000  180,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Glendale Ind. Dev. Auth. Edl. Facs. Rev. Rfdg.
(American Graduate School Int'l.) 6.55%,
7/1/06 (Connie Lee Insured)  AAA $ 150,000 $ 169,875
Greenlee County Arizona Indl. Dev. Auth. Poll.
Cont. Rev. Rfdg. (Phelps Dodge Corp. Proj.)
5.45%, 6/1/09  A2  400,000  398,500
Maricopa County Cfts. of Prtn.
5.625%, 6/1/00  Baa  450,000  459,563
Maricopa County Rfdg. 6.25%, 7/1/00,
(FGIC Insured)  Aaa  240,000  255,300
Maricopa County School Dist. #1
(Phoenix Elementary) Rfdg. Second Series,
0%, 7/1/05 (MBIA Insured)  Aaa  500,000  334,375
Maricopa County School Dist. #3 (Temple
Elementary) Rfdg. 0%, 7/1/08 (AMBAC Insured) Aaa 500,000 278,125 Maricopa County School District #4
(Mesa Univ.) Rfdg. 5.25%, 7/1/04 (FSA Insured)  Aaa  300,000  310,500
Maricopa County School Dist. #6
(Washington Elementary) Series A,
5.375%, 7/1/13 (AMBAC Insured)  Aaa  300,000  298,125
Maricopa County School Dist. #14 Rfdg.
6.50%, 7/1/04 (FGIC Insured) (b)  Aaa  200,000  221,750
Maricopa County Unified School Dist. #69 (Paradise
Valley Proj. of 1994) Series B, 5.25%, 7/1/15,
(MBIA Insured)  Aaa  300,000  292,125
Maricopa County Unified School Dist. #80
(Chandler) 6.60%, 7/1/06 (FGIC Insured)  Aaa  400,000  453,000
Maricopa County Unified School Dist. #97
(Deer Valley) Series A, 6%, 7/1/05
(MBIA Insured)  Aaa  200,000  216,750
Mesa Gen. Oblig. Rev Rfdg. 5.70%, 7/1/03,
(FGIC Insured)  Aaa  250,000  265,000
Mohave County Ind. Dev. Auth. Ind. Dev. Rev.
(North Star Steel Co. Proj.) Series B,
5.50%, 12/1/20  AA-  250,000  244,375
Navajo County Poll. Cont. Corp. Rev. Rfdg.
(Arizona Pub. Svc. Co.) Series A,
5.875%, 8/15/28  Baa1  200,000  200,000
Peoria Gen. Oblig. (1990 & 1994 Proj.) Series A:
5%, 7/1/14 (AMBAC Insured)  Aaa  365,000  343,100
 5%, 7/1/15 (AMBAC Insured)  Aaa  390,000  363,675
Phoenix Arpt. Rev. Rfdg.:
 Series A, 5.65%, 7/1/01 (MBIA Insured)  Aaa  400,000  420,000
  Series D, 6.40%, 7/1/12 (MBIA Insured)  Aaa  810,000  868,725
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.
5.45%, 7/1/19  Aa  500,000  488,125
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Phoenix Gen. Oblig.:
7.50%, 7/1/08  Aa1 $ 100,000 $ 121,500
 5.25%, 7/1/16  Aa1  200,000  195,750
 Series A, 5%, 7/1/19  Aa1  250,000  236,250
Phoenix St. & Hwy. User Rev. Rfdg.
6.25%, 7/1/11 (MBIA Insured)  Aaa  250,000  269,062
Pima County School Dist. #10 Rfdg. 0%, 7/1/00,
(FGIC Insured)  Aaa  300,000  259,875
Pima County Unified School Dist. #1 Tucson Rfdg.
7.50%, 7/1/10 (FGIC Insured)  Aaa  250,000  305,937
Pinal County Ind. Dev. Auth. Solid Waste Disp.
Rev. (Browning Ferris Inds. Inc. Proj.)
5%, 2/1/06 (b)  A3  250,000  246,250
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys.
Rev. Rfdg:
 Series A, 5.75%, 1/1/07  Aa  300,000  319,875
  Series B, 5.25%, 1/1/19 (MBIA Insured)  Aaa  100,000  95,625
  Series C, 5%, 1/1/13  Aa  150,000  143,812
  Series C, 6.25%, 1/1/19  Aa  500,000  521,250
Scottsdale Rfdg.:
Series C, 6.375%, 7/1/01  Aa1  250,000  270,312
 5.50%, 7/1/09  Aa1  100,000  103,875
Scottsdale Street & Hwy. Sure Rev. Rfdg.
5.50%, 7/1/07  A1  800,000  837,000
Tempe Unified High School Dist. #213 Rfdg. & Impt.:
7%, 7/1/03 (FGIC Insured)  Aaa  400,000  452,000
 7%, 7/1/08 (FGIC Insured)  Aaa  310,000  362,313
Tucson Gen. Oblig. Rfdg. 6.75%, 7/1/03,
(FGIC Insured)  Aaa  200,000  224,250
Tucson Ltd. Tax Rfdg. 7.50%, 7/1/01  Aa  300,000  336,375
Tucson Street & Hwy. User Rev. Series A,
6%, 7/1/10 (MBIA Insured)  Aaa  400,000  432,500
Yuma County Hosp. Dist. #001,
6.35%, 11/15/07  A  265,000  290,506
   22,167,638
PUERTO RICO - 2.3%
Puerto Rico Commonwealth Hwy. & Trans.:
Auth. Hwy. Rev.: 5.50%, 7/1/17  Baa1  100,000  97,250
 Series Y, 6.25%, 7/1/08 (MBIA Insured)  Aaa  400,000  445,000
   542,250
TOTAL MUNICIPAL BONDS
(Cost $22,195,719)   22,709,888
MUNICIPAL NOTES (A) - 5.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ARIZONA - 5.2%
Coconino County Poll. Cont. Corp. Rev.
(Arizona Pub. Svc. Co. Navajo Proj.)
Series A, 4%, LOC Bank of America Nat'l.
Trust & Savings, VRDN (b) (Cost $1,250,000)  P-1 $ 1,250,000 $ 1,250,000
TOTAL INVESTMENTS - 100%
(Cost $23,445,719)  $ 23,959,888
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 88.7% AAA, AA, A 83.4%
Baa 3.2% BBB  2.8%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 1.2%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  32.7%
Special Tax   16.4
Electric Revenue  12.8
Education   11.1
Transportation   8.6
Escrowed/Pre-Refunded   6.1
Water and Sewer   5.4
Others (individually less than 5%)   6.9
TOTAL  100.0%
INCOME TAX INFORMATION
At February 28, 1997, the aggregate cost of investment securities for income tax purposes was $23,445,719. Net unrealized appreciation aggregated $514,169, of which $545,111 related to appreciated investment securities and $30,942 related to depreciated investment securities.
SPARTAN ARIZONA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 FEBRUARY 28, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $23,445,719) -                $ 23,959,888
See accompanying schedule

Receivable for fund shares sold                                         17,667

Interest receivable                                                     238,405

 TOTAL ASSETS                                                           24,215,960

LIABILITIES

Payable to custodian bank                                   $ 73,196

Payable for investments purchased                            443,591

Distributions payable                                        12,431

Accrued management fee                                       9,915

Other payables and accrued expenses                          40

 TOTAL LIABILITIES                                                      539,173

NET ASSETS                                                             $ 23,676,787

Net Assets consist of:

Paid in capital                                                        $ 23,180,007

Undistributed net investment income                                     2,053

Accumulated undistributed net realized gain (loss)                      (19,442)
on investments

Net unrealized appreciation (depreciation) on                           514,169
investments

NET ASSETS, for 2,224,563 shares outstanding                           $ 23,676,787

NET ASSET VALUE, offering price and redemption price per                $10.64
share ($23,676,787 (divided by) 2,224,563 shares)



STATEMENT OF OPERATIONS
 SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

INTEREST INCOME                                                       $ 543,035

EXPENSES

Management fee                                             $ 59,085

Non-interested trustees' compensation                       41

 Total expenses before reductions                           59,126

 Expense reductions                                         (3,089)    56,037

NET INTEREST INCOME                                                    486,998

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      21,228

 Futures contracts                                          5,883      27,111

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      476,588

 Futures contracts                                          3,268      479,856

NET GAIN (LOSS)                                                        506,967

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 993,965
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS        YEAR ENDED
                                                          ENDED FEBRUARY    AUGUST 31,
                                                          28, 1997          1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 486,998         $ 883,091
Net interest income

 Net realized gain (loss)                                  27,111            218,605

 Change in net unrealized appreciation (depreciation)      479,856           (415,271)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           993,965           686,425
FROM OPERATIONS

Distributions to shareholders                              (486,998)         (883,091)
From net interest income

 From net realized gain                                    (139,099)         (227,134)

 TOTAL DISTRIBUTIONS                                       (626,097)         (1,110,225)

Share transactions                                         4,088,784         11,241,244
Net proceeds from sales of shares

 Reinvestment of distributions                             526,901           947,480

 Cost of shares redeemed                                   (1,695,534)       (4,827,267)

 Redemption fees                                           563               2,933

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,920,714         7,364,390
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  3,288,582         6,940,590

NET ASSETS

 Beginning of period                                       20,388,205        13,447,615

 End of period (including undistributed net investment    $ 23,676,787      $ 20,388,205
income of $2,053 and $2,053, respectively)

OTHER INFORMATION
Shares

 Sold                                                      386,213           1,053,176

 Issued in reinvestment of distributions                   49,659            89,057

 Redeemed                                                  (160,306)         (457,132)

 Net increase (decrease)                                   275,566           685,101


FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEAR ENDED    OCTOBER 31, 1994
      ENDED FEBRUARY    AUGUST 31,    (COMMENCEMENT
      28, 1997                        OF OPERATIONS) TO
                                      AUGUST 31,

      (UNAUDITED)       1996          1995


SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 10.460     $ 10.640   $ 10.000

Income from Investment Operations                 .238         .514       .504
Net interest income

 Net realized and unrealized gain (loss)          .250         (.022)     .637

 Total from investment operations                 .488         .492       1.141

Less Distributions

 From net interest income                         (.238)       (.514)     (.504)

 From net realized gain                           (.070)       (.160)     -

 Total distributions                              (.308)       (.674)     (.504)

Redemption fees added to paid in capital          .000         .002       .003

Net asset value, end of period                   $ 10.640     $ 10.460   $ 10.640

TOTAL RETURN B                                    4.71%        4.72%      11.74%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 23,677     $ 20,388   $ 13,448

Ratio of expenses to average net assets           .55% A       .30% C     .06% A,
                                                                          C

Ratio of expenses to average net assets after     .52% A, D    .30%       .06% A
expense reductions

Ratio of net interest income to average net       4.53% A      4.82%      5.54% A
assets

Portfolio turnover rate                           17% A        32%        56% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997                 PAST 6   PAST 1   LIFE OF
                                                MONTHS   YEAR     FUND

Spartan Arizona Municipal Money Market          1.62%    3.31%    8.81%

All Tax-Free Money Market Funds Average         1.48%    2.97%    7.55%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on October 11, 1994. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of 424 all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past six months. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997                       PAST 1   LIFE OF
                                                      YEAR     FUND

Spartan Arizona Municipal Money Market                3.31%    3.60%

All Tax-Free Money Market Funds Average               2.97%    3.17%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS

                                                  3/3/97   12/2/96   9/2/96   6/3/96   2/26/96



Spartan Arizona Municipal                         3.15%    3.31%     3.27%    3.42%    3.28%
Money Market



If Fidelity had not reimburse                     3.00%    3.16%     3.12%    3.27%    2.98%
d
certain fund expenses



All Tax-Free Money                                2.87%    3.05%     2.96%    3.04%    2.87%
Market Funds Average



Spartan Arizona Municipal                         5.19%    5.46%     5.39%    5.64%    5.41%
Money Market - Tax-equivale
nt



If Fidelity had not reimburse                     4.94%    5.21%     5.14%    5.39%    4.91%
d
certain fund expenses



Row: 1, Col: 1, Value: 3.15
Row: 1, Col: 2, Value: 2.87
Row: 2, Col: 1, Value: 3.31
Row: 2, Col: 2, Value: 3.05
Row: 3, Col: 1, Value: 3.27
Row: 3, Col: 2, Value: 2.96
Row: 4, Col: 1, Value: 3.42
Row: 4, Col: 2, Value: 3.04
Row: 5, Col: 1, Value: 3.28
Row: 5, Col: 2, Value: 2.87
Spartan Arizona
Municipal Money
Market
All Tax-Free
Money Market
Funds Average
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals. You can compare these yields to the all tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 39.33%. Figures for the all tax-free money market funds average are from IBC Financial Data, Inc. A portion of the fund's income may be subject to the alternative minimum tax. A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Deborah Watson, Portfolio Manager of Spartan Arizona Municipal Money Market Fund
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS, DEB?
A. We have seen some changes in market sentiment. Starting in the early fall, key economic indicators such as employment began to show a slower pace of growth. This slowdown, coupled with a lack of inflationary pressures in price indices, kept the Federal Reserve Board on the sidelines, while the market had been anticipating the Fed to increase the fed funds rate - the rate banks charge each other for overnight loans. Consequently, interest rates in the market fell, while the fed funds rate was kept steady at 5.25%. However, the January and February employment numbers showed additional job growth. Market speculation centered on how long the Fed would keep interest rates stable. The market eagerly awaited Fed Chairman Alan Greenspan's testimony before Congress in late February, trying to get an indication of where the Fed would go from there.
Q. WHAT WAS THE OUTCOME OF HIS TESTIMONY?
A. Greenspan gave a clear indication that signs of a tight labor market and emerging growth in the economy would probably lead the Fed to raise short-term rates at some point. The Fed would do so in an attempt to head off inflation, even though prices haven't gone up at the same pace as growth in the labor market thus far. However, when the Fed changes rates there typically is a lag of 12 to 18 months before we see an economic effect. As a result of Greenspan's comments, market sentiment became more bearish, and the market started to price in the expectation of future interest rate increases.
Q. WHAT WAS YOUR STRATEGY OVER THE SIX MONTHS?
A. In late summer 1996, the available supply of Arizona securities increased. At that time, the market had priced in expectations of higher interest rates going forward, making the new securities attractive. I extended the average maturity of the fund to 55 days. While the fund's maturity varied somewhat through the fall, I kept it close to 50 days until January. From that point through the end of the period, there was a lack of supply and, again, growing concerns about Fed rate increases that I felt were valid. As a result, I've pursued a more cautious and defensive approach, keeping the fund's maturity shorter and investing a higher percentage of the fund in variable rate demand notes as I awaited further signals from the economy and the Fed.
Q. HOW HAS THE FUND PERFORMED?
A. The fund's seven-day yield on February 28, 1997, was 3.15%, compared to 3.26% six months earlier. The latest yield was the equivalent of a taxable yield of 5.19% for Arizona investors in the 39.33% combined state and federal income tax bracket. The fund's six-month total return was 1.62%, compared to a return of 1.48% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK AS 1997 UNFOLDS?
A. I do think we're in for higher rates. At this point in time, I believe there is a strong chance we could see the Fed increase rates within the first or early second quarter of 1997. I do not feel the Fed will pursue a protracted strategy of interest rate increases; instead, I think there will be modest rate increases intended to fine-tune the economy and head off inflation before it becomes a real problem.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for Arizona residents
while maintaining a stable
$1.00 share price
FUND NUMBER: 433
TRADING SYMBOL: FSAXX
START DATE: October 11, 1994
SIZE: as of February 28,
1997, more than $84 million
MANAGER: Deborah Watson,
since August 1996; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1982
(checkmark)
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            2/28/97            8/31/96            2/29/96

0 - 30      71                 69                 62

31 - 90     14                 20                 10

91 - 180    7                  4                  21

181 - 397   8                  7                  7

WEIGHTED AVERAGE MATURITY
                         2/28/97   8/31/96   2/29/96

Spartan Arizona
Municipal Money Market   37 days   43 days   61 days

All Tax-Free Money
Market Funds Average *   45 days   55 days   46 days

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF FEBRUARY 28, 1997 AS OF AUGUST 31, 1996

Row: 1, Col: 1, Value: 63.0
Row: 1, Col: 2, Value: 27.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 8.0
Row: 1, Col: 1, Value: 65.0
Row: 1, Col: 2, Value: 23.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 12.0
Variable rate
demand notes
(VRDNs) 63%
Commercial
paper 27%
Tender bonds 2%
Municipal
notes 0%
Other 8%
Variable rate
demand notes
(VRDNs) 65%
Commercial
paper 23%
Tender bonds 0%
Municipal
notes 0%
Other 12%
* SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ARIZONA - 100.0%
Apache Arizona Ind. Dev. Auth. Rev. (Imperial
Components Inc.) Series 1996, 3.50%, LOC Harris Trust &
Savings Bank, Chicago, VRDN (b) $ 2,100,000 $ 2,100,000
Arizona Ed. Loan Mktg. Corp. Series 1991 A, 3.40%,
LOC Dresdner Bank, A.G., Germany, VRDN (b)  1,300,000  1,300,000
Arizona Health Facs. Auth. Rev., VRDN:
 (Samcor 1986 Loan Pool-Samaritan Health Care):
  3.35%, (FGIC Insured) (BPA Chase Manhattan Bank) 900,000 900,000 3.40%, LOC Bank One, Arizona 1,500,000 1,500,000
 (Voluntary Hosp. Federation Pooled Loan Prog.)
 Series 1985 A, 3.35%, (FGIC Insured)
 (Liquidity Facility Citibank, NA)  225,000  225,000
Arizona Trans. Excise Tax Rev. Bonds (Maricopa County Reg'l.
Area Road Fund) Series 1995A-95B, 4%, 7/1/97,
(AMBAC Insured)  1,000,000  1,000,471
Cochise County Poll. Cont. Rev. Bonds
(Arizona Elec. Pwr. Coop.) 3.50%, tender 9/2/97,
(CFC Nat'l. Rural Util. Coop) (b)  2,000,000  2,000,000
Coconino County Poll. Cont. Rev., VRDN (b):
 (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A,
 3.55%, LOC Bank of America, NT & SA  1,300,000  1,300,000
 (Tucson Elec. Pwr. Co. Proj.) Series A, 3.35%,
 LOC Canadian Imperial Bank of Commerce  4,000,000  4,000,000
Glendale Ind. Dev. Auth. Rev. (Superior Bedding Co. Proj.)
Series 1994, 3.50%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (b)  2,000,000  2,000,000
Glendale School Dist. #205 Participating VRDN,
Series 1996 F, 3.50%, (FGIC Insured)
(Liquidity Facility Norwest Bank, Minnesota) (c) 2,600,000 2,600,000 Maricopa County Ind. Dev. Auth. Multi-Family Hsg. Auth. Rev.
VRDN (b):
  (Privado Park Apt. Proj.) Series 1994 A, 3.40%,
  (FNMA Guaranteed)  2,000,000  2,000,000
  (Shadow Creek Apt. Proj.) Series 1994 C, 3.40%,
  (FNMA Guaranteed)  500,000  500,000
Maricopa County Poll. Cont. Rev.:
 (Arizona Pub. Svc.) Series 1994 E, 3.45%,
 LOC Bank of America, VRDN  400,000  400,000
 Bonds:
  (Southern California Edison. Co.):
   Series 1985 D, 3.45%, tender 4/9/97  200,000  200,000
   Series 1985 E, 3.50%, tender 4/7/97  1,100,000  1,100,000
   Series 1985 F:
    3.40%, tender 4/9/97  1,400,000  1,400,000
    3.50%, tender 4/9/97  1,300,000  1,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Maricopa County School Impt. Bonds
(Washington Elementary School Dist. #6)
Series 1996 A, 7%, 7/1/97, (AMBAC Insured) $ 2,000,000 $ 2,019,825
Mesa Ind. Dev. Auth. Participating VRDN, Series 1997 B,
3.40%, (BIG Insured) (Liquidity Facility CDC) (c) 6,500,000 6,500,000 Mesa Muni. Dev. Corp. Bonds Series 1996 A-B, 3.95%,
tender 10/8/97, LOC Westdeutsche Landesbank  5,000,000  5,000,000
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utils.) Series 1993 E (b):
  3.65%, tender 3/7/97  1,000,000  1,000,000
  3.65%, tender 3/10/97  2,500,000  2,500,000
  3.55%, tender 4/8/97  1,400,000  1,400,000
Peoria Dev. Auth. Participating VRDN, Series 1996 B,
3.50%, (Liquidity Facility Norwest Bank, Minnesota) (c)  2,750,000
2,750,000
Phoenix Ind. Dev. Auth. (Continental Circuits Corp.)
Series 1996, 3.50%, LOC Bank One Arizona, VRDN (b)  1,000,000  1,000,000
Phoenix Ind. Dev. Auth. Ind. Dev. Rev. (Hypercom Proj.)
Series 1996, 3.50%, LOC Bank One, Arizona, VRDN (b)  1,000,000  1,000,000
Phoenix Ind. Dev. Auth. Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Paradise Lakes Apt. Proj.) Series 1995, 3.50%,
 LOC GE Capital Corp  500,000  500,000
 (Bell Square Apt. Proj.) Series 1995, 3.50%,
 LOC General Electric Capital Corp  2,000,000  2,000,000
 (La Cholla Apt. Proj.) Series 1996, 3.35%,
 LOC Texas Commerce Bank  2,000,000  2,000,000
 (Lynwood Apt. Proj.) Series 1994, 3.35%, LOC FHLB  1,900,000  1,900,000
 (Paradise Shadows II Apt. Proj.) Series 1989, 3.35%,
 LOC Citibank, NA  2,900,000  2,900,000
 (Quail Ridge Apt.-B) 3.40% (FNMA Guaranteed) (b)  1,400,000  1,400,000
 (Ventana Palms Apt.) Participating VRDN, 3.40%,
 LOC Wells Fargo Bank, N.A. (b)  5,210,000  5,210,000
Pima County School Dist. #1 Participating VRDN,
Series 1996 D, 3.50%, (FGIC Insured) (Liquidity Facility
Norwest Bank NA, Minnesota) (c)  2,000,000  2,000,000
Pinal County Ind. Dev. Auth. Hosp. Rev.
(Casa Grande Medical Ctr. Proj.) Series 1995, 3.35%,
LOC Chase Manhattan Bank, VRDN  4,000,000  4,000,000
Pinal County School Impt. Bonds (Casa Grande Union
High School Dist. #82 Proj.) Series 1996 B, 6.50% 7/1/97
(AMBAC Insured)  1,125,000  1,134,564
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Salt River Proj. Agricultural Impt. and Pwr. Dist., CP:
 3.50%, 3/11/97 $ 2,000,000 $ 2,000,000
 3.35%, 3/12/97  1,000,000  1,000,000
 3.35%, 4/8/97  2,300,000  2,300,000
 3.40%, 4/10/97  2,000,000  2,000,000
Scottsdale Gen. Oblig. Bonds 7.50%, 7/1/97  840,000  850,659
Tempe Gen. Oblig. Bonds 8.20%, 7/1/97  235,000  238,202
Tucson Ind. Dev. Auth. Multi-Family Hsg. Rev.
(Lincoln Garden Proj.) 3.60%, LOC Sumitomo
Bank Ltd., VRDN  1,000,000  1,000,000
Yavapai County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Util.) Series 1993 (b):
  3.65%, tender 4/7/97  1,100,000  1,100,000
  3.60%, tender 4/9/97   1,500,000  1,500,000
Yuma Ind. Dev. Auth. Ind. Rev., VRDN (b):
 (Ardco Inc. Proj.) 3.50%, LOC Harris Trust &
 Savings Bank, Chicago  800,000  800,000
 (Buchbinder Proj.) Series 1995, 3.50%,
 LOC Harris Trust & Savings Bank, Chicago   1,100,000  1,100,000
Yuma Muni. Prop. Corp. Bonds Series 1996, 4.25%,
7/1/97 (AMBAC Insured)  1,160,000  1,161,304
TOTAL INVESTMENTS - 100%  $ 87,090,025
Total Cost for Income Tax Purposes $  87,090,025
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At August 31, 1996, the fund had a capital loss carryforward of approximately $10,700 which will expire on August 31, 2004.
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 FEBRUARY 28, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value -                                     $ 87,090,025
See accompanying schedule

Interest receivable                                                       459,222

 TOTAL ASSETS                                                             87,549,247

LIABILITIES

Payable to custodian bank                                   $ 29,394

Payable for investments purchased                            2,000,000

Share transactions in process                                1,093,184

Distributions payable                                        7,159

Accrued management fee                                       22,875

Other payables and accrued expenses                          151

 TOTAL LIABILITIES                                                        3,152,763

NET ASSETS                                                               $ 84,396,484

Net Assets consist of:

Paid in capital                                                          $ 84,407,227

Accumulated net realized gain (loss) on investments                       (10,743)

NET ASSETS, for 84,407,227 shares outstanding                            $ 84,396,484

NET ASSET VALUE, offering price and redemption price per                  $1.00
share ($84,396,484 (divided by) 84,407,227 shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

INTEREST INCOME                                                     $ 1,501,648

EXPENSES

Management fee                                          $ 208,516

Non-interested trustees' compensation                    168

 Total expenses before reductions                        208,684

 Expense reductions                                      (64,171)    144,513

NET INTEREST INCOME                                                  1,357,135

NET GAIN (LOSS)                                                      (7)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,357,128

STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS        YEAR ENDED
                                                           ENDED FEBRUARY    AUGUST 31,
                                                           28, 1997          1996
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 1,357,135       $ 2,303,349
Net interest income

 Net realized gain (loss)                                   (7)               (10,724)

 Increase (decrease) in net unrealized gain from            -                 (215)
 accretion of discount

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            1,357,128         2,292,410
FROM OPERATIONS

Distributions to shareholders from net interest income      (1,357,135)       (2,303,349)

Share transactions at net asset value of $1.00 per share    43,861,562        118,384,316
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     1,307,655         2,241,032

 Cost of shares redeemed                                    (43,513,854)      (90,439,136)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            1,655,363         30,186,212
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,655,356         30,175,273

NET ASSETS

 Beginning of period                                        82,741,128        52,565,855

 End of period                                             $ 84,396,484      $ 82,741,128


FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEAR ENDED    OCTOBER 31, 1994
      ENDED FEBRUARY    AUGUST 31,    (COMMENCEMENT
      28, 1997                        OF OPERATIONS) TO
                                      AUGUST 31,

      (UNAUDITED)       1996          1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period           $ 1.000    $ 1.000    $ 1.000

Income from Investment Operations               .016       .035       .034
Net interest income

Less Distributions

 From net interest income                       (.016)     (.035)     (.034)

Net asset value, end of period                 $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B                                  1.62%      3.52%      3.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)        $ 84,396   $ 82,741   $ 52,566

Ratio of expenses to average net assets         .35% A     .22% C     .06% A,
                                                                      C

Ratio of net interest income to average net     3.25% A    3.44%      3.91% A
assets

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Spartan Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date. Income
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, and losses deferred due to futures and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Undistributed net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $4,761,697 and $1,789,908, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,598,226 and $1,834,600, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $85 and $179 for the income and money market funds, respectively. Effective April 1, 1997, these transaction fees were eliminated.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the money market fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .35% of average net assets. For the period, the reimbursement reduced expenses by $62,607.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the income and money market fund's expenses were reduced by $3,089 and $1,564, respectively, under these arrangements. MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President - INCOME FUND
Sarah H. Zenoble, Vice President - MONEY MARKET FUND
Deborah F. Watson, Vice President - MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy * - INCOME FUND
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

GINNIE MAE
FUND
SEMIANNUAL REPORT
FEBRUARY 28, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              7    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     10   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            11   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   13   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  17   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through February, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the more likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past one year, past five years and life of fund total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997    PAST 6   PAST 1   PAST 5   LIFE OF
                                   MONTHS   YEAR     YEARS    FUND

Spartan Ginnie Mae                 5.37%    6.02%    36.98%   57.05%

Salomon Brothers GNMA Index        5.74%    6.63%    41.62%   n/a

GNMA Funds Average                 5.30%    5.37%    36.38%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on December 27, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers GNMA Index - a market-capitalization weighted index of 15- and 30- year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA). To measure how the fund's performance stacked up against its peers, you can compare it to the GNMA funds average, which reflects the performance of 51 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997    PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

Spartan Ginnie Mae                 6.02%    6.50%    7.58%

Salomon Brothers GNMA Index        6.63%    7.21%    n/a

GNMA Funds Average                 5.37%    6.40%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             Spartan Ginnie Mae Fund     Salomon Brothers GNMA Index
             00461                       SB019
  1990/12/31      10000.00                    10000.00
  1991/01/31      10104.29                    10140.82
  1991/02/28      10164.54                    10200.75
  1991/03/31      10239.66                    10279.76
  1991/04/30      10302.26                    10387.52
  1991/05/31      10368.05                    10469.48
  1991/06/30      10380.51                    10492.06
  1991/07/31      10535.21                    10669.96
  1991/08/31      10732.56                    10863.45
  1991/09/30      10902.32                    11066.08
  1991/10/31      11063.72                    11232.70
  1991/11/30      11128.99                    11305.80
  1991/12/31      11378.62                    11588.78
  1992/01/31      11291.21                    11459.25
  1992/02/29      11443.21                    11564.86
  1992/03/31      11373.35                    11524.28
  1992/04/30      11467.54                    11623.71
  1992/05/31      11671.03                    11827.95
  1992/06/30      11808.37                    11990.00
  1992/07/31      11791.74                    12080.84
  1992/08/31      11898.52                    12248.26
  1992/09/30      11982.17                    12345.81
  1992/10/31      11900.60                    12260.62
  1992/11/30      11955.78                    12327.27
  1992/12/31      12118.71                    12469.43
  1993/01/31      12269.40                    12643.30
  1993/02/28      12385.98                    12754.29
  1993/03/31      12468.37                    12837.60
  1993/04/30      12522.22                    12903.17
  1993/05/31      12592.37                    12974.93
  1993/06/30      12720.19                    13106.34
  1993/07/31      12787.91                    13159.28
  1993/08/31      12803.63                    13185.08
  1993/09/30      12802.46                    13193.95
  1993/10/31      12850.63                    13223.78
  1993/11/30      12777.48                    13204.97
  1993/12/31      12881.92                    13305.21
  1994/01/31      13025.29                    13419.96
  1994/02/28      12915.69                    13355.73
  1994/03/31      12612.69                    13017.39
  1994/04/30      12498.55                    12939.72
  1994/05/31      12515.63                    12982.45
  1994/06/30      12488.13                    12956.12
  1994/07/31      12740.52                    13195.56
  1994/08/31      12772.21                    13209.27
  1994/09/30      12606.72                    13051.52
  1994/10/31      12600.46                    13037.54
  1994/11/30      12555.14                    12991.59
  1994/12/31      12687.28                    13129.45
  1995/01/31      12956.44                    13409.48
  1995/02/28      13294.80                    13767.17
  1995/03/31      13343.77                    13823.60
  1995/04/30      13529.95                    14014.94
  1995/05/31      13956.47                    14450.57
  1995/06/30      14035.85                    14544.36
  1995/07/31      14075.42                    14583.05
  1995/08/31      14212.67                    14713.39
  1995/09/30      14349.40                    14854.48
  1995/10/31      14471.77                    14981.05
  1995/11/30      14622.51                    15157.35
  1995/12/31      14801.04                    15350.03
  1996/01/31      14909.36                    15467.20
  1996/02/29      14785.22                    15359.97
  1996/03/31      14747.77                    15325.31
  1996/04/30      14706.99                    15254.90
  1996/05/31      14649.50                    15229.64
  1996/06/30      14818.39                    15420.44
  1996/07/31      14870.63                    15482.52
  1996/08/31      14876.07                    15489.77
  1996/09/30      15110.47                    15742.93
  1996/10/31      15394.25                    16057.08
  1996/11/30      15619.54                    16283.89
  1996/12/31      15537.40                    16207.04
  1997/01/31      15639.71                    16351.35
  1997/02/28      15676.01                    16378.22
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Ginnie Mae Fund on December 31, 1990, shortly after the fund started. As the chart shows, by February 28, 1997, the value of the investment would have grown to $15,676 - a 56.76% increase on the initial investment. This assumes the fund was still owned on February 28, 1997 and therefore does not include the effect of the $5 account closeout fee on an average sized account. For comparison, look at how the Salomon Brothers GNMA Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $16,378 - a 63.78% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                       SIX MONTHS    YEARS ENDED AUGUST 31,
                            ENDED
                         FEBRUARY
                              28,

                             1997     1996     1995     1994     1993     1992

Dividend return               3.44%   6.58%    7.85%    5.24%    6.51%   8.30%

Capital appreciation return   1.93%   -1.92%    3.42%   -5.50%   1.08%    2.55%

Total return                  5.37%   4.66%    11.27%   -0.26%   7.59%   10.85%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average sized account. DIVIDENDS AND YIELD
PERIODS ENDED FEBRUARY 28, 1997    PAST 1        PAST 6         PAST 1
                                   MONTH         MONTHS         YEAR

Dividends per share                5.32(cents)   33.20(cents)   65.16(cents)

Annualized dividend rate           6.92%         6.72%          6.57%

30-day annualized yield            6.73%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.02 over the past one month, $9.97 over the past six months and $9.92 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Curt Hollingsworth became Portfolio Manager of Spartan Ginnie Mae Fund on February 3, 1997.
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six-month period that ended February 28, 1997, the fund had a total return of 5.37%, while the GNMA funds average, as tracked by Lipper Analytical Services, returned 5.30%. Additionally, the Salomon Brothers GNMA Index returned 5.74% over the same time frame. For the 12-month period that ended February 28, 1997, the fund had a total return of 6.02%, while the GNMA funds average returned 5.37% and the index returned 6.63%.
Q. WHAT IS MEANT BY TOTAL RETURN?
A. Total return is simply the "total" amount of return to the fund's shareholders, and reflects a sum of income and changes in share price. Interest income is the main source of return for a bond fund over the long term. However, over the shorter term, changes in a bond fund's share price can play a significant role. Fortunately, total return is easy to explain using a "dollars in, dollars out" example. If someone invested $100 in this fund six months ago and reinvested the dividends and capital gains, the investment would have been worth $105.37 as of February 28, 1997. That is what is meant by a total return of 5.37%.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE DURING THE PAST SIX MONTHS?
A. The period got off to a good start, characterized by slow, but steady economic growth, low inflation and stable interest rates. The Federal Reserve Board neither raised nor lowered short-term interest rates during the period and longer-term interest rates responded to the Fed's inaction by falling during much of October and November. In December, though, bond prices dropped due to inflation concerns, stronger-than-expected economic data and comments by Fed Chairman Alan Greenspan that the stock market might be overvalued. That was a sentiment he repeated again in late February, but without the same negative effect on the financial markets. As the period ended, the markets remained in a trading range absent convincing evidence about the future direction of the economy, inflation and interest rates. During the period, mortgage-backed securities performed favorably relative to other investment-grade securities, in part due to diminished refinancing activity and rising demand for these higher-yielding securities.
Q. WITHIN THIS ENVIRONMENT, WHAT INVESTING STRATEGY DID THE FUND EMPLOY?
A. Over the past year, yield spreads - which measure the difference in yields between bonds with various credit ratings - became quite tight, or small, and Ginnie Mae securities were priced extremely efficiently. By that I mean that there weren't as many opportunities to add high-yielding securities at attractive prices during the past six months as there had been previously. As a result, the fund's strategy was much the same as it was six months ago. The fund's duration - or interest rate sensitivity - remained neutral; that is, the fund wasn't structured in anticipation of interest rate moves. Instead, it was structured to match the interest rate risk profile of the Ginnie Mae market by keeping the fund's duration in line with that of the Salomon Brothers GNMA Index.
Q. WHICH GNMA SECURITIES WERE ATTRACTIVE?
A. Throughout the most recent six-month period, the fund continued to have an overweighting relative to its index in 15-year Ginnie Maes selling at deep discounts. These securities have very little prepayment risk and about the same price risk as 30-year current-coupon mortgage-backed securities that have higher prepayment risk. Although there may have been some sacrifice in yield by choosing the 15-year over the 30-year mortgages, the 30-year issues appeared to be overvalued. When the interest rate environment changes, 15-year discounts should be poised for better price performance than 30-year mortgages.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. I can't think of any individual holdings that were particularly disappointing or detracted from the fund's performance. However, increasingly tight yield spreads made it difficult to find attractive additions for the fund.
Q. WHAT WILL YOUR STRATEGY BE OVER THE NEXT SIX MONTHS OR SO GIVEN THAT YIELD SPREADS ARE SO TIGHT?
A. I will manage the fund using the same investment discipline that the previous manager used. This discipline is known as Target Active Management. Target Active Management de-emphasizes trying to predict where interest rates will be in the future and, instead, focuses on adding value through security selection.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high current
income by investing mainly
in mortgage securities issued
by the Government National
Mortgage Association
(Ginnie Mae)
TRADING SYMBOL: SGNMX
FUND NUMBER: 461
START DATE: December 27,
1990
SIZE: as of February
28, 1997, more than $455
million
MANAGER: Curt
Hollingsworth, since
February 1997; manager,
Fidelity Ginnie Mae Fund,
since February 1997;
Spartan Short-Intermediate
Government Fund, since 1992;
Fidelity Short-Intermediate
Government Fund, since
1991; Spartan Limited
Maturity Fund, since 1988;
joined Fidelity in 1983
(checkmark)
CURT HOLLINGSWORTH ON HIS
INVESTMENT STRATEGY:
"It is impossible to predict the
direction of interest rates
with any great consistency
over a long period of time.
That's why I don't try to `time
the market' by structuring the
portfolio based on someone's
view about the future direction
of interest rates. Rather, I
think the best way to perform
well is to focus on those
securities that I find to be
cheap relative to other
mortgages, and to sell those
that I think have exceeded
their fair value when the
market rewards me for doing
so. In addition, I will look for
opportunities that may pop up
due to price inefficiencies
within the mortgage sector.
For example, there are times
when Fannie Mae securities
have become very cheap
relative to Ginnie Maes, and
vice versa. A part of my focus
will be to exploit these
anomalies for the benefit of
the fund."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF FEBRUARY 28, 1997
               % OF FUND'S    % OF FUND'S INVESTMENTS
               INVESTMENTS
                              6 MONTHS AGO

 6 -  6.99%     13.3           26.8

 7 -  7.99%     37.5           25.9

 8 -  8.99%     28.4           24.6

 9 -  9.99%     11.1           9.6

10 - 10.99%     3.1            3.5

11% and over    2.0            2.1

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING REPURCHASE AGREEMENTS.
AVERAGE YEARS TO MATURITY AS OF FEBRUARY 28, 1997
               6 MONTHS AGO

Years    6.7    6.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF FEBRUARY 28, 1997
               6 MONTHS AGO

Years    4.1    4.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE. EFFECTIVE JUNE 1996, THE MODEL USED TO CALCULATE DURATIONS MAY HAVE BEEN SLIGHTLY MODIFIED IN ORDER TO FURTHER REFINE THIS INFORMATION. THESE CHANGES IN METHODOLOGY MAY PRODUCE ADJUSTMENTS IN HISTORICAL DURATION FIGURES.
ASSET ALLOCATION
AS OF FEBRUARY 28, 1997 AS OF AUGUST 31, 1996
Row: 1, Col: 1, Value: 4.6
Row: 1, Col: 2, Value: 95.40000000000001
Mortgage-backed
securities ** 92.5%
Short-term
investments 7.5%
GNMA SECURITIES - 78.9%
Mortgage-backed
securities * 95.4%
Short-term
investments 4.6%
GNMA SECURITIES - 84.4%
Row: 1, Col: 1, Value: 7.5
Row: 1, Col: 2, Value: 92.5
*
**
INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 95.4%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORP. - 5.5%
6 1/2%, 7/1/22 to 9/1/24   $ 8,820,876 $ 8,448,710
8 1/2%, 10/1/18 to 2/1/19    23,059  24,183
9%, 7/1/08 to 7/1/21    4,324,271  4,565,025
9 3/4%, 12/1/08 to 4/1/13    357,629  384,441
10%, 1/1/09 to 11/1/20    5,218,609  5,695,583
10 1/4%, 8/1/10 to 11/1/16    880,279  958,256
10 1/2%, 1/1/16 to 12/1/20    3,244,975  3,584,755
11 1/4%, 9/1/13     116,107  129,580
12%, 5/1/10 to 2/1/17    513,739  587,577
12 1/2%, 11/1/12 to 5/1/15    964,887  1,118,025
13%, 11/1/12 to 11/1/14    266,573  313,346
13 1/2%, 1/1/13 to 12/1/14    116,283  138,620
    25,948,101
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.5%
6 1/2%, 1/1/24 to 2/1/26     24,854,475  23,682,102
12 1/4%, 6/1/15     8,132  9,200
12 1/2%, 11/1/13 to 5/1/21    1,128,462  1,314,423
13 1/4%, 9/1/11     430,585  510,760
    25,516,485
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 84.4%
6%, 9/15/08 to 4/15/11     25,949,077  25,077,325
6 1/2%, 11/15/23 to 4/15/26    5,034,421  4,808,184
7%, 12/15/07 to 2/15/27    86,453,085  84,618,007
7 1/2%, 6/15/22 to 3/15/27    90,437,468  90,530,996
8%, 1/15/02 to 1/15/27    93,019,118  95,347,957
8 1/2%, 2/15/16 to 5/15/26    35,551,854  37,455,767
9%, 12/15/04 to 8/15/26     11,186,268  11,857,358
9%, 3/15/27 (a)    14,500,000  15,306,635
9 1/2%, 3/15/01 to 1/15/23    18,194,075  19,718,986
10 1/2%, 9/15/00 to 10/15/18    3,743,794  4,180,741
11%, 3/15/10 to 2/15/25    879,657  997,002
11 1/2%, 10/15/10 to 12/15/15    2,681,538  3,075,356
12%, 12/15/12 to 1/15/15    462,611  538,714
12 1/2%, 9/15/14     49,585  58,635
13%, 9/15/13 to 1/15/15     473,397  564,375
    394,136,038
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $437,338,186)   445,600,624
CASH EQUIVALENTS - 4.6%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.37%, dated
2/28/97 due 3/3/97  $ 21,411,577 $ 21,402,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $458,740,186)  $ 467,002,624
LEGEND
6. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At February 28, 1997, the aggregate cost of investment securities for income tax purposes was $464,926,676. Net unrealized appreciation aggregated $2,075,948, of which $5,250,889 related to appreciated investment securities and $3,174,941 related to depreciated investment securities.
At August 31, 1996, the fund had a capital loss carryforward of approximately $16,611,000 of which $15,877,000 and $734,000 will expire on August 31, 2003 and 2004, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 FEBRUARY 28, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                  $ 467,002,624
agreements of $21,402,000) (cost $458,740,186) -
See accompanying schedule

Cash                                                                       5,862,100

Receivable for investments sold                                            1,240,394

Interest receivable                                                        2,817,235

 TOTAL ASSETS                                                              476,922,353

LIABILITIES

Payable for investments purchased                           $ 4,943,660
Regular delivery

 Delayed delivery                                            15,394,469

Distributions payable                                        502,949

Accrued management fee                                       223,956

Other payables and accrued expenses                          5,538

 TOTAL LIABILITIES                                                         21,070,572

NET ASSETS                                                                $ 455,851,781

Net Assets consist of:

Paid in capital                                                           $ 472,267,681

Distributions in excess of net investment income                           (1,371,033)

Accumulated undistributed net realized gain (loss)                         (23,307,305)
on investments

Net unrealized appreciation (depreciation) on                              8,262,438
investments

NET ASSETS, for 45,701,532 shares outstanding                             $ 455,851,781

NET ASSET VALUE, offering price and redemption price per                   $9.97
share ($455,851,781 (divided by) 45,701,532 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

INVESTMENT INCOME                                                        $ 16,476,202
Interest

EXPENSES

Management fee                                             $ 1,425,778

Non-interested trustees' compensation                       1,645

 Total expenses before reductions                           1,427,423

 Expense reductions                                         (1,163)       1,426,260

NET INVESTMENT INCOME                                                     15,049,942

REALIZED AND UNREALIZED GAIN (LOSS)                                       1,173,976
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   7,242,616
investment securities

NET GAIN (LOSS)                                                           8,416,592

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 23,466,534
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS      YEAR ENDED
                                                            ENDED           AUGUST 31,
                                                            FEBRUARY 28,    1996
                                                            1997
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 15,049,942    $ 29,542,013
Net investment income

 Net realized gain (loss)                                    1,173,976       2,511,311

 Change in net unrealized appreciation (depreciation)        7,242,616       (12,599,928)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             23,466,534      19,453,396
FROM OPERATIONS

Distributions to shareholders from net investment income     (14,750,989)    (28,367,652)

Share transactions                                           61,331,741      118,277,319
Net proceeds from sales of shares

 Reinvestment of distributions                               11,347,341      21,612,101

 Cost of shares redeemed                                     (60,092,597)    (116,062,214)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             12,586,485      23,827,206
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    21,302,030      14,912,950

NET ASSETS

 Beginning of period                                         434,549,751     419,636,801

 End of period (including distributions in excess           $ 455,851,781   $ 434,549,751
of net investment income of $1,371,033 and
$1,669,986, respectively)

OTHER INFORMATION
Shares

 Sold                                                        6,147,572       11,835,639

 Issued in reinvestment of distributions                     1,135,626       2,168,538

 Redeemed                                                    (6,025,643)     (11,645,992)

 Net increase (decrease)                                     1,257,555       2,358,185



FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED AUGUST 31,
      FEBRUARY 28, 1997

      (UNAUDITED)         1996                     1995   1994    1993   1992
                                                          E


SELECTED PER-SHARE DATA

Net asset value,               $ 9.780     $ 9.970     $ 9.640     $ 10.270    $ 10.400    $ 10.160
beginning of period

Income from                     .339 D      .639        .690        .332        .800        .832
Investment
Operations
Net investment
 income

 Net realized and               .183        (.181)      .347        (.359)      (.050)      .236
 unrealized gain
(loss)

 Total from investment          .522        .458        1.037       (.027)      .750        1.068
 operations

Less Distributions

 From net investment            (.332)      (.648)      (.707)      (.533)      (.640)      (.808)
 income

 From net realized gain         -           -           -           -           (.240)      (.020)

 In excess of net               -           -           -           (.070)      -           -
 realized gain

 Total distributions            (.332)      (.648)      (.707)      (.603)      (.880)      (.828)

Net asset value, end           $ 9.970     $ 9.780     $ 9.970     $ 9.640     $ 10.270    $ 10.400
of period

TOTAL RETURN B, C               5.38%       4.67%       11.28%      (.25)%      7.61%       10.86%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 455,852   $ 434,550   $ 419,637   $ 401,018   $ 683,904   $ 837,588
period (000 omitted)

Ratio of expenses to            .65% A      .63%        .65%        .65%        .41%        .17%
average net assets                         F                                   F           F

Ratio of expenses to            .65% A      .62%        .65%        .65%        .41%        .17%
average net assets                         G
after expense
reductions

Ratio of net investment         6.85% A     6.77%       7.30%       7.36%       7.63%       8.09%
income to average
net assets

Portfolio turnover rate         88% A       115%        229%        285%        241%        168%


D ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E EFFECTIVE SEPTEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1997 (Unaudited)


7. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Ginnie Mae Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
8. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest foregone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
9. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $207,251,989 and $194,713,683, respectively.
10. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
transaction fees from the fund's shareholders which amounted to $2,288 for the period.
11. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $1,163 under these arrangements.
Effective March 1, 1997, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .38% of the fund's average net assets.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning Jr., Vice President
Curt Hollingsworth, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE
(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

AGGRESSIVE MUNICIPAL
FUND
SEMIANNUAL REPORT
FEBRUARY 28, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              7    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     10   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            11   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   20   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  24   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through February, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the more likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997           PAST 6   PAST 1   LIFE OF
                                          MONTHS   YEAR     FUND

Spartan Aggressive Municipal              5.20%    5.26%    27.34%

Lehman Brothers Municipal Bond Index      5.14%    5.51%    n/a

High Yield Municipal Debt Funds Average   4.98%    5.27%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on April 29, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the high yield municipal debt funds average which reflects the performance of 46 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997           PAST 1   LIFE OF
                                          YEAR     FUND

Spartan Aggressive Municipal              5.26%    6.49%

Lehman Brothers Municipal Bond Index      5.51%    n/a

High Yield Municipal Debt Funds Average   5.27%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             Spartan Aggres Muni         LB Municipal Bond
             00442                       LB015
  1993/04/30      10000.00                    10000.00
  1993/05/31      10111.64                    10056.20
  1993/06/30      10292.54                    10224.04
  1993/07/31      10315.66                    10237.43
  1993/08/31      10551.38                    10450.57
  1993/09/30      10724.42                    10569.61
  1993/10/31      10748.11                    10590.01
  1993/11/30      10656.39                    10496.71
  1993/12/31      10896.03                    10718.29
  1994/01/31      11021.66                    10840.70
  1994/02/28      10776.70                    10559.92
  1994/03/31      10253.20                    10129.92
  1994/04/30      10327.49                    10215.82
  1994/05/31      10413.95                    10304.40
  1994/06/30      10368.71                    10241.44
  1994/07/31      10562.24                    10429.16
  1994/08/31      10616.12                    10465.25
  1994/09/30      10464.18                    10311.62
  1994/10/31      10258.74                    10128.48
  1994/11/30       9996.55                     9945.36
  1994/12/31      10230.34                    10164.26
  1995/01/31      10543.13                    10454.75
  1995/02/28      10850.76                    10758.77
  1995/03/31      10986.30                    10882.39
  1995/04/30      11008.24                    10895.23
  1995/05/31      11360.11                    11242.90
  1995/06/30      11267.35                    11145.09
  1995/07/31      11313.54                    11250.74
  1995/08/31      11461.77                    11393.40
  1995/09/30      11562.09                    11465.52
  1995/10/31      11734.99                    11632.23
  1995/11/30      11940.58                    11825.21
  1995/12/31      12044.42                    11938.85
  1996/01/31      12125.88                    12028.99
  1996/02/29      12083.74                    11947.79
  1996/03/31      11867.24                    11795.10
  1996/04/30      11839.46                    11761.72
  1996/05/31      11824.66                    11757.02
  1996/06/30      11952.82                    11885.05
  1996/07/31      12070.24                    11993.20
  1996/08/31      12089.93                    11990.33
  1996/09/30      12230.19                    12158.19
  1996/10/31      12384.20                    12295.70
  1996/11/30      12598.83                    12520.71
  1996/12/31      12549.51                    12468.12
  1997/01/31      12593.84                    12491.69
  1997/02/28      12718.90                    12606.36
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123



$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Aggressive Municipal Fund on April 30, 1993, shortly after the fund started. As the chart shows, by February 28, 1997, the value of the investment would have grown to $12,719 - a 27.19% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $12,606 - a 26.06% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS    YEARS ENDED AUGUST 31,                 APRIL 29, 1993
      ENDED                                                (COMMENCEME
      FEBRUARY                                             NT OF
      28,                                                  OPERATIONS) TO

      1997          1996                     1995   1994   AUGUST 31,
                                                           1993

Dividend returns               2.73%   5.78%    6.54%   5.84%    2.14%

Capital appreciation returns   2.47%   -0.31%   1.42%   -5.24%   3.49%

Total returns                  5.20%   5.47%    7.96%   0.60%    5.63%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. For the periods through August 31, 1996, capital appreciation and total returns include the effect of a $5 account closeout fee on an average sized account.
DIVIDENDS AND YIELD
PERIODS ENDED FEBRUARY 28, 1997     PAST 1        PAST 6         PAST 1
                                    MONTH         MONTHS         YEAR

Dividends per share                 4.01(cents)   26.54(cents)   54.71(cents)

Annualized dividend rate            5.15%         5.33%          5.48%

30-day annualized yield             5.05%         -              -

30-day annualized tax-equivalent    7.89%         -              -
yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.16 over the past one month, $10.05 over the past six months and $9.98 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Tanya Roy, Portfolio Manager of Spartan Aggressive Municipal Fund
Q. HOW HAS THE FUND PERFORMED, TANYA?
A. For the six- and 12-month periods ending February 28, 1997, the fund had total returns of 5.20% and 5.26%, respectively. By comparison, the high-yield municipal debt funds average returned 4.98% and 5.27%, respectively, for the same time periods, according to Lipper Analytical Services. In addition, the Lehman Brothers Municipal Bond Index returned 5.14% for the same six-month period and 5.51% for the 12-month period.
Q. HIGH-YIELD MUNICIPAL BONDS PERFORMED WELL RELATIVE TO INVESTMENT-GRADE MUNICIPALS IN 1996. WHAT WERE THE REASONS FOR THEIR STRONG PERFORMANCE?
A. Fundamental credit quality has improved among many high-yield issuers due to a healthy economy and improved operating efficiencies. Also, municipal high-yield issuance was very light. Issuers in a number of different industries, including utilities, hospitals and airlines, have reduced their appetite for borrowing because they have entered a period of consolidation and cost retrenchment. A lack of supply, coupled with firm demand for high-yielding munis, resulted in their strong performance relative to higher-quality munis.
Q. WHICH SECTORS PERFORMED WELL?
A. General obligation bonds (GOs) issued by cities and states were some of the fund's best performers during the past six months. A GO is a municipal bond backed by the full faith and credit of the issuer, including the taxing power of the municipality. Their strong recent performance was a direct reflection of a healthy economy, which resulted in higher tax and general revenue collections. Additionally, many municipalities have exerted considerable restraint in managing their expenditures. That has led to improved cash reserves and general fund balances and, consequently, solid bond performance. For example, bonds issued by the District of Columbia and New York City performed well and benefited the fund's performance.
Q. HOW HAVE THE FUND'S HEALTH CARE HOLDINGS FARED?
A. Some of the fund's health care holdings were among its strongest performers. There has been quite a bit of consolidation in the hospital sector, which has benefited the bonds issued by many smaller, independent hospitals. Retirement centers and nursing home bonds also have been strong performers due to favorable occupancy trends and improving debt service coverage.
Q. YOU'VE UPGRADED THE CREDIT QUALITY OF THE PORTFOLIO OVER THE PAST YEAR. WHAT WAS THE RATIONALE FOR THAT MOVE?
A. The rationale for the upgrade was to take advantage of the strong performance of high-yield municipal bonds. Recently, non-investment-grade bonds were trading as narrow as 65 basis points - roughly two-thirds of a percentage point over insured municipal bonds. A year ago, non-investment-grade bonds offered more than one percentage point in additional yield over insured bonds. Because spreads were tight, I was able to buy higher-quality bonds without sacrificing much yield.
Q. IS THIS CREDIT UPGRADE RELATED TO A CHANGE IN THE FUND'S POLICIES?
A. No, it's simply been a function of where I see relative value in the market. However, recognizing that issuance of lower-quality municipal debt has been in decline for several years, thus reducing liquidity in the sector, the fund's Board of Trustees recently approved a change under which the fund must limit its holdings of below-investment-grade securities to less than 35%. Previously, the fund could invest in any combination of investment-grade and below-investment-grade securities. This change reflects the realities of the marketplace, while still permitting the fund to invest in lower-quality debt if bonds are issued that have the appropriate risk/return characteristics.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. The fund's holdings in a resource recovery project involved in the paper recycling business were disappointing. Paper prices have been very depressed over the past year, and this project has had difficulty meeting its original financial and operating forecasts. As a result, these bonds and others in this sector have lagged the overall municipal market.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. Should the economic and inflation trends of last year continue through 1997, I expect credit quality spreads to remain tight in general, influenced by stable issuer credit quality and a limited amount of new high-yield issuance.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high
current income exempt
from federal taxes
FUND NUMBER: 442
TRADING SYMBOL: SPAMX
START DATE: April 29, 1993
SIZE: as of February 28,
1997, more than $85 million
MANAGER: Tanya Roy, since
1995; manager Fidelity
Aggressive Municipal Fund,
Fidelity Advisor High Income
Municipal Fund, since 1995;
Fidelity Municipal Bond
Fund, March 1995-October
1995; joined Fidelity in 1989
(checkmark)
TANYA ROY ON THE GENERAL
OBLIGATION (GO) SECTOR OF THE
MUNICIPAL MARKET:
"General obligation bonds
represent the largest sector in
the municipal market, and
they are the most common
type of issuer encountered.
Approximately 35% of all new
issuance in 1996 consisted of
GOs of states, cities and
localities. This sector has
grown consistently on a
percentage basis over the
past 10 years. In 1987, GO
issuance was less than 30% of
total supply. The issuers of
general obligations range in
market presence from New
York City, the largest, with
$4.9 billion in GO debt issued
in 1996, to small
municipalities which come to
market only once every few
years. While the universe of
issuers is large and diverse
(more than 500 issuers
accessed the municipal
market last year selling GO
obligations) only a relatively
small number of names are
frequently traded in the
secondary market."

NOTE TO SHAREHOLDERS:
Effective April 15, 1997, David
L. Murphy will become the
manager of the fund. Mr.
Murphy has managed several
Fidelity and Spartan
municipal income funds since
joining Fidelity in 1989.
INVESTMENT CHANGES


TOP FIVE STATES AS OF FEBRUARY 28, 1997
               % OF FUND'S   % OF FUND'S
               INVESTMENTS   INVESTMENTS
                             IN THESE STATES
                             6 MONTHS AGO

California     12.2          9.9

New York       10.6          10.9

Pennsylvania   6.7           6.7

Texas          6.6           4.6

Michigan       5.7           6.9

TOP FIVE SECTORS AS OF FEBRUARY 28, 1997
                         % OF FUND'S   % OF FUND'S
                         INVESTMENTS   INVESTMENTS
                                       IN THESE SECTORS
                                       6 MONTHS AGO

General Obligation       24.2          18.1

Electric Revenue         22.0          21.1

Health Care              13.6          14.3

Industrial Development   13.5          23.0

Special Tax              7.0           6.7

AVERAGE YEARS TO MATURITY AS OF FEBRUARY 28, 1997
               6 MONTHS AGO

Years   14.6   15.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL THE PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF FEBRUARY 28, 1997
               6 MONTHS AGO

Years    7.1    7.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF FEBRUARY 28, 1997 AS OF AUGUST 31, 1996
11
Aaa 35.5%
Aa, A 20.9%
Baa 24.0%
Ba or B 8.1%
Non-rated 9.3%
Short-term
investments 2.2%
Aaa 28.5%
Aa, A 18.6%
Baa 21.2%
Ba or B 10.2%
Non-rated 15.7%
Short-term
investments 5.8%
Row: 1, Col: 1, Value: 2.5
Row: 1, Col: 2, Value: 9.300000000000001
Row: 1, Col: 3, Value: 8.1
Row: 1, Col: 4, Value: 24.0
Row: 1, Col: 5, Value: 20.9
Row: 1, Col: 6, Value: 35.2
Row: 1, Col: 1, Value: 5.8
Row: 1, Col: 2, Value: 15.7
Row: 1, Col: 3, Value: 10.2
Row: 1, Col: 4, Value: 21.2
Row: 1, Col: 5, Value: 18.6
Row: 1, Col: 6, Value: 28.5
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW ACCOUNTED FOR 8.7% AND 15.7% OF THE FUND'S INVESTMENTS ON FEBRUARY 28, 1997 AND AUGUST 31, 1996, RESPECTIVELY. INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 97.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
ALABAMA - 0.6%
Mobile Wtr. & Swr. Commissioners Wtr. & Swr.
Rfdg. 6.50% 1/1/09  A $ 500,000 $ 539,375
ARIZONA - 2.4%
Arizona Trans. Board Excise Tax Rev.
(Maricopa County Reg'l. Area A Proj.)
6% 7/1/03 (AMBAC Insured)  Aaa  500,000  540,000
Navajo County Ind. Dev. Auth.
(Stone Container Corp. Proj.) 7.40% 4/1/26 (d)  -  1,000,000  1,053,750
Sierra Vista Ind. Dev. Auth. Hosp. Rev. Rfdg.
(Sierra Vista Commty. Hosp. Proj.)
6.75% 12/1/26  -  500,000  500,625
  2,094,375
CALIFORNIA - 12.2%
California Gen. Oblig. 7% 3/1/06  A1  1,000,000  1,155,000
California Hsg. Fin. Agcy. Rev. Rfdg.
(Home Mortgage):
 Series B, 5.20% 8/1/26 (MBIA Insured) (d)  Aaa  200,000  200,000
  Series R, 6.15% 8/1/27 (MBIA Insured)  Aaa  500,000  504,375
California Pub. Wks. Board Lease Rev.
(Various California State Univ. Projs.)
Series B, 5.55% 6/6/10  A1  1,000,000  1,025,000
Contra Costa Trans. Auth. Series A, 6% 3/1/04
(FGIC Insured)  Aaa  500,000  542,500
East Bay Muni. Util. Dist. 6% 6/1/12
(MBIA Insured)  Aaa  1,000,000  1,033,750
La Quinta Redev. Agcy. Tax Allocation Rfdg.
(Redev. Proj. Area #1) 7.30% 9/1/12
(MBIA Insured)  Aaa  470,000  567,525
Madera Cnty. Ctfs. Prtn. (Valley Children's
Hospital) 6.25% 3/15/05 (MBIA Insured)  Aaa  1,000,000  1,095,000
Sacramento Cogeneration Auth. Cogeneration Proj.
Rev. (Proctor & Gamble Proj.) 6.50% 7/1/14  -  500,000  521,875
Sacramento Cogeneration Auth. Pwr. & Gas
(Cogeneration Proj.) 6.50% 7/1/07  -  1,000,000  1,067,500
Santa Clara County Fin. Auth. Lease Rev.
(VMC Replacement Proj.) Series A,
7.75% 11/15/08 (AMBAC Insured)  Aaa  1,000,000  1,245,000
Santa Margarita/Dana Point Auth. Rev.
(Impt. Dists. 1-2-2A & 8) Series A,
7.25% 8/1/10 (MBIA Insured)  Aaa  1,045,000  1,254,000
Upland Ctfs. of Prtn. (San Antonio Commty.
Hosp.) 5.25% 1/1/08  -  500,000  486,875
  10,698,400
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
COLORADO - 1.9%
Colorado Health Facs. Auth. Rev. (Rocky
Mountain Adventist):
 6.625% 2/1/13  Baa $ 500,000 $ 514,375
  6.625% 2/1/22  Baa  500,000  511,250
Colorado Springs Arpt. Rev. (Cap. Appreciation)
0% 1/1/06 (MBIA Insured)  Aaa  250,000  160,938
Denver City & County Arpt. Rev. Series A (d):
6.60% 11/15/97   Baa  250,000  254,215
 6.90% 11/15/98  Baa  250,000  260,625
  1,701,403
CONNECTICUT - 3.3%
Connecticut Health & Ed. Facs. Auth. Rev.:
Rfdg. (Quinnipiac College) Series D,
 6% 7/1/13  -  1,000,000  972,500
 (New Britain Mem. Hosp.) Series A,
 7.75% 7/1/22  -  800,000  860,000
Connecticut Hsg. Fin. Auth. (Hsg. Mortgage Fin.
Prog.) Subseries B-1, 6.50% 5/15/18  Aa  200,000  206,250
Eastern Connecticut Resources Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A (d):
 5.50% 1/1/14   -  500,000  474,375
  5.50% 1/1/20  -  400,000  371,000
  2,884,125
DISTRICT OF COLUMBIA - 4.7%
District of Columbia Gen. Oblig. Rfdg.:
Series A:
  5.625% 6/1/02  Ba  200,000  202,250
  5.75% 6/1/03  Ba  280,000  283,850
  6% 6/1/03  Ba  200,000  205,500
  6% 6/1/05  Ba  200,000  205,000
  6% 6/1/06  Ba  200,000  204,750
 Series A-3:
 5.10% 6/1/02  Ba  100,000  99,625
  5.60% 6/1/07  Ba  300,000  298,500
District of Columbia Redev. Land Agcy. Spl. Tax
(Washington D.C. Sports Arena):
 4.85% 11/01/97  Baa  1,000,000  1,001,020
  5.625% 11/1/10  Baa  1,350,000  1,317,938
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 6% 4/1/18 (MBIA Insured) (c)  Aaa  300,000  301,125
  4,119,558
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
FLORIDA - 2.3%
Broward County Resources Recovery Rev.
(SES Broward Co. LP South Proj.)
7.95% 12/1/08  A $ 965,000 $ 1,056,675
Dade County Rfdg. Seaport 6.50% 10/1/08
(MBIA Insured)  Aaa  850,000  961,563
  2,018,238
GEORGIA - 4.3%
Cobb County School Dist. Unltd. Tax
6% 2/1/02  Aa1  1,220,000  1,305,400
Georgia Muni. Elec. Pwr. Auth. Pwr. Rev. Rfdg.
Series Z, 5.50% 1/1/12  A  2,000,000  2,002,500
Savannah Economic Dev. Auth. Rev.
(Indl. Dev. Stone Container Corp. Proj.)
7.40% 4/1/26 (d)  -  400,000  414,500
  3,722,400
ILLINOIS - 3.6%
Chicago O'Hare Int'l. Arpt. Rev. (2nd Lien)
(Gen. Arpt. Proj.) Series A:
 6.25% 1/1/09 (AMBAC Insured) (d)  Aaa  630,000  678,038
  6.375% 1/1/15 (MBIA Insured)  Aaa  200,000  213,250
Illinois Dev. Fin. Auth. Poll. Cont. Rev. Rfdg.
(Comm. Edison Co. Proj.) Series D,
6.75% 3/1/15 (AMBAC Insured)  Aaa  1,000,000  1,092,500
Metropolitan Pier & Expo Auth. Dedicated
Tax Rev. (McCormick Place Expansion Proj.)
Series A, 0% 6/15/09 (FGIC Insured)  Aaa  1,000,000  516,250
Metropolitan Pier & Expo Auth. Rev. Rfdg.
(Cap. Appreciation) (McCormick Place Expansion
Proj.) 0% 6/15/08 (MBIA Insured)  Aaa  1,155,000  636,694
  3,136,732
INDIANA - 3.0%
Greensburg Ind. Economic Dev. (Kroger Co. Proj.)
Rev. Rfdg. 7.25% 6/1/11  Ba1  1,000,000  1,063,750
Indiana Bond Bank Rev. (State Revolving Fund
Program) Series A, 7% 2/1/05  A  500,000  568,750
Indiana Health Facs. Fing. Auth. Hosp. Rev. Rfdg.
(Clarian Health Partners Inc.) Series A,
5.50% 2/15/16  Aa3  1,000,000  961,250
  2,593,750
KENTUCKY - 1.2%
Winchester Ind. Bldg. Rev. Rfdg. (Kroger Co.)
7.75% 7/1/12  Ba1  1,000,000  1,071,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
LOUISIANA - 1.5%
Hodge Util. Rev. (Stone Container Corp. Insured)
9% 3/1/10 (d)  - $ 200,000 $ 218,500
Louisiana Gen. Oblig. Rfdg. Series A
6% 8/1/02 (FGIC Insured)  Aaa  1,000,000  1,066,250
  1,284,750
MASSACHUSETTS - 3.0%
Massachusetts Health & Edl. Facs. Auth. Rev.:
(1st Mtg.) (Fairview Extended Care)
Series A, 10.25% 1/1/21  -  1,000,000  1,130,000
 (New England Med. Ctr.) Series G,
5.375% 7/1/24 (MBIA Insured)  Aaa  100,000  95,875
Massachusetts Ind. Fin. Agcy. Rev.:
(Massachusetts Biomedical Research) Series A-1,
7.10% 8/1/99  A1  400,000  416,500
 (Evergreen Ctr., Inc.) 9.25% 11/1/11  -  435,000  471,431
Massachusetts Muni. Wholesale Elec. Pwr.
Supply Sys. Rev. Series D, 6% 7/1/06  Baa  500,000  520,000
  2,633,806
MICHIGAN - 5.7%
Detroit Convention Facs. Rev. Rfdg. (Cobo Hall
Expansion Proj.) 5.25% 9/30/12  A  1,000,000  942,500
Flint Michigan Hosp. Bldg. Auth. Rev. Series A,
6% 7/1/06  Baa1  500,000  500,625
Greater Detroit Resources Recovery Auth. Rev.
6.25% 12/13/06 (AMBAC Insured)  Aaa  1,000,000  1,103,750
Michigan Strategic Fund Ltd. Gen. Oblig. Rev.
(Great Lakes Pulp & Fiber Proj.)
10.25% 12/1/16 (d)(f)  -  1,000,000  500,000
Royal Oak Hosp. Fin. Auth. Rev. Rfdg.
(William Beaumont Hosp.) 6.25% 1/1/09  Aa  400,000  434,000
Tawas City Hosp. Fin. Auth. Hosp. Rev. (St. Joseph
Hosp. Proj.) Series A, 8.50% 3/15/12  -  400,000  412,068
Williamston Commty. School Dist. 6.25% 5/1/09
(MBIA Insured)  Aaa  1,000,000  1,091,250
  4,984,193
MINNESOTA - 1.1%
Minneapolis & St. Paul Hsg. & Redev. Auth. Healthcare
Sys. Rev. Rfdg. (Healthspan Health Sys. Corp.)
Series A, 4.75% 11/15/18 (AMBAC Insured)  Aaa  500,000  435,625
Western Minnesota Muni. Pwr. Agcy. Rev. Rfdg.
Series A, 6.25% 1/1/06 (AMBAC Insured)  Aaa  500,000  549,375
  985,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MISSOURI - 0.9%
Kansas City Ind. Dev. Auth. (Kingswood United
Methodist Manor Proj.) Series 1993,
9% 11/15/13  - $ 500,000 $ 545,625
St. Louis Land Clearance Redev. Auth. Hsg. Dev.
Rev. (Westminster Place Apts. Proj.)
11% 12/15/15  -  270,000  273,713
  819,338
NEBRASKA - 0.6%
Nebraska Pub. Pwr. Dist. Rev. (Elec. Sys.)
Series A, 6% 1/1/06  A1  500,000  528,750
NEVADA - 2.1%
Clark County Ind. Dev. Rev. (Southwest Gas Corp.)
Series A, 6.50% 12/1/33 (d)  Baa2  1,300,000  1,306,500
Las Vegas Redev. Agcy. Tax Increment Rev.
(Sub. Lien Fremont Proj. A) 6.10% 6/15/14  BBB+  500,000  493,125
  1,799,625
NEW JERSEY - 1.3%
New Jersey Trans. Fdg. Auth. (Trans. Sys.) Series A,
6.50% 6/15/05 (AMBAC Insured)  Aaa  1,000,000  1,118,750
NEW MEXICO - 1.6%
Albuquerque Arpt. Rev. Rfdg. 6.50% 7/1/08
(AMBAC Insured) (c)(d)  Aaa  250,000  271,875
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of
New Mexico San Juan Proj.) Series A (e):
 6% 3/1/08  Ba1  855,000  855,000
  6.50% 9/1/09  Ba1  275,000  275,000
  1,401,875
NEW YORK - 10.6%
Metropolitan Trans. Auth. Svc. Contract Transit
Facs. Rfdg.:
 Series 5, 6.90% 7/1/05  Baa1  1,000,000  1,076,250
  Series 7, 5.40% 7/1/06  Baa1  1,000,000  998,750
New York City Gen. Oblig.:
Series B, 5.60% 8/15/06  Baa1  350,000  351,313
 Series D, 6.50% 2/15/05  Baa1  500,000  535,625
 5.70% 8/15/02  Baa1  500,000  515,625
 Rfdg.:
 Series D, 6.60% 2/1/03  Baa1  500,000  533,750
  Unltd. Tax Series E,
  6.50% 2/15/04 (FGIC Insured)  Aaa  500,000  548,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York City Ind. Dev. Agcy. (d):
Ind. Dev. Rev. (Japan Airlines Co. Ltd. Proj.)
Series 91, 6% 11/1/15 (FSA Insured)
LOC Morgan Guaranty Trust Co.   Aaa $ 150,000 $ 156,000
 Spl. Facs. Rev. (Terminal
One Group Assoc. Proj.) 6% 1/1/08   A  500,000  516,875
New York City Muni. Assistance Corp. (Spl. Tax)
6% 7/1/05  Aa2  500,000  539,375
New York State Dorm. Auth. Rev. Rfdg. (State Univ.
of New York) Series A, 5.50% 5/15/05  Baa1  750,000  763,125
New York State Energy Research & Dev. Auth. Elec.
Facs. Rev. (Long Island Lighting) Series A (d):
 7.15% 12/1/20  Ba3  800,000  859,000
   6.90% 8/1/22   Ba3  595,000  634,419
New York State Tollway Auth. Svc. Contract Rev.
(Local Hwy. & Bridges) 5.90% 4/1/07  Baa1  250,000  256,250
Triborough Bridge & Tunnel Auth. Rev. Rfdg.
(Gen. Purp.) Series Y, 5.50% 1/1/17  Aa  1,000,000  1,000,000
  9,285,107
NORTH CAROLINA - 2.8%
North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev. Rfdg. Series C:
 5.25% 1/1/04  Baa1  1,000,000  997,500
  7% 1/1/07  Baa1  1,000,000  1,105,000
North Carolina Muni. Pwr. Agcy. Rev. Rfdg.
(No. 1 Catawba Elec.) 6.25% 1/1/17
(AMBAC Insured)  Aaa  300,000  312,750
  2,415,250
OHIO - 0.4%
Marion County Rev. Rfdg. (Commty. Hosp.
Impt. Proj.) 5.60% 5/15/01  BBB+  380,000  386,175
OREGON - 0.6%
Portland Swr. Sys. Rev. Series A, 6.25% 6/1/15  A1  500,000  525,625
PENNSYLVANIA - 6.7%
Delaware County Auth. Rev. (1st. Mtg.)
(Riddle Village Proj.) 7% 6/1/00
(Escrowed to Maturity) (e)  -  600,000  616,338
Montgomery County Higher Ed. & Health Auth.
Hosp. Rev. (United Hosp., Inc.):
 Series A, 8.375% 11/1/03
  (Pre-Refunded to 11/1/99 @102) (e)  Ba1  135,000  151,369
  Series B, 7.50% 11/1/15
 (Pre-Refunded to 11/1/99 @ 100) (e)  Ba1  165,000  178,819
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.
Series A, 6.70% 9/1/14 (MBIA Insured)  Aaa $ 1,500,000 $ 1,661,250
Philadelphia Ind. Dev. Auth. (Philadelphia Arpt.)
7.75% 12/1/17 (d)  -  805,000  857,325
Philadelphia Hosp. & Higher Ed. Facs. Auth. Hosp.
Rev. (Graduate Health Sys. Oblig.):
  Series A&B, 7% 7/1/05  Ba  250,000  263,750
  5.95% 7/1/03  Baa1  500,000  516,250
  7.25% 7/1/18  Ba  200,000  209,750
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.
Rfdg. Series A, 4.75% 9/1/16 (FGIC Insured)  Aaa  335,000  298,150
Southern Pennsylvania Trans. Auth. Spl.
6.50% 3/1/05 (FGIC Insured)  Aaa  1,000,000  1,118,750
  5,871,751
TENNESSEE - 3.3%
Memphis-Shelby County Arpt. Auth. Arpt. Rev.
Rfdg. Series B, 6.50% 2/15/09 (MBIA Insured) (d)  Aaa  500,000  553,125
Metropolitan Gov't. Nashville & Davison County
Wtr. & Swr. Rev. Rfdg. 6% 1/1/07
(MBIA Insured)  Aaa  1,000,000  1,085,000
Tennessee Hsg. Dev. Agcy. Mgt. Fin. Series C,
6.45% 7/1/21  A1  1,200,000  1,233,000
  2,871,125
TEXAS - 6.6%
Alliance Arpt. Auth. Spl. Facs. Rev. (American
Airlines, Inc. Proj.) 7.50% 12/1/29 (d)  Baa2  2,000,000  2,142,500
Brazos River Auth. Poll. Cont. Rev. (Texas Util.
Elec. Co. Proj.) Series A, 8.25% 1/1/19 (d)  Baa1  700,000  749,875
El Paso Prop. Fin. Auth. Single Family Mtg. Rev.
Series A, 8.70% 12/1/18 (GNMA Coll.) (d)  Aaa  685,000  736,375
Lower Neches Valley Auth. Ind. Dev. Corp. Swr.
Facs. Rev. (Mobil Oil Refining Corp. Proj.)
6.40% 3/1/30 (d)  Aa2  1,000,000  1,036,250
Texas Pub. Fin. Auth. Bldg. Rev. Series A,
6% 8/1/03 (AMBAC Insured)  Aaa  1,000,000  1,082,500
  5,747,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
UTAH - 3.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg.
Series B:
 5.75% 7/1/16 (MBIA Insured) (c)  Aaa $ 1,000,000 $ 990,000
  5.75% 7/1/19 (MBIA Insured) (c)  Aaa  1,000,000  982,500
  6% 7/1/16 (MBIA Insured)  Aaa  1,000,000  1,033,750
  3,006,250
VIRGINIA - 1.3%
Loudoun County Ind. Dev. Auth. Residential Care
Facs. Rev. (Falcons Landing Proj.) Series A,
8.75% 11/1/24  -  1,055,000  1,116,981
WASHINGTON - 4.8%
Washington Pub. Pwr. Supply Sys.
Nuclear Proj. #2 Rev. Rfdg.:
 Series A, 0% 7/1/11 (MBIA Insured)  Aaa  1,350,000  599,063
  5.55% 7/1/10 (FGIC Insured)   Aaa  2,700,000  2,662,871
  5.40% 7/1/12  Aa1  1,000,000  951,250
  4,213,184
TOTAL MUNICIPAL BONDS
(Cost $83,991,564)   85,574,641
CASH EQUIVALENTS - 2.2%
 SHARES
Municipal Central Cash Fund (a)(g)
 (Cost $1,921,660)    1,921,660  1,921,660
TOTAL INVESTMENTS - 100%
(Cost $85,913,224)  $ 87,496,301
LEGEND
1. At period end, the seven-day annualized yield on the Municipal Central Cash Fund was 3.43%.
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
4. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
5. Security collateralized by an amount sufficient to pay interest and principal.
6. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
7. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 53.2% AAA, AA, A 56.0%
Baa 19.1% BBB  18.9%
Ba 8.1% BB  5.5%
B 0.0% B  4.4%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 9.3%. FMR has determined that unrated debt securities that are lower quality account for 8.7% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  24.2%
Electric Revenue  22.0
Health Care  13.6
Industrial Development  13.5
Special Tax  7.0
Transportation  5.0
Others (individually less than 5%)   14.7
TOTAL  100.0%
INCOME TAX INFORMATION
At February 28,1997, the aggregate cost of investment securities for income tax purposes was $85,914,214. Net unrealized appreciation aggregated $1,582,087, of which $2,287,830 related to appreciated investment securities and $705,743 related to depreciated investment securities.
At August 31, 1996, the fund had a capital loss carryforward of approximately $1,845,000 of which $1,047,000 and $798,000 will expire on August 31, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 FEBRUARY 28, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $85,913,224) -                  $ 87,496,301
See accompanying schedule

Receivable for investments sold                                           549,767

Interest receivable                                                       1,176,189

 TOTAL ASSETS                                                             89,222,257

LIABILITIES

Payable to custodian bank                                   $ 101,929

Payable for investments purchased                            544,417
Regular delivery

 Delayed delivery                                            2,514,514

Distributions payable                                        116,911

Accrued management fee                                       40,775

Other payables and accrued expenses                          323

 TOTAL LIABILITIES                                                        3,318,869

NET ASSETS                                                               $ 85,903,388

Net Assets consist of:

Paid in capital                                                          $ 85,874,730

Accumulated undistributed net realized gain (loss)                        (1,554,419)
on investments

Net unrealized appreciation (depreciation) on                             1,583,077
investments

NET ASSETS, for 8,468,767 shares outstanding                             $ 85,903,388

NET ASSET VALUE, offering price and redemption price per                  $10.14
share ($85,903,388 (divided by) 8,468,767 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

INTEREST INCOME                                                        $ 2,686,686
Interest

EXPENSES

Management fee                                             $ 271,354

Non-interested trustees' compensation                       510

 Total expenses before reductions                           271,864

 Expense reductions                                         (430)       271,434

NET INTEREST INCOME                                                     2,415,252

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      397,983

 Futures contracts                                          (8,292)     389,691

Change in net unrealized appreciation (depreciation) on                 1,851,902
investment securities

NET GAIN (LOSS)                                                         2,241,593

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 4,656,845
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS          YEAR ENDED
                                                         ENDED               AUGUST 31,
                                                         FEBRUARY 28, 1997   1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 2,415,252         $ 4,799,490
Net interest income

 Net realized gain (loss)                                 389,691             424,156

 Change in net unrealized appreciation (depreciation)     1,851,902           (1,089,192)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          4,656,845           4,134,454
FROM OPERATIONS

Distributions to shareholders                             (2,415,252)         (4,799,490)
From net interest income

 From net realized gain                                   (45,801)            -

 TOTAL DISTRIBUTIONS                                      (2,461,053)         (4,799,490)

Share transactions                                        9,863,075           41,045,501
Net proceeds from sales of shares

 Reinvestment of distributions                            1,600,791           3,299,472

 Cost of shares redeemed                                  (19,083,193)        (26,961,145)

 Redemption fees                                          7,608               37,488

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (7,611,719)         17,421,316
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (5,415,927)         16,756,280

NET ASSETS

 Beginning of period                                      91,319,315          74,563,035

 End of period                                           $ 85,903,388        $ 91,319,315

OTHER INFORMATION
Shares

 Sold                                                     982,823             4,081,530

 Issued in reinvestment of distributions                  158,765             329,404

 Redeemed                                                 (1,895,471)         (2,699,136)

 Net increase (decrease)                                  (753,883)           1,711,798


FINANCIAL HIGHLIGHTS

      SIX MONTHS        YEARS ENDED AUGUST 31,                   APRIL 29, 1993
      ENDED FEBRUARY                                             (COMMENCEMEN
      28, 1997                                                   T OF OPERATIONS)
                                                                 TO
                                                                 AUGUST 31,

      (UNAUDITED)       1996                     1995   1994 C   1993



SELECTED PER-SHARE DATA

Net asset value, beginning      $ 9.900    $ 9.930    $ 9.790    $ 10.350   $ 10.000
of period

Income from Investment           .265       .566       .602       .603       .209
Operations
Net interest income

 Net realized and                .244       (.034)     .125       (.564)     .346
 unrealized gain (loss)

 Total from investment           .509       .532       .727       .039       .555
 operations

Less Distributions

 From net interest income        (.265)     (.566)     (.602)     (.603)     (.209)

 From net realized gain          (.005)     -          -          (.010)     -

 In excess of net                -          -          -          (.010)     -
 realized gain

 Total distributions             (.270)     (.566)     (.602)     (.623)     (.209)

Redemption fees added to         .001       .004       .015       .024       .004
paid in capital

Net asset value, end of         $ 10.140   $ 9.900    $ 9.930    $ 9.790    $ 10.350
period

TOTAL RETURN B                   5.20%      5.48%      7.97%      .61%       5.64%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 85,903   $ 91,319   $ 74,563   $ 61,673   $ 17,267
(000 omitted)

Ratio of expenses to             .60% A     .60%       .60%       .60%       .60%
average net assets                                                          A

Ratio of net interest income     5.33% A    5.65%      6.24%      6.03%      6.24%
to average net assets                                                       A

Portfolio turnover rate          49% A      45%        51%        64%        53%
                                                                            A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE SEPTEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Aggressive Municipal Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions from realized capital gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, and losses deferred due to futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 180 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income exempt from federal income tax by investing in high-quality, short-term municipal securities of various states and municipalities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS - CONTINUED
underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $21,350,361 and $25,230,387, respectively.
The market value of futures contracts opened and closed during the period amounted to $2,606,615 and $2,598,323, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .60% of the fund's average net assets.
Effective March 1, 1997, FMR voluntarily agreed to reduce Spartan Aggressive Municipal Fund's management fee rate from .60% to .55%.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $300 for the period. Effective April 1, 1997, these transaction fees were eliminated.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $430 under these arrangements.
6. BENEFICIAL INTEREST.
At the end of the period, Fidelity Management Trust Company, an affiliate of FMR, was record owner of approximately 6.8% of the total outstanding shares of the fund.
7. PROPOSED REORGANIZATION.
The Board of Trustees of the Spartan Aggressive Municipal Fund has approved an Agreement and Plan of Reorganization and Liquidation ("Agreement") between the fund and Fidelity Aggressive Municipal Fund ("Reorganization"). The Agreement
7. PROPOSED REORGANIZATION - CONTINUED
provides for the transfer of substantially all of the assets of the fund to Fidelity Aggressive Municipal Fund in exchange solely for the number of shares of Fidelity Aggressive Municipal Fund having the same aggregate net asset value as the outstanding shares of the fund at the close of business on the day that the Reorganization is effective and the assumption by Fidelity Aggressive Municipal Fund of substantially all of the liabilities of the fund. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the Investment Company Act of 1940) of outstanding voting securities of the fund. A Special Meeting of Shareholders ("Meeting") of the fund will be held on July 16, 1997 to vote on the Agreement. A detailed description of the proposed transaction and voting information will be sent to shareholders of the fund in May, 1997. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about July 31, 1997.
Effective January 20, 1997, the fund's shares are no longer available for purchase or exchange to new accounts of the fund. However, existing shareholders of the fund can continue to purchase shares of the fund up to the close of business on May 19, 1997, at which time the fund will be closed to all share purchases except for reinvestment of dividends or other distributions.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
 and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
FIDELITY'S TAX-FREE BOND FUNDS
Aggressive Municipal
California Insured Municipal Income
California Municipal Income
Insured Municipal Income
Limited Term Municipal Income
Massachusetts Municipal Income
Michigan Municipal Income
Minnesota Municipal Income
Municipal Income
New York Municipal Income
New York Insured Municipal Income
Ohio Municipal Income
Spartan Aggressive Municipal
(registered trademark)
Spartan Arizona Municipal Income
Spartan California Intermediate Municipal
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Intermediate Municipal
Spartan New York Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemption 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(registered trademark)
EXPORT
FUND
SEMIANNUAL REPORT
FEBRUARY 28, 1997
CONTENTS


PRESIDENT'S MESSAGE        3    Ned Johnson on investing
                                strategies.

PERFORMANCE                4    How the fund has done over time.

FUND TALK                  6    The managers' review of fund
                                performance, strategy and outlook.

INVESTMENT CHANGES         9    A summary of the major shifts in the
                                fund's investments over the past six
                                months.

ADDITIONAL INTERVIEW ON    10   A discussion of upcoming changes
POLICY CHANGES                  to the fund.

INVESTMENTS                11   A complete list of the fund's
                                investments with their market
                                values.

FINANCIAL STATEMENTS       20   Statements of assets and liabilities,
                                operations, and changes in net
                                assets,
                                as well as financial highlights.

NOTES                      24   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through February, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997         PAST 6   PAST 1   LIFE OF
                                        MONTHS   YEAR     FUND

Fidelity Export Fund                    17.77%   37.92%   86.33%

Fidelity Export Fund (incl. 3% sales    14.23%   33.78%   80.74%
charge)

S&P 500(registered trademark)           22.54%   26.16%   81.47%

Growth Funds Average                    15.29%   18.22%   n/a

CUMULATIVE TOTAL RETURNS reflect the fund's actual performance over a set period - in this case, six months, one year, or since the fund started on October 4, 1994. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of 776 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997                PAST 1   LIFE OF
                                               YEAR     FUND

Fidelity Export Fund                           37.92%   29.49%

Fidelity Export Fund (incl. 3% sales charge)   33.78%   27.86%

S&P 500                                        26.16%   28.08%

Growth Funds Average                           18.22%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970228 19970310 092016 S00000000000001
             Export Fund                 SP Standard & Poor 500
             00332                       SP001
  1994/10/04       9700.00                    10000.00
  1994/10/31      10252.90                    10244.46
  1994/11/30       9932.80                     9871.36
  1994/12/31       9942.83                    10017.75
  1995/01/31       9729.22                    10277.51
  1995/02/28      10185.58                    10678.03
  1995/03/31      10418.61                    10993.14
  1995/04/30      10942.94                    11316.88
  1995/05/31      11389.59                    11769.22
  1995/06/30      12583.90                    12042.62
  1995/07/31      13516.04                    12441.95
  1995/08/31      13807.33                    12473.18
  1995/09/30      14302.53                    12999.55
  1995/10/31      13083.96                    12953.14
  1995/11/30      13371.84                    13521.78
  1995/12/31      13146.10                    13782.21
  1996/01/31      12753.38                    14251.36
  1996/02/29      13104.76                    14383.47
  1996/03/31      12846.39                    14521.98
  1996/04/30      14717.02                    14736.04
  1996/05/31      15843.54                    15116.08
  1996/06/30      14799.70                    15173.67
  1996/07/31      13993.57                    14503.30
  1996/08/31      15347.46                    14809.17
  1996/09/30      16887.37                    15642.63
  1996/10/31      16933.63                    16074.06
  1996/11/30      18180.93                    17289.10
  1996/12/31      18226.32                    16946.60
  1997/01/31      19205.65                    18005.42
  1997/02/28      18073.98                    18146.59
IMATRL PRASUN   SHR__CHT 19970228 19970310 092017 R00000000000032

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Export Fund on October 4, 1994, when the fund started, and the current maximum 3% sales charge was paid. As the chart shows, by February 28, 1997, the value of the investment would have grown to $18,074
- an 80.74% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,147 - an 81.47% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGERS' OVERVIEW


NOTE TO SHAREHOLDERS: On January 17, 1997, Jason Weiner (right photo) became Portfolio Manager of Fidelity Export Fund. The following is an interview with Arieh Coll, who managed the fund during most of the period covered by the report, and Jason Weiner who discusses changes in the fund, his outlook and his investment style.
Q. ARIEH, HOW HAS THE FUND PERFORMED?
A.C. For the six months that ended February 28, 1997, the fund had a total return of 17.77%. To compare, the growth funds average tracked by Lipper Analytical Services returned 15.29% over the six-month period, while the Standard & Poor's 500 Index returned 22.54%. For the 12 months that ended February 28, 1997, the fund had a total return of 37.92%. That handily beat the 18.22% return posted by the growth funds average and the 26.16% return of the S&P 500 during the same period.
Q. WHAT HELPED THE FUND'S PERFORMANCE?
A.C. The main factor was the performance of the fund's largest investments while I was managing the fund. I had a great deal of faith in the stocks that I felt had the best potential and thus concentrated more of the fund's assets on these stocks. I believe the key to good performance is to focus on the best ideas and not dilute them with inferior investments.
Q. WAS THERE A COMMON, SECTOR-DRIVEN THEME AMONG THE TOP PERFORMERS?
A.C. Not really. Instead of focusing heavily on a particular sector, I constructed the portfolio one stock at a time, working with a number of different investment strategies. I tended to look for companies that were experiencing rapid unit growth, dominating their markets, experiencing improved conditions in their industries or benefiting from long-term trends.
Q. CAN YOU GIVE US SOME EXAMPLES OF THE BEST PERFORMERS?
A.C. Sure. One was Electronics for Imaging, a California company that enjoys a 70% to 80% market share and is the acknowledged global leader in its niche - color print servers that convert copiers into multipurpose printers. This company has posted sales growth over 50% per year over the past five years, and the stock was up more than 600% from the time Export Fund was launched through January 1997. Another interesting story was Remedy, a software company. I visited the company on the very day its stock hit rock bottom, after having fallen about 50%. I recognized, however, that the company's business prospects were solid, with the company increasing its revenues in excess of 100% per year. After meeting with company management, I was so impressed that I immediately placed a call to Fidelity in Boston and bought as much of the company's stock as possible. Eventually, the stock doubled in price, and I sold it to take profits.
Q. AT THE SAME TIME, THERE MUST HAVE BEEN SOME DISAPPOINTMENTS . . .
A.C. Yes. TSX and C-COR Electronics - two stocks the fund doesn't hold now but were held during the period - are companies that manufacture and provide cable television equipment. Capital expenditures at cable TV companies have been deferred, in part because of continued uncertainty over how deregulation will affect the cable industry. As a result of this delayed spending, these equipment companies have seen declines in revenues and earnings.
Q. TURNING TO YOU, JASON, WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE
FUND?
J.W. The two main changes were a reduction in the fund's technology investments and an increase in its health care positions. At the time I took over the fund in January, technology comprised about 36% of the fund's investments. At the end of the period, however, it made up about 22% of the fund's investments. I reduced investments in technology because I believed that valuations - meaning stock prices compared to other measures such as earnings or cash flow - were generally too high. In addition, the distribution channels that sell personal computers - a leading indicator of technology demand - reported mediocre results. My additions to the fund's stake in health care included a focus on pharmaceutical companies with strong worldwide sales such as Merck, Pfizer and ScheringPlough. These companies have exhibited great unit growth and stable pricing over the past two years, benefiting from the appeal of drug treatments in today's cost-conscious health care system.
Q. IT APPEARS THAT THERE HAVE BEEN SOME OTHER CHANGES AS WELL. FOR EXAMPLE, THE FUND'S TOP 10 INVESTMENTS ARE DIFFERENT FROM SIX MONTHS AGO, AND THE FUND'S MEDIA AND LEISURE INVESTMENTS HAVE BEEN REDUCED. WHAT WAS BEHIND THOSE MOVES?
J.W. Many of the stocks that Arieh had in the fund performed quite well, and were sold out of the fund to take profits when I took over. That's the reason why former top 10 investments such as Electronics for Imaging, as well as many of the gaming stocks that made up the media and leisure stake are out of the fund.
Q. WE UNDERSTAND THAT THE FUND'S NAME AND INVESTMENT POLICIES WILL BE CHANGING . . .
J.W. That's right. To find out more about these changes, please refer to the additional interview on page 10, following this report's Investment Changes page.
Q. WHAT'S YOUR OUTLOOK?
J.W. Today's stock market environment is getting tougher. The valuations are high and an ever narrower number of stocks are stepping to the forefront as market leaders. But that doesn't change what I do every day, in any kind of market. I'll be looking for the companies that I feel can increase their earnings per share over the next two or three years at a rate faster than the average company. Earnings growth is the key factor for me, because, more often than not, stock prices follow earnings.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value of
the fund's shares by investing
mainly in the stocks of North
American companies that are
expected to benefit from
exporting goods or services
FUND NUMBER: 332
TRADING SYMBOL: FEXPX
START DATE: October 4, 1994
SIZE: as of February 28, 1997,
more than $453 million
MANAGER: Jason Weiner,
since January 1997; manager,
Fidelity Select Computers
Portfolio, 1996-1997; Fidelity
Select Air Transportation
Portfolio, 1994- 1996; joined
Fidelity in 1991
(checkmark)
JASON WEINER ON HIS
INVESTMENT APPROACH:
"I'm a bottom-up stock picker,
looking at the merits of
individual stocks rather than
trying to make bets on sectors
or economic trends. I'm
attracted to companies that
perhaps are a bit
misunderstood by the market,
but that offer solid prospects
based on projected,
sustainable earnings growth
and expanding profit margins.
I like to find companies with
the opportunity to enhance
their earnings per share
markedly over the next few
years.
"In today's market, investing
in those companies with rock
solid earnings growth
prospects is even more critical.
I'm looking for companies that
provide superior products or
services, or enjoy market
dominance in the U.S. and
abroad - in short, something
that helps them meet or beat
earnings expectations.
Companies that miss
earnings targets today are
being severely punished by
investors."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF FEBRUARY 28, 1997
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

Philip Morris Companies, Inc.   2.9            0.0

General Electric Co.            2.6            0.0

Tubos De Acero De Mexico ADR    2.5            0.9

Johnson & Johnson               2.3            0.0

McDonnell Douglas Corp.         2.1            0.0

Applied Magnetics Corp.         2.1            0.0

Merck & Co., Inc.               2.0            0.0

NIKE, Inc. Class B              1.9            0.0

Citicorp                        1.8            0.0

WorldCom, Inc.                  1.8            0.0

TOP FIVE MARKET SECTORS AS OF FEBRUARY 28, 1997
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

Technology                         21.5           24.3

Health                             11.7           3.2

Media & Leisure                    7.6            19.2

Industrial Machinery & Equipment   6.8            1.6

Nondurables                        6.1            0.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF FEBRUARY 28, 1997 * AS OF AUGUST 31, 1996 **
Row: 1, Col: 1, Value: 10.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 4, Value: 39.8
Row: 1, Col: 1, Value: 6.0
Row: 1, Col: 2, Value: 1.9
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 4, Value: 43.0
Stocks 89.8%
Bonds 0.0%
Short-term
investments 10.2%
NON-NORTH AMERICAN
INVESTMENTS 2.6%

Stocks 93.8%
Bonds 0.1%
Short-term
investments 6.1%
NON-NORTH AMERICAN
INVESTMENTS 6.5%
*
**
NOTE: OF THE FUND'S 97.4% STAKE IN NORTH AMERICAN INVESTMENTS, 0.7% WAS INVESTED IN CANADA AND 3.3% IN MEXICO ON FEBRUARY 28, 1997. ON AUGUST 31, 1996, 93.5% OF THE FUND'S INVESTMENTS WERE INVESTED IN NORTH AMERICA, WHICH INCLUDED A 1.5% STAKE IN CANADA AND 1.0% IN MEXICO.
ADDITIONAL INTERVIEW ON POLICY CHANGES


NOTE TO SHAREHOLDERS: As of May 1, 1997, there will be investment policy changes to Fidelity Export Fund, and the fund will change its name to "Fidelity Export and Multinational Fund." In the following additional interview segment, Portfolio Manager Jason Weiner discusses the changes to the fund.
Q. WE UNDERSTAND THAT THE TYPES OF COMPANIES THE FUND CAN INVEST IN ARE CHANGING. BEFORE WE GET TO THE SPECIFIC CHANGES, CAN YOU DESCRIBE THE CURRENT SET-UP AND FOCUS OF THE FUND?
A. Yes. Currently, Fidelity Export Fund invests at least 65% of its assets in "export companies." These are defined as companies based in North America that derive 10% or more of their annual revenues from sales of exported goods or services, or that engage in export-related businesses. The fund's investment style is based on the principle that companies that can compete effectively overseas against locally produced goods and services - despite disadvantages such as tariffs and transportation costs - have superior products that may lead to outperformance in the long term.
Q. CAN YOU SUMMARIZE THE CHANGES FOR US?
A. Sure. There are really two significant changes. The first change addresses the location of the companies in which the fund may invest. As of May 1, 1997, the fund must invest at least 65% of its total assets in U.S. companies rather than the broader category of North American companies. The second change adds multinational companies to export companies as the fund's focus. Multinational companies include those that derive a substantial portion of their revenues or profits from foreign operations, or that have a substantial portion of their assets abroad. With this change the fund can invest in U.S. companies that sell products and services that are initiated by and attributed to their foreign-based operations.
Q. WHAT ARE THE REASONS BEHIND THIS CHANGE?
A. While the fund's historical performance has been strong, it has come with significant volatility. This volatility stems primarily from the narrowness of the fund's current investment universe. The universe tends to be skewed toward smaller-capitalization companies and excludes many household names that have significant foreign sales. For example, foreign sales represented more than 40% of the total sales of Coca-Cola, Johnson & Johnson and McDonald's in their latest fiscal years. However, none of these companies reported "export" revenues of more than 10% of their total revenues, because the foreign revenues were attributed to their foreign subsidiaries or affiliates.
Q. SO YOU BELIEVE THE FUND'S RETURNS WILL TEND TO BE LESS VOLATILE COMPARED TO THE MARKET IN THE FUTURE?
A. I believe so. By broadening the investment universe, the new policies are likely to reduce the fund's small-cap bias and lead to a portfolio with potentially lower volatility relative to the broad U.S. stock market. The changes to the fund's policies and name will allow it to invest in companies with significant foreign operations, without limiting the fund to a narrow universe of exporters.
INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 89.8%
 SHARES
AEROSPACE & DEFENSE - 5.7%
AEROSPACE & DEFENSE - 5.0%
Aviall, Inc. (a)   15,000 $ 166,875
BE Aerospace, Inc. (a)   107,500  2,606,875
Boeing Co.   48,900  4,975,562
Gulfstream Aerospace Corp. (a)   50,800  1,104,900
McDonnell Douglas Corp.   155,600  9,880,600
Rohr Industries, Inc. (a)   92,700  1,680,188
Wyman-Gordon Co. (a)   135,000  2,413,125
  22,828,125
DEFENSE ELECTRONICS - 0.7%
BEI Electronics, Inc.   50,000  568,750
Litton Industries, Inc.   25,000  1,075,000
Raytheon Co.   30,000  1,413,750
  3,057,500
SHIP BUILDING & REPAIR - 0.0%
General Dynamics Corp.   2,500  168,125
TOTAL AEROSPACE & DEFENSE   26,053,750
BASIC INDUSTRIES - 5.4%
CHEMICALS & PLASTICS - 0.4%
Cambrex Corp.   56,600  1,896,100
IRON & STEEL - 2.5%
Tubos De Acero De Mexico ADR (a)  698,300  11,521,950
METALS & MINING - 2.5%
Alumax, Inc. (a)   59,300  2,320,113
Farallon Resources Ltd. (a)   61,000  713,372
Oregon Metallurgical Corp.   168,800  3,713,600
Titanium Metals Corp. (a)   173,500  4,749,563
  11,496,648
TOTAL BASIC INDUSTRIES   24,914,698
CONGLOMERATES - 0.5%
United Technologies Corp.   30,000  2,257,500
COMMON STOCKS - CONTINUED
 SHARES
DURABLES - 4.8%
AUTOS, TIRES, & ACCESSORIES - 0.3%
Gentex Corp.   20,000 $ 370,000
Ugly Duckling Corp. (a)   48,000  1,002,000
  1,372,000
CONSUMER DURABLES - 0.7%
Samsonite Corp. (a)   50,000  2,375,000
Spectran Corp. (a)   50,400  926,100
  3,301,100
CONSUMER ELECTRONICS - 0.2%
Powerwave Technologies, Inc.   30,000  667,500
TEXTILES & APPAREL - 3.6%
Cutter & Buck, Inc. (a)   105,000  1,785,000
Designer Holdings Ltd.   38,600  496,975
NIKE, Inc. Class B  121,100  8,704,063
Reebok International Ltd.   70,000  3,272,500
Timberland Co. Class A (a)   1,400  56,700
Tommy Hilfiger (a)  45,300  2,474,513
  16,789,751
TOTAL DURABLES   22,130,351
ENERGY - 1.7%
ENERGY SERVICES - 1.0%
BJ Services Co. (a)   15,827  629,124
Diamond Offshore Drilling, Inc. (a)   15,900  938,100
Energy Ventures, Inc. (a)   23,100  1,178,100
Halliburton Co.   12,500  807,813
Nabors Industries, Inc. (a)   30,000  461,250
Schlumberger Ltd.   5,000  503,125
  4,517,512
OIL & GAS - 0.7%
American Exploration Co. (a)   58,700  726,413
Belco Oil & Gas Corp. (a)   13,800  282,900
Canadian Natural Resources Ltd. (a)   5,000  119,139
Flores & Rucks, Inc. (a)   38,100  1,714,500
Newfield Exploration Co. (a)   4,800  95,400
Vintage Petroleum, Inc.   15,200  457,900
  3,396,252
TOTAL ENERGY   7,913,764
COMMON STOCKS - CONTINUED
 SHARES
FINANCE - 6.0%
BANKS - 2.5%
BankAmerica Corp.   15,000 $ 1,706,250
Chase Manhattan Corp.   15,000  1,501,875
Citicorp  71,800  8,382,650
  11,590,775
CREDIT & OTHER FINANCE - 2.4%
Aames Financial Corp.   79,500  2,394,938
Cityscape Financial Corp. (a)   222,400  6,088,200
Federal Agricultural Mortgage Corp. Class C (non-vtg.) (a)  41,000
1,291,500
Southern Pacific Funding Corp. (a)   60,000  1,312,500
  11,087,138
INSURANCE - 0.9%
AFLAC, Inc.   100,000  4,037,500
SECURITIES INDUSTRY - 0.2%
Schwab (Charles) Corp.   25,000  937,500
TOTAL FINANCE   27,652,913
HEALTH - 11.7%
DRUGS & PHARMACEUTICALS - 6.8%
American Home Products Corp.   50,000  3,200,000
Calypte Biomedical Corp.   185,000  1,526,250
Cytyc Corp. (a)   40,000  1,095,000
Matritech, Inc. (a)   335,000  2,261,250
Merck & Co., Inc.   100,600  9,255,200
Pfizer, Inc.   56,800  5,204,300
Pharmaceutical Product Development, Inc. (a)   152,500  3,583,750
Schering-Plough Corp.   40,200  3,080,325
Warner-Lambert Co.   25,000  2,100,000
  31,306,075
MEDICAL EQUIPMENT & SUPPLIES - 4.9%
Cooper Companies, Inc. (a)   135,200  2,822,300
Heartport, Inc. (a)   149,500  4,428,938
Johnson & Johnson  182,100  10,493,513
Medtronic, Inc.   30,000  1,942,500
St. Jude Medical, Inc. (a)   25,000  987,500
U.S. Surgical Corp.   50,000  2,131,250
  22,806,001
TOTAL HEALTH   54,112,076
COMMON STOCKS - CONTINUED
 SHARES
INDUSTRIAL MACHINERY & EQUIPMENT - 6.8%
ELECTRICAL EQUIPMENT - 5.3%
AML Communications, Inc. (a)   50,000 $ 450,000
California Amplifier, Inc. (a)   166,500  894,938
Charter Power Systems, Inc.   43,500  1,430,063
General Electric Co.   118,400  12,180,400
Gilat Satellite Networks Ltd. (a)   59,000  1,718,375
Loral Space & Communications Ltd.   50,000  806,250
Scientific-Atlanta, Inc.   106,500  1,783,875
Sensormatic Electronics Corp.   185,000  3,191,250
Westinghouse Electric Corp.   128,072  2,209,242
  24,664,393
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
Caterpillar, Inc.   25,000  1,959,375
FSI International, Inc. (a)   10,000  148,750
New Holland NV (a)  49,700  1,149,313
PRI Automation, Inc. (a)   65,000  3,209,375
Regal-Beloit Corp.   9,200  205,850
  6,672,663
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   31,337,056
MEDIA & LEISURE - 7.6%
BROADCASTING - 0.5%
Clear Channel Communications, Inc. (a)   30,400  1,455,400
Telemundo Group, Inc. Class A (a)  33,300  949,050
  2,404,450
ENTERTAINMENT - 1.8%
Disney (Walt) Co.   65,800  4,885,650
MGM Grand, Inc. (a)   32,000  1,124,000
Scientific Games Holdings Corp. (a)  85,400  2,113,650
  8,123,300
LEISURE DURABLES & TOYS - 2.3%
Brunswick Corp.   45,300  1,296,713
Callaway Golf Co.   100,000  3,187,500
Harley-Davidson, Inc.   65,000  2,429,375
Hasbro, Inc.   88,500  3,783,375
  10,696,963
COMMON STOCKS - CONTINUED
 SHARES
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 1.6%
Aztar Corp. (a)   56,200 $ 414,475
Circus Circus Enterprises, Inc. (a)   6,200  193,750
Mirage Resorts, Inc. (a)   119,300  2,967,588
Rio Hotel & Casino, Inc. (a)   104,600  1,634,375
WMS Industries, Inc. (a)   103,600  2,059,050
  7,269,238
PUBLISHING - 1.4%
Cognizant Corp.   53,800  1,876,275
Gibson Greetings, Inc. (a)   47,200  973,500
New York Times Co. (The) Class A  50,000  2,225,000
Playboy Enterprises, Inc. Class B (a)  99,600  1,518,900
  6,593,675
TOTAL MEDIA & LEISURE   35,087,626
NONDURABLES - 6.1%
BEVERAGES - 0.2%
Grupo Modelo SA de CV Class C Ord.   130,000  811,988
Pete's Brewing Co. (a)   25,200  149,625
  961,613
FOODS - 0.0%
Fletchers Fine Foods Ltd.   18,400  205,767
HOUSEHOLD PRODUCTS - 1.4%
Alberto-Culver Co. Class A  5,400  128,925
Estee Lauder Companies, Inc.   50,000  2,325,000
Gillette Co.   45,000  3,560,625
Safety First, Inc. (a)   46,100  409,138
  6,423,688
TOBACCO - 4.5%
Dimon, Inc.   50,000  1,175,000
General Cigar Holdings, Inc. Class A  1,000  23,000
Philip Morris Companies, Inc.   97,900  13,228,738
RJR Nabisco Holdings Corp.   100,000  3,662,500
Standard Commercial Corp.   50,500  959,500
Universal Corp.   49,700  1,565,550
  20,614,288
TOTAL NONDURABLES   28,205,356
COMMON STOCKS - CONTINUED
 SHARES
PRECIOUS METALS - 0.4%
TVI Pacific, Inc. (a)   2,130,000 $ 1,961,627
RETAIL & WHOLESALE - 1.5%
APPAREL STORES - 0.2%
Kenneth Cole Productions, Inc. Class A (a)  55,200  1,083,300
APPLIANCE STORES - 0.6%
Grupo Elektra SA  280,000  2,755,836
RETAIL & WHOLESALE, MISCELLANEOUS - 0.7%
CML Group, Inc.   224,100  560,250
Coldwater Creek, Inc.   500  9,188
Sodak Gaming, Inc. (a)   155,000  2,228,125
Viking Office Products, Inc.   5,900  139,388
  2,936,951
TOTAL RETAIL & WHOLESALE   6,776,087
SERVICES - 4.4%
ADVERTISING - 1.0%
Interpublic Group of Companies, Inc.   50,000  2,506,250
Omnicom Group, Inc.   45,900  2,277,788
  4,784,038
LEASING & RENTAL - 0.4%
Mitcham Industries, Inc. (a)   182,500  1,665,313
PRINTING - 0.8%
ASM Lithography Holding NV (a)   58,600  3,896,900
SERVICES - 2.2%
Learning Tree International, Inc. (a)   30,000  930,000
Manpower, Inc.   51,500  1,944,125
Sitel Corp.   87,200  1,449,700
Telespectrum Worldwide, Inc. (a)   10,000  138,750
Zebra Technologies Corp. Class A (a)  256,400  5,704,900
  10,167,475
TOTAL SERVICES   20,513,726
COMMON STOCKS - CONTINUED
 SHARES
TECHNOLOGY - 21.5%
COMMUNICATIONS EQUIPMENT - 2.5%
ADC Telecommunications, Inc.   5,300 $ 143,100
Ascend Communications, Inc. (a)   83,600  4,368,100
Centigram Communications Corp. (a)   9,900  112,613
Lucent Technologies, Inc.   119,700  6,448,838
Natural Microsystems (a)  10,000  287,500
  11,360,151
COMPUTER SERVICES & SOFTWARE - 4.3%
Autodesk, Inc.   50,000  1,693,750
Barra, Inc.   45,700  1,382,425
Boole & Babbage, Inc. (a)   25,000  656,250
Electronic Arts, Inc. (a)   80,000  2,500,000
Intelligroup, Inc.   100,100  1,276,275
Meta Group, Inc.   217,000  5,153,750
Midway Games, Inc.   30,000  468,750
Modatech Systems, Inc. (a)   309,800  -
Ontrack Data International, Inc. (a)   160,000  2,940,000
Phoenix Technologies Ltd.   175,000  3,117,188
Qualix Group, Inc.   50,000  381,250
Sabre Group Holdings, Inc. Class A  6,900  194,925
  19,764,563
COMPUTERS & OFFICE EQUIPMENT - 9.4%
Adaptec, Inc. (a)   57,000  2,169,563
Applied Magnetics Corp. (a)   249,600  9,703,200
Comdisco, Inc.   39,400  1,226,325
Creative Technology Corp. Ltd. (a)   64,300  792,699
Eltron International, Inc. (a)   269,300  5,857,275
Encad, Inc. (a)   35,000  1,194,375
Hewlett-Packard Co.   100,000  5,600,000
National Computer System, Inc.   100,500  2,487,375
Peak Technologies Group, Inc. (a)   156,200  1,679,150
Quantum Corp. (a)   72,700  2,889,825
Seagate Technology (a)  147,800  6,983,550
Sequent Computer Systems, Inc. (a)   85,600  1,471,250
Silicon Graphics, Inc. (a)   60,000  1,447,500
  43,502,087
COMMON STOCKS - CONTINUED
 SHARES
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - 0.9%
Anadigics, Inc. (a)   52,500 $ 1,351,875
Applied Materials, Inc. (a)   5,000  253,125
Novellus System, Inc.   32,000  2,616,000
  4,221,000
ELECTRONICS - 4.4%
AVX Corp.   28,800  637,200
Alpine Group, Inc. (a)   200,000  1,675,000
Continental Circuits Corp. (a)   67,400  901,475
Etec Systems, Inc. (a)   70,000  2,537,500
Intel Corp.   43,100  6,114,813
Lattice Semiconductor Corp. (a)   41,500  1,981,625
Linear Technology Corp.   23,100  1,051,050
Maxwell Technologies, Inc. (a)   2,800  64,400
Tencor Instruments (a)  10,000  400,625
Texas Instruments, Inc.   27,600  2,128,650
Unitrode Corp. (a)   13,000  474,500
Vitesse Semiconductor Corp. (a)   82,200  2,298,175
  20,265,013
TOTAL TECHNOLOGY   99,112,814
TRANSPORTATION - 3.2%
AIR TRANSPORTATION - 1.8%
AMR Corp. (a)   30,000  2,358,750
America West Holding Corp. Class B (a)  1,500  20,813
Continental Airlines, Inc. Class B (a)   100,000  2,862,500
Delta Air Lines, Inc.   30,000  2,415,000
KLM Royal Dutch Airlines NV (NY Reg.)  25,000  768,750
  8,425,813
RAILROADS - 0.0%
Bombardier, Inc. Class B  10,000  191,865
TRUCKING & FREIGHT - 1.4%
Air Express International Corp.   75,000  2,325,000
Airborne Freight Corp.   100,000  2,737,500
Expeditors International of Washington, Inc.   50,000  1,250,000
  6,312,500
TOTAL TRANSPORTATION   14,930,178
COMMON STOCKS - CONTINUED
 SHARES
UTILITIES - 2.5%
CELLULAR - 0.1%
LCC International, Inc.   40,000 $ 390,000
TELEPHONE SERVICES - 2.4%
Telebras sponsored ADR  30,000  2,910,000
WorldCom, Inc. (a)   313,500  8,346,938
  11,256,938
TOTAL UTILITIES   11,646,938
TOTAL COMMON STOCKS
(Cost $412,105,566)   414,606,460
CASH EQUIVALENTS - 10.2%
Taxable Central Cash Fund (b)
(Cost $46,986,321)  46,986,321  46,986,321
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $459,091,887)  $ 461,592,781
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.31%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At February 28, 1997, the aggregate cost of investment securities for income tax purposes was $459,308,447. Net unrealized appreciation aggregated $2,284,334, of which $22,841,074 related to appreciated investment securities and $20,556,740 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 FEBRUARY 28, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $459,091,887) -                   $ 461,592,781
See accompanying schedule

Cash                                                                        399,310

Receivable for investments sold                                             12,244,040

Receivable for fund shares sold                                             1,597,667

Dividends receivable                                                        216,696

Interest receivable                                                         288,608

Redemption fees receivable                                                  634

 TOTAL ASSETS                                                               476,339,736

LIABILITIES

Payable for investments purchased                           $ 10,651,014

Payable for fund shares redeemed                             11,811,650

Accrued management fee                                       251,983

Other payables and accrued expenses                          141,842

 TOTAL LIABILITIES                                                          22,856,489

NET ASSETS                                                                 $ 453,483,247

Net Assets consist of:

Paid in capital                                                            $ 386,832,488

Accumulated net investment (loss)                                           (866,617)

Accumulated undistributed net realized gain (loss) on                       65,016,482
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               2,500,894
investments

NET ASSETS, for 27,305,039 shares outstanding                              $ 453,483,247

NET ASSET VALUE and redemption price per share                              $16.61
($453,483,247 (divided by) 27,305,039 shares)

Maximum offering price per share (100/97.00 of $16.61)                      $17.12


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

INVESTMENT INCOME                                                        $ 446,748
Dividends

Interest                                                                  693,639

 TOTAL INCOME                                                             1,140,387

EXPENSES

Management fee                                             $ 1,258,002

Transfer agent fees                                         596,072

Accounting fees and expenses                                125,353

Non-interested trustees' compensation                       1,512

Custodian fees and expenses                                 21,316

Registration fees                                           47,552

Audit                                                       19,797

Legal                                                       2,991

Interest                                                    12,877

Miscellaneous                                               2,817

 Total expenses before reductions                           2,088,289

 Expense reductions                                         (81,285)      2,007,004

NET INVESTMENT INCOME (LOSS)                                              (866,617)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain             79,221,507
 of $6,853,916 on sales of investments
 in affiliated issuers)

 Foreign currency transactions                              2,728         79,224,235

Change in net unrealized appreciation (depreciation) on                   (26,381,447)
investment securities

NET GAIN (LOSS)                                                           52,842,788

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 51,976,171
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS        YEAR ENDED
                                                         ENDED FEBRUARY    AUGUST 31,
                                                         28, 1997          1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (866,617)       $ (1,328,346)
Net investment income (loss)

 Net realized gain (loss)                                 79,224,235        33,009,292

 Change in net unrealized appreciation (depreciation)     (26,381,447)      (28,431,719)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          51,976,171        3,249,227
FROM OPERATIONS

Distributions to shareholders from net realized gains     (20,329,459)      (27,054,780)

Share transactions                                        644,788,957       634,169,649
Net proceeds from sales of shares

 Reinvestment of distributions                            20,039,148        26,820,637

 Cost of shares redeemed                                  (510,058,083)     (873,552,833)

 Redemption fees                                          7,819             -

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          154,777,841       (212,562,547)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 186,424,553       (236,368,100)

NET ASSETS

 Beginning of period                                      267,058,694       503,426,794

 End of period (including accumulated net investment     $ 453,483,247     $ 267,058,694
 loss of $866,617 and $0, respectively)

OTHER INFORMATION
Shares

 Sold                                                     38,723,814        44,667,554

 Issued in reinvestment of distributions                  1,216,681         2,020,210

 Redeemed                                                 (30,620,457)      (64,106,331)

 Net increase (decrease)                                  9,320,038         (17,418,567)


FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEAR ENDED    OCTOBER 4,
      ENDED FEBRUARY    AUGUST 31,    1994
      28, 1997          1996          (COMMENCEME
      (UNAUDITED)                     NT OF
                                      OPERATIONS) TO
                                      AUGUST 31,
                                      1995




SELECTED PER-SHARE DATA D

Net asset value, beginning of period             $ 14.85      $ 14.22     $ 10.00

Income from Investment Operations

 Net investment income (loss)                     (.03)        (.05)       (.03)

 Net realized and unrealized gain (loss)          2.65         1.52 G      4.26

 Total from investment operations                 2.62         1.47        4.23



Less Distributions

 From net realized gain                           (.86)        (.84)       (.01)

Redemption fees added to paid in capital          -            -           -

Net asset value, end of period                   $ 16.61      $ 14.85     $ 14.22

TOTAL RETURN B, C                                 17.77%       11.15%      42.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 453,483    $ 267,059   $ 503,427

Ratio of expenses to average net assets           1.01% A      1.03%       1.22% A

Ratio of expenses to average net assets after     .97% A, E    1.00% E     1.22% A
expense reductions

Ratio of net investment income (loss) to          (.42)% A     (.39)%      (.27)%
average net assets                                                        A

Portfolio turnover rate                           421% A       313%        245% A

Average commission rate F                        $ .0381      $ .0326


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1997 (Unaudited)


8. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Export Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On March 20, 1997, the Board of Trustees approved a change in the fund's name from Fidelity Export Fund to Fidelity Export and Multinational Fund. The fund's name change will be effective May 1, 1997. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares purchased on or after February 1, 1997 and held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
9. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC),
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.
10. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $895,253,395 and $783,467,520, respectively.
11. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .61% of average net assets.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $552,443 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .29% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $140,785 for the period.
12. INTERFUND LENDING PROGRAM.
The fund participated in the interfund lending program as a borrower. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $15,966,000 and $10,572,000, respectively. The weighted average interest rate was 5.4%. Interest expense includes $6,375 paid under the interfund lending program.
13. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $11,215,000 and $4,503,667, respectively. The weighted average interest rate was 5.8%. Interest expense includes $6,502 paid under the bank borrowing program.
14. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $67,375 under this arrangement.
7. EXPENSE REDUCTIONS -
CONTINUED
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $7,778 and $6,132, respectively, under these arrangements.
15. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Calypte Biomedical Corp.  $ - $ - $ - $ -
Penn National Gaming, Inc.   6,837,373  3,915,898  -  -
TOTALS  $ 6,837,373 $ 3,915,898 $ - $ -
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large-Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Growth Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
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 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
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